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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

     REGISTRATION STATEMENT (NO. 2-88373) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 29
                                      AND


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 31


                              VANGUARD STAR FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.


IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE ON APRIL 28, 2000, PURSUANT
                         TO PARAGRAPH (B) OF RULE 485.


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



                                                    VANGUARD
                                                    STAR(TM) FUND

                                                    Prospectus
                                                    April 28, 2000

This  prospectus  contains
financial  data for the
Fund through the
fiscal year ended
December 31, 1999.


                                                    [THE VANGUARD GROUP(R) LOGO]

VANGUARD(R) STAR(TM) FUND
Prospectus
April 28, 2000

A Balanced Mutual Fund

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    CONTENTS
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  1 FUND PROFILE                           15 FINANCIAL HIGHLIGHTS

  3 ADDITIONAL INFORMATION                 17 INVESTING WITH VANGUARD

  4 A WORD ABOUT RISK                         17 Services and Account Features

  4 WHO SHOULD INVEST                         18 Types of Accounts

  5 PRIMARY INVESTMENT STRATEGIES             19 Buying Shares

 11 THE FUND AND VANGUARD                     21 Redeeming Shares

 12 INVESTMENT ADVISER                        24 Transferring Registration

 13 DIVIDENDS, CAPITAL GAINS, AND TAXES       25 Fund and Account Updates

 15 SHARE PRICE                            GLOSSARY (inside back cover)

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WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of Vanguard STAR Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

FUND PROFILE

The following profile summarizes key features of Vanguard STAR Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital growth and income.

INVESTMENT STRATEGIES
As a "fund of funds," STAR Fund invests in a diversified group of other Vanguard mutual funds, rather than in individual securities. The Fund follows a balanced investment approach by placing 60% to 70% of its assets in common stocks through six stock funds; 20% to 30% of its assets in bonds through two bond funds; and 10% to 20% of its assets in short-term reserves through a short-term bond fund and a money market fund. Through the underlying funds, STAR Fund owns a diversified mix of stocks (with emphasis on large-cap value stocks) and bonds (primarily short- and long-term investment-grade corporate bonds and intermediate-term GNMA mortgage-backed bonds).

PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or in different amounts, the Fund's bond and short-term reserve holdings may counteract some of the volatility experienced by the Fund's stock holdings. The Fund's balanced portfolio, in the long run, should result in less investment risk--but a lower investment return--than that of a fund investing exclusively in common stocks.
- Stock risks include: stock market risk, which is the chance that stock prices in general will decline over short or even long periods; and investment style risk, which is the chance that returns from the stock market segments in which the Fund is most heavily weighted (large-capitalization and value stocks) may underperform other asset classes or the overall stock market.
- Bond risks include: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner; and call/prepayment risk, which is the chance that during periods of falling interest rates, a bond issuer will repay a higher-yielding bond before its maturity date, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates.
- The Fund is also subject to manager risk, which is the chance that poor security selection by the investment advisers of the underlying funds will cause the Fund to underperform other funds with similar investment objectives. For additional information on investment risks, see PRIMARY INVESTMENT STRATEGIES.

2

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of broad-based stock and bond market indexes and a composite stock/bond index weighted to match the Fund's target allocation. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1990          -3.62%
                              1991          24.18%
                              1992          10.51%
                              1993          10.88%
                              1994          -0.21%
                              1995          28.64%
                              1996          16.11%
                              1997          21.15%
                              1998          12.38%
                              1999           7.13%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 12.30% (quarter ended March 31, 1991) and the lowest return for a quarter was -10.71% (quarter ended September 30, 1990).

     -------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
     -------------------------------------------------------------------------
                                       1 YEAR       5 YEARS        10 YEARS
     -------------------------------------------------------------------------
     Vanguard STAR Fund                 7.13%        16.85%         12.29%
     Wilshire 5000 Total Market Index  23.77         27.11          17.61
     Lehman Brothers Aggregate
      Bond Index                       -0.82          7.73           7.70
     STAR Lipper Composite*            15.82         16.33          12.12
     -------------------------------------------------------------------------
     *Weighted 62.5% Lipper General Equity, 25% Lipper Fixed Income, and
      12.5% Lipper Money Market.
     -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the underlying funds' assets)
      Indirect Operating Expenses:                                          +

    +Although STAR Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUND AND VANGUARD. The Fund's indirect expense ratio, based on its investments in the underlying Vanguard funds, was 0.36% as of December 31, 1999.

3

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $37        $116       $203          $457
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               SUITABLE FOR IRAS
Dividends are  distributed in June        Yes
and December; capital gains, if any,
are distributed annually in December      MINIMUM INITIAL INVESTMENT
                                          $1,000

INVESTMENT ADVISER
The Fund does not employ an investment    NEWSPAPER  ABBREVIATION
adviser, but benefits from the            STAR
investment advisory services provided
to the underlying Vanguard funds in       VANGUARD FUND NUMBER
which it invests                          056

INCEPTION DATE                            CUSIP NUMBER
March 29, 1985                            921909107

NET ASSETS AS OF DECEMBER 31, 1999        TICKER SYMBOL
$8.1 billion                              VGSTX

--------------------------------------------------------------------------------

4

--------------------------------------------------------------------------------
A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard STAR Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in the Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock and bond markets.

     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
--------------------------------------------------------------------------------

WHO SHOULD INVEST

The Fund may be a suitable investment for you if:
- You wish to add a balanced fund to your existing holdings, which could include other stock and bond--as well as money market and tax-exempt--investments.
- You are seeking growth of your capital over the long term--at least five years--without taking undue risk.
-    You are seeking moderate current income.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            COSTS AND MARKET-TIMING

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
--------------------------------------------------------------------------------

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

     The Fund has adopted the following policies, among others, to discourage short-term trading:
- The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the request or because of a history of excessive trading by the investor.
- There is a limit on the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    The Fund reserves the right to stop offering shares at any time.

5

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BALANCED FUNDS

Balanced funds are generally "middle of the road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks, bonds, and/or money market instruments. Because the prices of stocks and bonds often move in different directions, balanced funds are able to use rewards from one type of investment to help offset the risks from another.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES

This section explains how the Fund pursues its objective, long-term growth of capital and income. The Fund's Board of Trustees oversees the management of the Fund, and may change the investment strategies in the interest of shareholders. In addition, this section discusses several important risks faced by investors in the Fund.

MARKET EXPOSURE

STOCKS

Through six underlying Vanguard funds, STAR Fund invests 60% to 70% of its assets in common stocks. The Fund's indirect investment in stocks is designed to provide long-term capital growth and some income. The underlying stock funds are described on page 9.

[FLAG]THE FUND IS SUBJECT TO STOCK MARKET  RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

------------------------------------------------------
       U.S. STOCK MARKET RETURNS (1926-1999)
------------------------------------------------------
                 1 YEAR  5 YEARS  10 YEARS   20 YEARS
------------------------------------------------------
Best              54.2%   28.6%     19.9%      17.9%
Worst            -43.1   -12.4      -0.9        3.1
Average           13.2    11.0      11.1       11.1
------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

6

     Because stock and bond prices can move in different directions or in different amounts, the Fund's bond and money market fund holdings may help to dampen--but will not eliminate--the volatility experienced by the Fund as a result of its stock fund holdings. The Fund's balanced portfolio, in the long run, should result in less investment risk--and a lower investment return--than a fund investing exclusively in common stocks.

[FLAG]THE FUND IS SUBJECT TO  INVESTMENT-STYLE  RISK,  WHICH IS THE CHANCE  THAT
     RETURNS FROM THE STOCK MARKET SEGMENTS IN WHICH THE FUND IS MOST HEAVILY WEIGHTED MAY UNDERPERFORM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET.

 Through its share ownership of the underlying stock funds, STAR Fund indirectly owns a diversified mixture of common stocks. Although its indirect stock holdings are predominantly large-cap, the Fund has significant exposure to mid-cap stocks and some exposure to small-cap stocks. Mid-cap and small-cap stocks tend to be more volatile than large-cap stocks. The Fund's indirect stock holdings are predominantly value-oriented, although the Fund has significant exposure to growth stocks.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $12 billion; mid-cap funds as those typically holding stocks of companies with a market value between $1 billion and $12 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1 billion. Vanguard periodically reassesses these classifications.

--------------------------------------------------------------------------------

BONDS

Through two underlying Vanguard funds, STAR Fund invests roughly 20% to 30% of its assets in bonds, predominantly intermediate- and long-term bonds. The Fund's indirect investment in bonds is designed to provide a high level of current income with less price volatility than would be expected from the stock portion of its holdings. The underlying bond funds are described on pages 9 and 10.

[FLAG]THE FUND IS SUBJECT TO INTEREST  RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK IS MODEST FOR SHORTER-TERM BOND FUNDS AND HIGHER FOR LONGER-TERM BOND FUNDS.

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

7


--------------------------------------------------------------------------------
                    HOW INTEREST RATE CHANGES AFFECT THE
                           VALUE OF A $1,000 BOND*
-------------------------------------------------------------------------------
                           AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)     INCREASE     DECREASE     INCREASE      DECREASE
-------------------------------------------------------------------------------
Short-Term (2.5 years)        $978        $1,023        $956         $1,046
Intermediate-Term (10 years)   932         1,074         870          1,156
Long-Term (20 years)           901         1,116         816          1,251
-------------------------------------------------------------------------------


     These figures are intended only to illustrate interest rate risk; they should not be regarded as an indication of future returns from the bond market as a whole, or STAR Fund in particular. Also, changes in interest rates may not have as dramatic an effect on the Fund as they would on a fund made up entirely of bonds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

[FLAG]THE FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER
     WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     Since the underlying Vanguard bond funds invest primarily in high-quality obligations, credit risk is relatively low.

8


[FLAG]THE FUND IS ALSO SUBJECT TO CALL RISK (IN THE CASE OF CORPORATE BONDS) AND
     PREPAYMENT RISK (IN THE CASE OF MORTGAGE-BACKED BONDS). THERE IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES A BOND ISSUER WILL REPAY A HIGHER-YIELDING BOND BEFORE ITS MATURITY DATE. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION ASSOCIATED WITH FALLING RATES.


SHORT-TERM RESERVES
Through two underlying Vanguard funds, STAR Fund invests roughly 10% to 20% of its assets in short-term reserves. These reserves consist of investment-grade short-term bonds and high quality money market instruments, including commercial paper and repurchase agreements. From this investment, the Fund seeks to obtain current income and to moderate the overall volatility of the Fund.

     The Fund's short-term reserves are subject to a high level of income risk, which is the chance that dividends will decline if short-term interest rates fall, and a low level of credit risk, which is the chance that an issuer of a money market instrument or short-term bond will fail to pay interest or principal in a timely manner. Because the Fund does not invest heavily in short-term reserves, however, both income risk and credit risk to STAR Fund will be low.

SECURITY SELECTION
Vanguard STAR Fund is a "fund of funds," which means that it achieves its objective by investing in a combination of other mutual funds rather than in individual securities.
     Decisions about how to allocate STAR Fund's assets among the three asset classes (stocks, bonds, and short-term reserves) and among the underlying funds are made by the Trustees of the Fund. Generally, the Fund invests 60% to 70% of its assets in stock funds, 20% to 30% in bond funds, and 10% to 20% in a short-term bond fund and a money market fund. While these allocations may shift from time to time, stocks can be expected to represent at least 60% of the Fund's holdings at any given time. Within any given asset class, Vanguard may increase or decrease the percentage of assets invested in any particular fund without advance notice to shareholders.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Funds of funds are best suited for long-term investors.
--------------------------------------------------------------------------------

[FLAG]THE  FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH  IS THE  CHANCE  THAT THE
     INVESTMENT ADVISERS OF THE UNDERLYING FUNDS WILL DO A POOR JOB OF SELECTING SECURITIES.

     The underlying Vanguard funds are run by their investment advisers according to traditional methods of active investment management. This means that securities are

9

bought and sold according to the advisers' judgments about companies and their financial prospects, about issuers of bonds and money market instruments, and about the general level of interest rates.
     The Fund is generally managed without regard to tax ramifications.

STOCKS

STAR Fund invests in the following stock funds, in approximately the percentages indicated:

1. Vanguard Windsor II Fund (23%)
2. Vanguard Windsor Fund (16%)
3. Vanguard Explorer Fund (7%)
4. Vanguard PRIMECAP Fund (7%)
5. Vanguard Morgan Growth Fund (5%)
6. Vanguard U.S. Growth Fund (5%)

     Vanguard Windsor Fund and Vanguard Windsor II Fund are value-oriented stock funds, chosen primarily for their potential for long-term capital growth, as well as for their current income-producing capabilities. They work toward these goals by investing in large- and medium-size companies believed by the advisers to be undervalued when purchased. These stocks typically--but not always--have lower-than-average price/earnings ratios and higher-than-average dividend yields.
     Vanguard Explorer Fund is an aggressive growth fund and Vanguard PRIMECAP Fund, Vanguard Morgan Growth Fund, and Vanguard U.S. Growth Fund are growth funds. These funds are held by STAR Fund primarily to provide long-term capital growth. They work in different ways to achieve this goal.

- Vanguard Explorer Fund invests in common stocks of small U.S. companies which, in the advisers' opinion, have above-average prospects for growth.

- Vanguard PRIMECAP Fund invests in common stocks that the adviser believes have above-average prospects for continued growth. The fund's portfolio consists predominately of large-cap and mid-cap stocks.
- Vanguard Morgan Growth Fund invests mainly in the common stocks of large- and medium-size domestic companies whose revenues and/or earnings are expected to grow faster than those of the average company in the market. The fund also invests in common stocks of smaller companies with similar characteristics.

- Vanguard U.S. Growth Fund invests in common stocks of large, seasoned U.S. companies that have past records of growth and, in the adviser's opinion, above-average prospects for continued growth.

     Although there are no present plans to do so, the Fund also is authorized to invest in Vanguard 500 Index Fund, which tracks the performance of the S&P 500 Index.

BONDS

STAR Fund invests in two bond funds, in approximately the percentages indicated:

1. Vanguard GNMA Fund (13%)
2. Vanguard Long-Term Corporate Fund (12%)

     Both bond funds seek to provide a high and stable level of income. They work toward this goal, however, in different ways:
-    Vanguard   GNMA  Fund   invests  at  least  80%  of  its  total  assets  in
     mortgage-backed bonds issued by the Government National Mortgage Association. The bonds offer a U.S. government guarantee of timely principal and interest payments, along with income that

10

     usually exceeds that of comparable U.S. Treasury securities. The fund's effective dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages, but normally falls within an intermediate-term range (5 to 10 years).
- Vanguard Long-Term Corporate Fund invests in a diversified group of investment-grade corporate bonds--that is, bonds issued by corporations that are rated at least Baa by Moody's Investors Service, Inc., or BBB by Standard & Poor's Corporation. The fund maintains a dollar-weighted average maturity of 15 to 25 years.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                TYPES OF BONDS

Bonds are issued (sold) by many sources: Corporations issue corporate bonds; the federal government issues U.S. Treasury bonds; agencies of the federal government issue agency bonds; and mortgage holders issue "mortgage-backed" pass-through certificates such as those issued by the Government National Mortgage Association (GNMAs). Each issuer is responsible for paying back the bond's initial value as well as making periodic interest payments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade." The Fund's Statement of Additional Information includes a detailed description of the credit-rating scales used by major, independent bond-rating agencies.

--------------------------------------------------------------------------------

SHORT-TERM RESERVES
To satisfy its policy of allocating 10% to 20% of assets to short-term reserves, STAR Fund invests in the following two funds in approximately the percentages indicated:

1. Vanguard Short-Term Corporate Fund (11%)
2. Vanguard Prime Money Market Fund (1%)

- Vanguard Short-Term Corporate Fund invests in a diversified group of investment-grade corporate bonds. The Fund maintains a dollar-weighted average maturity of between one and three years.
- Vanguard Prime Money Market Fund invests in high quality short-term money market instruments rated in one of the two highest credit quality categories.

OTHER INVESTMENT POLICIES AND RISKS
The Fund's underlying funds may invest, to a limited extent, in foreign securities.

     The Fund's underlying funds may temporarily depart from their normal investment policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, the STAR Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

11

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD

STAR Fund has entered into an agreement with Vanguard under which Vanguard provides all management, administrative, and distribution services to the Fund at cost. The Fund owes Vanguard a sum sufficient to cover Vanguard's out-of-pocket costs. The Fund also bears the expenses of services provided by other parties (such as auditors, legal counsel, and the Fund's custodian), as well as taxes and other direct expenses of the Fund. However, the agreement provides that the Fund's expenses will be offset by reimbursements from Vanguard for (a) contributions made by the Fund to the cost of operating the underlying Vanguard funds in which STAR Fund invests, and (b) certain savings in administrative and marketing costs that Vanguard is expected to derive from the operation of the Fund.
     The Fund's Trustees believe that the reimbursements should be sufficient to offset most, if not all, of the expenses incurred by the Fund. Therefore, the Fund is expected to operate at a very low or zero expense ratio. Since its inception in 1985, the Fund in fact has had no direct net expenses.

     Of course, shareholders of STAR Fund will still bear, indirectly, their proportionate share of the costs of operating the underlying Vanguard funds. The following chart provides the expense ratio for each of the underlying funds during STAR Fund's 1999 fiscal year, as well as the percentage of STAR Fund's net assets invested in each fund as of December 31, 1999:

-----------------------------------------------------------------------
                                             PERCENTAGE OF STAR FUND'S
UNDERLYING FUND            EXPENSE RATIO            NET ASSETS
-----------------------------------------------------------------------
Windsor II Fund                0.37%                   23.4%
Windsor Fund                   0.28                    16.2
Explorer Fund                  0.74                     6.5
PRIMECAP Fund                  0.52                     6.4
Morgan Growth Fund             0.42                     5.2
U.S. Growth Fund               0.39                     5.2
GNMA Fund                      0.27                    12.6
Long-Term Corporate Fund       0.30                    12.3
Short-Term Corporate Fund      0.25                    11.2
Prime Money Market Fund        0.33                     1.0
-----------------------------------------------------------------------
                                                      100.0%
-----------------------------------------------------------------------

     Based on these figures, the indirect expense ratio for STAR Fund's underlying investments on December 31, 1999 was 0.36%. Vanguard expects the Fund's indirect expense ratio in 2000 to remain at or about 0.36%.

12

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard STAR Fund's indirect expense ratio in fiscal year 1999 was 0.36%, or $3.60 per $1,000 of average net assets. The average balanced mutual fund had expenses in 1999 of 1.33%, or $13.30 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which comprise one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.

--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Fund does not employ an investment adviser. Rather, the Fund's Board of Trustees decides how to allocate its assets among the underlying funds. The chart below lists the investment adviser employed by each underlying fund:

--------------------------------------------------------------------------------
UNDERLYING FUND                     INVESTMENT ADVISER
--------------------------------------------------------------------------------
Vanguard Windsor Fund               Wellington Management Company, LLP
                                    Sanford C. Bernstein & Company, Inc.
                                    The Vanguard Group
--------------------------------------------------------------------------------
Vanguard Windsor II Fund            Barrow, Hanley, Mewhinney & Strauss, Inc.
                                    Equinox Capital Management LLC
                                    Tukman Capital Management, Inc.
                                    The Vanguard Group
--------------------------------------------------------------------------------
Vanguard Morgan Growth Fund         Franklin Portfolio Associates, LLC
                                    The Vanguard Group
                                    Wellington Management Company, LLP
--------------------------------------------------------------------------------
Vanguard U.S. Growth Fund           Lincoln Capital Management Company
--------------------------------------------------------------------------------
Vanguard PRIMECAP Fund              PRIMECAP Management Company
--------------------------------------------------------------------------------
Vanguard Explorer Fund              Granahan Investment Management, Inc.
                                    Wellington Management Company, LLP
                                    Chartwell Investment Partners
                                    The Vanguard Group
                                    Grantham, Mayo, Van Otterloo & Co. LLC
--------------------------------------------------------------------------------
Vanguard GNMA Fund                  Wellington Management Company, LLP
--------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund   Wellington Management Company, LLP
--------------------------------------------------------------------------------
Vanguard Short-Term Corporate Fund  The Vanguard Group
--------------------------------------------------------------------------------
Vanguard Prime Money Market Fund    The Vanguard Group
--------------------------------------------------------------------------------

13

     The chart below briefly describes each investment advisory firm:

--------------------------------------------------------------------------------
FIRM                                      BACKGROUND
--------------------------------------------------------------------------------
Wellington Management Company, LLP        - Based in Boston, Massachusetts
                                          - Founded in 1928
                                          - Manages about $235 billion in assets
--------------------------------------------------------------------------------
Sanford C. Bernstein & Company, Inc.      - Based in New York, New York
                                          - Founded in 1968
                                          - Manages about $87 billion in assets
--------------------------------------------------------------------------------
Barrow, Hanley, Mewhinney & Strauss,      - Based in Dallas, Texas
 Inc.                                     - Founded in 1979
                                          - Manages about $29 billion in assets
--------------------------------------------------------------------------------
Equinox Capital Management LLC            - Based in New York, New York
                                          - Founded in 1989
                                          - Manages about $14 billion in assets
--------------------------------------------------------------------------------
Tukman Capital Management, Inc.           - Based in Larkspur, California
                                          - Founded in 1980
                                          - Manages about $8 billion in assets
--------------------------------------------------------------------------------
Franklin Portfolio Associates, LLC        - Based in Boston, Massachusetts
                                          - Founded in 1982
                                          - Manages about $21 billion in assets
--------------------------------------------------------------------------------
Lincoln Capital Management Company        - Based in Chicago, Illinois
                                          - Founded in 1967
                                          - Manages about $68 billion in assets
--------------------------------------------------------------------------------
PRIMECAP Management Company               - Based in Pasadena, California
                                          - Founded in 1983
                                          - Manages about $25 billion in assets
--------------------------------------------------------------------------------
Granahan Investment Management, Inc.      - Based in Waltham, Massachusetts
                                          - Founded in 1985
                                          - Manages about $2 billion in assets
--------------------------------------------------------------------------------
Chartwell Investment Partners             - Based in Berwyn, Pennsylvania
                                          - Founded in 1997
                                          - Manages about $4 billion in assets
--------------------------------------------------------------------------------
The Vanguard Group                        - Based in Valley Forge, Pennsylvania
                                          - Founded in 1975
                                          - Manages about $371 billion in assets
--------------------------------------------------------------------------------
Grantham, Mayo, Van Otterloo & Co. LLC    - Based in Boston, Massachusetts
                                          - Founded in 1977
                                          - Manages about $26 billion in assets
--------------------------------------------------------------------------------




DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends paid by the underlying funds), as well as any capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds. Income dividends generally are distributed in June and December; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

14


BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
-    provide us with your correct taxpayer identification number;
-    certify that the taxpayer identification number is correct; and
-    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

15

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments (i.e., shares of the underlying Vanguard funds) and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                     TOTAL ASSETS - LIABILITIES
NET ASSET VALUE = --------------------------------
                    NUMBER OF SHARES OUTSTANDING

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is STAR.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

16

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began fiscal 1999 with a net asset value (price) of $17.96 per share. During the year, the Fund earned $0.60 per share from investment income and $1.13 per share in capital gains distributions. There was a decline of $0.47 per share from investments that had depreciated in value or that were sold for lower prices than the Fund paid for them.

Shareholders received $1.01 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($1.26 per share) minus the distributions ($1.01 per share) resulted in a share price of $18.21 at the end of the year. This was an increase of $0.25 per share (from $17.96 at the beginning of the year to $18.21 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 7.13% for the year.

As of December 31, 1999, the Fund had $8.1 billion in net assets. For the year, its net investment income amounted to 3.21% of its average net assets; and it sold and replaced securities valued at 10% of its net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            VANGUARD STAR FUND
                                         YEAR ENDED DECEMBER 31,
                         -------------------------------------------------------
                            1999       1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR        $17.96     $17.38      $15.86      $15.03      $12.61
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income       .60        .58         .60         .58        .590
 Capital Gains Distributions
  Received                  1.13        .86        1.06         .63        .435
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            (.47)       .70        1.65        1.19       2.550
                          ------------------------------------------------------
   Total from Investment
    Operations              1.26       2.14        3.31        2.40       3.575
                          ------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income         (.61)      (.58)       (.59)       (.59)      (.590)
 Distributions from
  Realized Capital Gains    (.40)      (.98)      (1.20)       (.98)      (.565)
                         -------------------------------------------------------
   Total Distributions     (1.01)     (1.56)      (1.79)      (1.57)     (1.155)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                  $18.21     $17.96      $17.38      $15.86      $15.03
================================================================================

TOTAL RETURN               7.13%     12.38%      21.15%      16.11%      28.64%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)         $8,087     $8,083      $7,355      $5,863      $4,842
 Ratio of Total
  Expenses to Average
  Net Assets                  0%         0%          0%          0%          0%
 Ratio of Net
  Investment Income to
  Average Net Assets       3.21%      3.18%       3.46%       3.71%       4.12%
 Turnover Rate               10%        16%         15%         18%         13%
================================================================================

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

17

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD
Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK]. Please call us to request copies.
--------------------------------------------------------------------------------

SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for this Fund unless you notify us otherwise.
--------------------------------------------------------------------------------

VANGUARD(R) DIRECT DEPOSIT SERVICE [BOOK]

Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------

VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOK]

Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R) [BOOK]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS(R) [BOOK]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOK]

Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.
--------------------------------------------------------------------------------
ACCESS VANGUARD(TM) www.vanguard.com [COMPUTER]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:

-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.

18


- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------

CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273

Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOK]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

19

BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.

--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$1,000.

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES

The Fund reserves the right to close any nonretirement fund account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $500. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.

--------------------------------------------------------------------------------
BY MAIL TO . . . [ENVELOPE]
open a new account

Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-56
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:          Express or Registered mail to:

The Vanguard Group            The Vanguard Group
P.O. Box 1110                 455 Devon Park Drive
Valley Forge, PA 19482-1110   Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2900                 455 Devon Park Drive
Valley Forge, PA 19482-2900   Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . . [PHONE]
open a new account

Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

20

add to an existing account

Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.

Vanguard Tele-Account         Client Services
1-800-662-6273                1-800-662-2739

*You must obtain a Personal  Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]

Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard STAR Fund-56
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES

It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.

--------------------------------------------------------------------------------

21

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 23.

When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules described in this "Redeeming Shares" section of the prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.

--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.

 The Vanguard funds whose shares you cannot exchange online or by telephone are:
VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, a redemption check will be sent to your address of record.
--------------------------------------------------------------------------------
ONLINE REQUESTS [COMPUTER]
ACCESS VANGUARD at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

--------------------------------------------------------------------------------
TELEPHONE REQUESTS [PHONE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours-- to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.

22

Vanguard Tele-Account         Client Services
1-800-662-6273                1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-    The ten-digit account number.
-    The name and address exactly as registered on the account.
- The primary Social Security or employer identification number as registered on the account.

- The Personal Identification Number (PIN), if applicable (for instance, Tele-Account).
Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.

--------------------------------------------------------------------------------
A NOTE ON  UNUSUAL  CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:
-    Traditional IRAs and Roth IRAs--call Client Services.
- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

23

First-class mail to:          Express or Registered mail to:

The Vanguard Group            The Vanguard Group
P.O. Box 1110                 455 Devon Park Drive
Valley Forge, PA 19482-1110   Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2900                 455 Devon Park Drive
Valley Forge, PA 19482-2900   Wayne, PA 19087-1815
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS

You may receive your redemption proceeds in one of three ways: check, exchange to another Vanguard fund, or Fund Express redemption.

--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FUND EXPRESS(R) REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.

--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
-    The Fund name and account number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

24

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.
-    Your round trips through the Fund must be at least 30 days apart.
-    The Fund may refuse a share purchase at any time, for any reason.
- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

     A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------

ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

--------------------------------------------------------------------------------

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 1110                 455 Devon Park Drive
Valley Forge, PA 19482-1110   Wayne, PA 19087-1815

25

For clients of Vanguard's Institutional Division . . .

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2900                 455 Devon Park Drive
Valley Forge, PA 19482-2900   Wayne, PA 19087-1815
--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.

--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in February and August for this Fund.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOK]

Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.

--------------------------------------------------------------------------------

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

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

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and to make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION

Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.




COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

DURATION
A measure of the sensitivity of bond--and bond fund--prices to interest rate movements. For example, if a bond has a duration of two years, its price would fall by about 2% when interest rates rose one percentage point. On the other hand, the bond's price would rise by about 2% when interest rates fell by one percentage point.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.



FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

FUND OF FUNDS
A mutual fund that pursues its objective by investing in other mutual funds rather than in individual stocks or bonds.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT GRADE

Bonds whose credit quality is considered to be among the highest by independent bond- rating agencies. Bonds rated in one of the four highest rating categories are considered "investment grade."




NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.




TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [SHIP(R) LOGO]
                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Post Office Box 2600
                                                    Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about
Vanguard STAR Fund, the following
documents are available free
upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in
the Fund's annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:

1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including  the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's website
(www.sec.gov), or you can receive
copies of this information, for a
fee, by electronic request at the
following e-mail address:
publicinfo@sec.gov, or by writing
the Public Reference Section,
Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act file
number: 811-3919

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P056N-04/28/2000

                                                          VANGUARD
                                                          STAR(TM) FUND

                                                          Participant Prospectus
                                                          April 28, 2000

This  prospectus  contains
financial  data for the
Fund through the
fiscal year ended
December 31, 1999.


                                                    [THE VANGUARD GROUP(R) LOGO]

VANGUARD(R) STAR(TM) FUND
Participant Prospectus
April 28, 2000

A Balanced Mutual Fund

--------------------------------------------------------------------------------
    CONTENTS
--------------------------------------------------------------------------------

  1 FUND PROFILE                          13 DIVIDENDS, CAPITAL GAINS, AND TAXES

  3 ADDITIONAL INFORMATION                14 SHARE PRICE

  4 A WORD ABOUT RISK                     14 FINANCIAL HIGHLIGHTS

  4 WHO SHOULD INVEST                     16 INVESTING WITH VANGUARD

  5 PRIMARY INVESTMENT STRATEGIES         17 ACCESSING FUND INFORMATION BY
                                             COMPUTER
 11 THE FUND AND VANGUARD
                                          GLOSSARY (inside back cover)
 12 INVESTMENT ADVISER

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of Vanguard STAR Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IMPORTANT NOTE
This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

FUND PROFILE

The following profile summarizes key features of Vanguard STAR Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital growth and income.

INVESTMENT STRATEGIES
As a "fund of funds," STAR Fund invests in a diversified group of other Vanguard mutual funds, rather than in individual securities. The Fund follows a balanced investment approach by placing 60% to 70% of its assets in common stocks through six stock funds; 20% to 30% of its assets in bonds through two bond funds; and 10% to 20% of its assets in short-term reserves through a short-term bond fund and a money market fund. Through the underlying funds, STAR Fund owns a diversified mix of stocks (with emphasis on large-cap value stocks) and bonds (primarily short- and long-term investment-grade corporate bonds and intermediate-term GNMA mortgage-backed bonds).

PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or in different amounts, the Fund's bond and short-term reserve holdings may counteract some of the volatility experienced by the Fund's stock holdings. The Fund's balanced portfolio, in the long run, should result in less investment risk--but a lower investment return--than that of a fund investing exclusively in common stocks.
- Stock risks include: stock market risk, which is the chance that stock prices in general will decline over short or even long periods; and investment style risk, which is the chance that returns from the stock market segments in which the Fund is most heavily weighted (large-capitalization and value stocks) may underperform other asset classes or the overall stock market.
- Bond risks include: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner; and call/prepayment risk, which is the chance that during periods of falling interest rates, a bond issuer will repay a higher-yielding bond before its maturity date, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates.
- The Fund is also subject to manager risk, which is the chance that poor security selection by the investment advisers of the underlying funds will cause the Fund to underperform other funds with similar investment objectives. For additional information on investment risks, see PRIMARY INVESTMENT STRATEGIES.

2

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of broad-based stock and bond market indexes and a composite stock/bond index weighted to match the Fund's target allocation. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1990          -3.62%
                              1991          24.18%
                              1992          10.51%
                              1993          10.88%
                              1994          -0.21%
                              1995          28.64%
                              1996          16.11%
                              1997          21.15%
                              1998          12.38%
                              1999           7.13%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 12.30% (quarter ended March 31, 1991) and the lowest return for a quarter was -10.71% (quarter ended September 30, 1990).

     -------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
     -------------------------------------------------------------------------
                                       1 YEAR       5 YEARS        10 YEARS
     -------------------------------------------------------------------------
     Vanguard STAR Fund                 7.13%        16.85%         12.29%
     Wilshire 5000 Total Market Index  23.77         27.11          17.61
     Lehman Brothers Aggregate
      Bond Index                       -0.82          7.73           7.70
     STAR Lipper Composite*            15.82         16.33          12.12
     -------------------------------------------------------------------------
     *Weighted 62.5% Lipper General Equity, 25% Lipper Fixed Income, and
      12.5% Lipper Money Market.
     -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the underlying funds' assets)
      Indirect Operating Expenses:                                          +

    +Although STAR Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUND AND VANGUARD. The Fund's indirect expense ratio, based on its investments in the underlying Vanguard funds, was 0.36% as of December 31, 1999.

3

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $37        $116       $203          $457
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               NET ASSETS AS OF DECEMBER 31, 1999
Dividends are  distributed in June        $8.1 billion
and December; capital gains, if any,
are distributed annually in December      NEWSPAPER  ABBREVIATION
                                          STAR
INVESTMENT ADVISER
The Fund does not employ an investment    VANGUARD FUND NUMBER
adviser, but benefits from the            056
investment advisory services provided
to the underlying Vanguard funds in       CUSIP NUMBER
which it invests                          921909107

INCEPTION DATE                            TICKER SYMBOL
March 29, 1985                            VGSTX
--------------------------------------------------------------------------------

4

--------------------------------------------------------------------------------
A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard STAR Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in the Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock and bond markets.

     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
--------------------------------------------------------------------------------

WHO SHOULD INVEST

The Fund may be a suitable investment for you if:
- You wish to add a balanced fund to your existing holdings, which could include other stock and bond--as well as money market and tax-exempt--investments.
- You are seeking growth of your capital over the long term--at least five years--without taking undue risk.
-    You are seeking moderate current income.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            COSTS AND MARKET-TIMING

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
--------------------------------------------------------------------------------

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

     The Fund has adopted the following policies, among others, to discourage short-term trading:
- The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the request or because of a history of excessive trading by the investor.
- There is a limit on the number of times you can exchange into and out of the Fund (see "Exchanges" in the INVESTING WITH VANGUARD section).
-    The Fund reserves the right to stop offering shares at any time.

5

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BALANCED FUNDS

Balanced funds are generally "middle of the road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks, bonds, and/or money market instruments. Because the prices of stocks and bonds often move in different directions, balanced funds are able to use rewards from one type of investment to help offset the risks from another.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES

This section explains how the Fund pursues its objective, long-term growth of capital and income. The Fund's Board of Trustees oversees the management of the Fund, and may change the investment strategies in the interest of shareholders. In addition, this section discusses several important risks faced by investors in the Fund.

MARKET EXPOSURE

STOCKS

Through six underlying Vanguard funds, STAR Fund invests 60% to 70% of its assets in common stocks. The Fund's indirect investment in stocks is designed to provide long-term capital growth and some income. The underlying stock funds are described on page 9.

[FLAG]THE FUND IS SUBJECT TO STOCK MARKET  RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

------------------------------------------------------
       U.S. STOCK MARKET RETURNS (1926-1999)
------------------------------------------------------
                 1 YEAR  5 YEARS  10 YEARS   20 YEARS
------------------------------------------------------
Best              54.2%   28.6%     19.9%      17.9%
Worst            -43.1   -12.4      -0.9        3.1
Average           13.2    11.0      11.1       11.1
------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

6

     Because stock and bond prices can move in different directions or in different amounts, the Fund's bond and money market fund holdings may help to dampen--but will not eliminate--the volatility experienced by the Fund as a result of its stock fund holdings. The Fund's balanced portfolio, in the long run, should result in less investment risk--and a lower investment return--than a fund investing exclusively in common stocks.

[FLAG]THE FUND IS SUBJECT TO  INVESTMENT-STYLE  RISK,  WHICH IS THE CHANCE  THAT
     RETURNS FROM THE STOCK MARKET SEGMENTS IN WHICH THE FUND IS MOST HEAVILY WEIGHTED MAY UNDERPERFORM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET.

 Through its share ownership of the underlying stock funds, STAR Fund indirectly owns a diversified mixture of common stocks. Although its indirect stock holdings are predominantly large-cap, the Fund has significant exposure to mid-cap stocks and some exposure to small-cap stocks. Mid-cap and small-cap stocks tend to be more volatile than large-cap stocks. The Fund's indirect stock holdings are predominantly value-oriented, although the Fund has significant exposure to growth stocks.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $12 billion; mid-cap funds as those typically holding stocks of companies with a market value between $1 billion and $12 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1 billion. Vanguard periodically reassesses these classifications.

--------------------------------------------------------------------------------

BONDS

Through two underlying Vanguard funds, STAR Fund invests roughly 20% to 30% of its assets in bonds, predominantly intermediate- and long-term bonds. The Fund's indirect investment in bonds is designed to provide a high level of current income with less price volatility than would be expected from the stock portion of its holdings. The underlying bond funds are described on pages 9 and 10.

[FLAG]THE FUND IS SUBJECT TO INTEREST  RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK IS MODEST FOR SHORTER-TERM BOND FUNDS AND HIGHER FOR LONGER-TERM BOND FUNDS.

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

7


--------------------------------------------------------------------------------
                    HOW INTEREST RATE CHANGES AFFECT THE
                           VALUE OF A $1,000 BOND*
-------------------------------------------------------------------------------
                           AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)     INCREASE     DECREASE     INCREASE      DECREASE
-------------------------------------------------------------------------------
Short-Term (2.5 years)        $978        $1,023        $956         $1,046
Intermediate-Term (10 years)   932         1,074         870          1,156
Long-Term (20 years)           901         1,116         816          1,251
-------------------------------------------------------------------------------


     These figures are intended only to illustrate interest rate risk; they should not be regarded as an indication of future returns from the bond market as a whole, or STAR Fund in particular. Also, changes in interest rates may not have as dramatic an effect on the Fund as they would on a fund made up entirely of bonds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

[FLAG]THE FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER
     WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     Since the underlying Vanguard bond funds invest primarily in high-quality obligations, credit risk is relatively low.

8


[FLAG]THE FUND IS ALSO SUBJECT TO CALL RISK (IN THE CASE OF CORPORATE BONDS) AND
     PREPAYMENT RISK (IN THE CASE OF MORTGAGE-BACKED BONDS). THERE IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES A BOND ISSUER WILL REPAY A HIGHER-YIELDING BOND BEFORE ITS MATURITY DATE. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION ASSOCIATED WITH FALLING RATES.


SHORT-TERM RESERVES
Through two underlying Vanguard funds, STAR Fund invests roughly 10% to 20% of its assets in short-term reserves. These reserves consist of investment-grade short-term bonds and high quality money market instruments, including commercial paper and repurchase agreements. From this investment, the Fund seeks to obtain current income and to moderate the overall volatility of the Fund.

     The Fund's short-term reserves are subject to a high level of income risk, which is the chance that dividends will decline if short-term interest rates fall, and a low level of credit risk, which is the chance that an issuer of a money market instrument or short-term bond will fail to pay interest or principal in a timely manner. Because the Fund does not invest heavily in short-term reserves, however, both income risk and credit risk to STAR Fund will be low.

SECURITY SELECTION
Vanguard STAR Fund is a "fund of funds," which means that it achieves its objective by investing in a combination of other mutual funds rather than in individual securities.
     Decisions about how to allocate STAR Fund's assets among the three asset classes (stocks, bonds, and short-term reserves) and among the underlying funds are made by the Trustees of the Fund. Generally, the Fund invests 60% to 70% of its assets in stock funds, 20% to 30% in bond funds, and 10% to 20% in a short-term bond fund and a money market fund. While these allocations may shift from time to time, stocks can be expected to represent at least 60% of the Fund's holdings at any given time. Within any given asset class, Vanguard may increase or decrease the percentage of assets invested in any particular fund without advance notice to shareholders.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Funds of funds are best suited for long-term investors.
--------------------------------------------------------------------------------

[FLAG]THE  FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH  IS THE  CHANCE  THAT THE
     INVESTMENT ADVISERS OF THE UNDERLYING FUNDS WILL DO A POOR JOB OF SELECTING SECURITIES.

     The underlying Vanguard funds are run by their investment advisers according to traditional methods of active investment management. This means that securities are

9

bought and sold according to the advisers' judgments about companies and their financial prospects, about issuers of bonds and money market instruments, and about the general level of interest rates.
     The Fund is generally managed without regard to tax ramifications.

STOCKS

STAR Fund invests in the following stock funds, in approximately the percentages indicated:

1. Vanguard Windsor II Fund (23%)
2. Vanguard Windsor Fund (16%)
3. Vanguard Explorer Fund (7%)
4. Vanguard PRIMECAP Fund (7%)
5. Vanguard Morgan Growth Fund (5%)
6. Vanguard U.S. Growth Fund (5%)

     Vanguard Windsor Fund and Vanguard Windsor II Fund are value-oriented stock funds, chosen primarily for their potential for long-term capital growth, as well as for their current income-producing capabilities. They work toward these goals by investing in large- and medium-size companies believed by the advisers to be undervalued when purchased. These stocks typically--but not always--have lower-than-average price/earnings ratios and higher-than-average dividend yields.
     Vanguard Explorer Fund is an aggressive growth fund and Vanguard PRIMECAP Fund, Vanguard Morgan Growth Fund, and Vanguard U.S. Growth Fund are growth funds. These funds are held by STAR Fund primarily to provide long-term capital growth. They work in different ways to achieve this goal.

- Vanguard Explorer Fund invests in common stocks of small U.S. companies which, in the advisers' opinion, have above-average prospects for growth.

- Vanguard PRIMECAP Fund invests in common stocks that the adviser believes have above-average prospects for continued growth. The fund's portfolio consists predominately of large-cap and mid-cap stocks.
- Vanguard Morgan Growth Fund invests mainly in the common stocks of large- and medium-size domestic companies whose revenues and/or earnings are expected to grow faster than those of the average company in the market. The fund also invests in common stocks of smaller companies with similar characteristics.

- Vanguard U.S. Growth Fund invests in common stocks of large, seasoned U.S. companies that have past records of growth and, in the adviser's opinion, above-average prospects for continued growth.

     Although there are no present plans to do so, the Fund also is authorized to invest in Vanguard 500 Index Fund, which tracks the performance of the S&P 500 Index.

BONDS

STAR Fund invests in two bond funds, in approximately the percentages indicated:

1. Vanguard GNMA Fund (13%)
2. Vanguard Long-Term Corporate Fund (12%)

     Both bond funds seek to provide a high and stable level of income. They work toward this goal, however, in different ways:
-    Vanguard   GNMA  Fund   invests  at  least  80%  of  its  total  assets  in
     mortgage-backed bonds issued by the Government National Mortgage Association. The bonds offer a U.S. government guarantee of timely principal and interest payments, along with income that

10

     usually exceeds that of comparable U.S. Treasury securities. The fund's effective dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages, but normally falls within an intermediate-term range (5 to 10 years).
- Vanguard Long-Term Corporate Fund invests in a diversified group of investment-grade corporate bonds--that is, bonds issued by corporations that are rated at least Baa by Moody's Investors Service, Inc., or BBB by Standard & Poor's Corporation. The fund maintains a dollar-weighted average maturity of 15 to 25 years.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                TYPES OF BONDS

Bonds are issued (sold) by many sources: Corporations issue corporate bonds; the federal government issues U.S. Treasury bonds; agencies of the federal government issue agency bonds; and mortgage holders issue "mortgage-backed" pass-through certificates such as those issued by the Government National Mortgage Association (GNMAs). Each issuer is responsible for paying back the bond's initial value as well as making periodic interest payments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade." The Fund's Statement of Additional Information includes a detailed description of the credit-rating scales used by major, independent bond-rating agencies.

--------------------------------------------------------------------------------

SHORT-TERM RESERVES
To satisfy its policy of allocating 10% to 20% of assets to short-term reserves, STAR Fund invests in the following two funds in approximately the percentages indicated:

1. Vanguard Short-Term Corporate Fund (11%)
2. Vanguard Prime Money Market Fund (1%)

- Vanguard Short-Term Corporate Fund invests in a diversified group of investment-grade corporate bonds. The Fund maintains a dollar-weighted average maturity of between one and three years.
- Vanguard Prime Money Market Fund invests in high quality short-term money market instruments rated in one of the two highest credit quality categories.

OTHER INVESTMENT POLICIES AND RISKS
The Fund's underlying funds may invest, to a limited extent, in foreign securities.

     The Fund's underlying funds may temporarily depart from their normal investment policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, the STAR Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

11

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD

STAR Fund has entered into an agreement with Vanguard under which Vanguard provides all management, administrative, and distribution services to the Fund at cost. The Fund owes Vanguard a sum sufficient to cover Vanguard's out-of-pocket costs. The Fund also bears the expenses of services provided by other parties (such as auditors, legal counsel, and the Fund's custodian), as well as taxes and other direct expenses of the Fund. However, the agreement provides that the Fund's expenses will be offset by reimbursements from Vanguard for (a) contributions made by the Fund to the cost of operating the underlying Vanguard funds in which STAR Fund invests, and (b) certain savings in administrative and marketing costs that Vanguard is expected to derive from the operation of the Fund.
     The Fund's Trustees believe that the reimbursements should be sufficient to offset most, if not all, of the expenses incurred by the Fund. Therefore, the Fund is expected to operate at a very low or zero expense ratio. Since its inception in 1985, the Fund in fact has had no direct net expenses.

     Of course, shareholders of STAR Fund will still bear, indirectly, their proportionate share of the costs of operating the underlying Vanguard funds. The following chart provides the expense ratio for each of the underlying funds during STAR Fund's 1999 fiscal year, as well as the percentage of STAR Fund's net assets invested in each fund as of December 31, 1999:

-----------------------------------------------------------------------
                                             PERCENTAGE OF STAR FUND'S
UNDERLYING FUND            EXPENSE RATIO            NET ASSETS
-----------------------------------------------------------------------
Windsor II Fund                0.37%                   23.4%
Windsor Fund                   0.28                    16.2
Explorer Fund                  0.74                     6.5
PRIMECAP Fund                  0.52                     6.4
Morgan Growth Fund             0.42                     5.2
U.S. Growth Fund               0.39                     5.2
GNMA Fund                      0.27                    12.6
Long-Term Corporate Fund       0.30                    12.3
Short-Term Corporate Fund      0.25                    11.2
Prime Money Market Fund        0.33                     1.0
-----------------------------------------------------------------------
                                                      100.0%
-----------------------------------------------------------------------

     Based on these figures, the indirect expense ratio for STAR Fund's underlying investments on December 31, 1999 was 0.36%. Vanguard expects the Fund's indirect expense ratio in 2000 to remain at or about 0.36%.

12

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard STAR Fund's indirect expense ratio in fiscal year 1999 was 0.36%, or $3.60 per $1,000 of average net assets. The average balanced mutual fund had expenses in 1999 of 1.33%, or $13.30 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which comprise one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.

--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Fund does not employ an investment adviser. Rather, the Fund's Board of Trustees decides how to allocate its assets among the underlying funds. The chart below lists the investment adviser employed by each underlying fund:

--------------------------------------------------------------------------------
UNDERLYING FUND                     INVESTMENT ADVISER
--------------------------------------------------------------------------------
Vanguard Windsor Fund               Wellington Management Company, LLP
                                    Sanford C. Bernstein & Company, Inc.
                                    The Vanguard Group
--------------------------------------------------------------------------------
Vanguard Windsor II Fund            Barrow, Hanley, Mewhinney & Strauss, Inc.
                                    Equinox Capital Management LLC
                                    Tukman Capital Management, Inc.
                                    The Vanguard Group
--------------------------------------------------------------------------------
Vanguard Morgan Growth Fund         Franklin Portfolio Associates, LLC
                                    The Vanguard Group
                                    Wellington Management Company, LLP
--------------------------------------------------------------------------------
Vanguard U.S. Growth Fund           Lincoln Capital Management Company
--------------------------------------------------------------------------------
Vanguard PRIMECAP Fund              PRIMECAP Management Company
--------------------------------------------------------------------------------
Vanguard Explorer Fund              Granahan Investment Management, Inc.
                                    Wellington Management Company, LLP
                                    Chartwell Investment Partners
                                    The Vanguard Group
                                    Grantham, Mayo, Van Otterloo & Co. LLC
--------------------------------------------------------------------------------
Vanguard GNMA Fund                  Wellington Management Company, LLP
--------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund   Wellington Management Company, LLP
--------------------------------------------------------------------------------
Vanguard Short-Term Corporate Fund  The Vanguard Group
--------------------------------------------------------------------------------
Vanguard Prime Money Market Fund    The Vanguard Group
--------------------------------------------------------------------------------

13

     The chart below briefly describes each investment advisory firm:

--------------------------------------------------------------------------------
FIRM                                      BACKGROUND
--------------------------------------------------------------------------------
Wellington Management Company, LLP        - Based in Boston, Massachusetts
                                          - Founded in 1928
                                          - Manages about $235 billion in assets
--------------------------------------------------------------------------------
Sanford C. Bernstein & Company, Inc.      - Based in New York, New York
                                          - Founded in 1968
                                          - Manages about $87 billion in assets
--------------------------------------------------------------------------------
Barrow, Hanley, Mewhinney & Strauss,      - Based in Dallas, Texas
 Inc.                                     - Founded in 1979
                                          - Manages about $29 billion in assets
--------------------------------------------------------------------------------
Equinox Capital Management LLC            - Based in New York, New York
                                          - Founded in 1989
                                          - Manages about $14 billion in assets
--------------------------------------------------------------------------------
Tukman Capital Management, Inc.           - Based in Larkspur, California
                                          - Founded in 1980
                                          - Manages about $8 billion in assets
--------------------------------------------------------------------------------
Franklin Portfolio Associates, LLC        - Based in Boston, Massachusetts
                                          - Founded in 1982
                                          - Manages about $21 billion in assets
--------------------------------------------------------------------------------
Lincoln Capital Management Company        - Based in Chicago, Illinois
                                          - Founded in 1967
                                          - Manages about $68 billion in assets
--------------------------------------------------------------------------------
PRIMECAP Management Company               - Based in Pasadena, California
                                          - Founded in 1983
                                          - Manages about $25 billion in assets
--------------------------------------------------------------------------------
Granahan Investment Management, Inc.      - Based in Waltham, Massachusetts
                                          - Founded in 1985
                                          - Manages about $2 billion in assets
--------------------------------------------------------------------------------
Chartwell Investment Partners             - Based in Berwyn, Pennsylvania
                                          - Founded in 1997
                                          - Manages about $4 billion in assets
--------------------------------------------------------------------------------
The Vanguard Group                        - Based in Valley Forge, Pennsylvania
                                          - Founded in 1975
                                          - Manages about $371 billion in assets
--------------------------------------------------------------------------------
Grantham, Mayo, Van Otterloo & Co. LLC    - Based in Boston, Massachusetts
                                          - Founded in 1977
                                          - Manages about $26 billion in assets
--------------------------------------------------------------------------------




DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund distributes to shareholders virtually all of its net income (interest and dividends paid by the underlying funds), as well as any capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds. Income dividends generally are distributed in June and December; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin

14

withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments (i.e., shares of the underlying Vanguard funds) and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                     TOTAL ASSETS - LIABILITIES
NET ASSET VALUE = --------------------------------
                    NUMBER OF SHARES OUTSTANDING

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is STAR.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

15


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began fiscal 1999 with a net asset value (price) of $17.96 per share. During the year, the Fund earned $0.60 per share from investment income and $1.13 per share in capital gains distributions. There was a decline of $0.47 per share from investments that had depreciated in value or that were sold for lower prices than the Fund paid for them.

Shareholders received $1.01 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($1.26 per share) minus the distributions ($1.01 per share) resulted in a share price of $18.21 at the end of the year. This was an increase of $0.25 per share (from $17.96 at the beginning of the year to $18.21 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 7.13% for the year.

As of December 31, 1999, the Fund had $8.1 billion in net assets. For the year, its net investment income amounted to 3.21% of its average net assets; and it sold and replaced securities valued at 10% of its net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            VANGUARD STAR FUND
                                         YEAR ENDED DECEMBER 31,
                         -------------------------------------------------------
                            1999       1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR        $17.96     $17.38      $15.86      $15.03      $12.61
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income       .60        .58         .60         .58        .590
 Capital Gains Distributions
  Received                  1.13        .86        1.06         .63        .435
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            (.47)       .70        1.65        1.19       2.550
                          ------------------------------------------------------
   Total from Investment
    Operations              1.26       2.14        3.31        2.40       3.575
                          ------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income         (.61)      (.58)       (.59)       (.59)      (.590)
 Distributions from
  Realized Capital Gains    (.40)      (.98)      (1.20)       (.98)      (.565)
                         -------------------------------------------------------
   Total Distributions     (1.01)     (1.56)      (1.79)      (1.57)     (1.155)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                  $18.21     $17.96      $17.38      $15.86      $15.03
================================================================================

TOTAL RETURN               7.13%     12.38%      21.15%      16.11%      28.64%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)         $8,087     $8,083      $7,355      $5,863      $4,842
 Ratio of Total
  Expenses to Average
  Net Assets                  0%         0%          0%          0%          0%
 Ratio of Net
  Investment Income to
  Average Net Assets       3.21%      3.18%       3.46%       3.71%       4.12%
 Turnover Rate               10%        16%         15%         18%         13%
================================================================================

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

16

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.

- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.

- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

- Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.

- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

17

ACCESSING FUND INFORMATION BY COMPUTER

--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

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

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and to make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION

Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.




COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

DURATION
A measure of the sensitivity of bond--and bond fund--prices to interest rate movements. For example, if a bond has a duration of two years, its price would fall by about 2% when interest rates rose one percentage point. On the other hand, the bond's price would rise by about 2% when interest rates fell by one percentage point.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.



FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

FUND OF FUNDS
A mutual fund that pursues its objective by investing in other mutual funds rather than in individual stocks or bonds.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT GRADE

Bonds whose credit quality is considered to be among the highest by independent bond- rating agencies. Bonds rated in one of the four highest rating categories are considered "investment grade."




NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.




TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [SHIP(R) LOGO]
                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Institutional Division
                                                    Post Office Box 2900
                                                    Valley Forge, PA 19482-2900


FOR MORE INFORMATION
If you'd like more information about
Vanguard STAR Fund, the following
documents are available free
upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in
the Fund's annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including  the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's website
(www.sec.gov), or you can receive
copies of this information, for a
fee, by electronic request at the
following e-mail address:
publicinfo@sec.gov, or by writing
the Public Reference Section,
Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act file
number: 811-3919

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I056N-04/28/2000

                                                                 VANGUARD
                                                                 LIFESTRATEGY(R)
                                                                 FUNDS

                                                                 Prospectus
                                                                 April 28, 2000

This prospectus contains
financial data for the
Funds through the
fiscal year ended
December 31, 1999.


VANGUARD LIFESTRATEGY
INCOME FUND

VANGUARD LIFESTRATEGY
CONSERVATIVE GROWTH
FUND

VANGUARD LIFESTRATEGY
MODERATE GROWTH FUND

VANGUARD LIFESTRATEGY
GROWTH FUND

                                                    [THE VANGUARD GROUP(R) LOGO]

VANGUARD(R) LIFESTRATEGY(R) FUNDS

Prospectus
April 28, 2000

--------------------------------------------------------------------------------
    CONTENTS
--------------------------------------------------------------------------------
  1 AN INTRODUCTION TO VANGUARD           22 DIVIDENDS, CAPITAL GAINS, AND TAXES
    LIFESTRATEGY FUNDS
                                          23 SHARE PRICE
  1 FUND PROFILES
                                          24 FINANCIAL HIGHLIGHTS
     1 Vanguard LifeStrategy Income Fund
                                          27 INVESTING WITH VANGUARD
     5 Vanguard LifeStrategy Conservative
       Growth Fund                           27 Services and Account Features

     8 Vanguard LifeStrategy Moderate        28 Types of Accounts
       Growth Fund
                                             29 Buying Shares
    11 Vanguard LifeStrategy Growth Fund
                                             31 Redeeming Shares
 14 MORE ON THE FUNDS
                                             34 Transferring Registration
 20 THE FUNDS AND VANGUARD
                                             35 Fund and Account Updates
 21 INVESTMENT ADVISER
                                          GLOSSARY (inside back cover)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of each of the Vanguard LifeStrategy Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

AN INTRODUCTION TO VANGUARD LIFESTRATEGY FUNDS

This Prospectus provides information about the Vanguard LifeStrategy Funds, a group of mutual funds that invest a fixed percentage of assets in up to five other Vanguard stock and bond mutual funds. Because they invest in other funds, rather than in individual securities, each Fund is considered a "fund of funds."
     The LifeStrategy Funds offer four distinct choices for different investment styles and life stages. Because an investor's risk tolerance, investment goals, investment time horizon, and financial circumstances are subject to change over time, the LifeStrategy Funds offer alternative strategies for attaining capital growth and income. The allocation to stocks and bonds in each LifeStrategy Fund reflects its greater or lesser emphasis on pursuing current income or growth of capital.
     The profiles that follow summarize each Fund's objective and other key features. Following the profiles, there is important additional information about the Funds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Funds of funds are best suited for long-term investors.
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R)
INCOME FUND

The following profile summarizes key features of Vanguard LifeStrategy Income Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and some growth of capital.

INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to bonds and 20% to common stocks. The Fund's assets are invested in the underlying funds as follows:
-    Vanguard Total Bond Market Index Fund        50%
-    Vanguard Asset Allocation Fund               25%
-    Vanguard Short-Term Corporate Fund           20%
-    Vanguard Total Stock Market Index Fund        5%

     The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds. Its indirect stock holdings consist substantially of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks.

2

PRIMARY RISKS

The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests most of its assets in bonds, the Fund's overall level of risk should be relatively low.
- With approximately 80% of its assets allocated to bonds, the Fund is primarily subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates; income risk, which is the chance that falling interest rates will cause the Fund's income to decline; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; and prepayment risk, which is the chance that during periods of falling interest rates, a bond issuer will repay its higher-yielding bond earlier than expected, forcing the underlying fund to reinvest the unanticipated proceeds at lower interest rates.
- With approximately 20% of its assets allocated to stocks, the Fund is subject to stock market risk, which is the chance that stock prices in general will decline over short or even long periods.

- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively-managed underlying funds--and, thus, the Fund itself--to underperform funds with similar objectives. For additional information on investment risks, see MORE ON THE FUNDS.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index and a composite stock/bond index weighted to match the Fund's target allocation. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1995          22.99%
                              1996           7.65%
                              1997          14.23%
                              1998          13.17%
                              1999           2.82%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 6.93% (quarter ended June 30, 1995) and the lowest return for a quarter was -0.54% (quarter ended September 30, 1999).

3


      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*

      -------------------------------------------------------------------------
      Vanguard LifeStrategy
       Income Fund                 2.82%       11.97%            11.41%
      Lehman Brothers
       Aggregate Bond Index       -0.82         7.73              7.43
      Income Composite Index**     4.97        11.04             10.55
      -------------------------------------------------------------------------
       *September 30, 1994.
      **Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for cash reserves, the Salomon Smith Barney 3-Month U.S. Treasury Bill Index.

      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                None
      Sales Charge (Load) Imposed on Reinvested Dividends:     None
      Redemption Fee:                                          None
      Exchange Fee:                                            None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the underlying funds' assets)
      Indirect Operating Expenses:                                +

    +Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its investments in the underlying funds, was 0.28% as of December 31, 1999.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------

    $29         $90       $157         $356
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Dividends are distributed                 $3,000; $1,000 for IRAs and custodial
quarterly in March, June, September,      accounts for minors
and December; capital gains, if any,
are distributed annually in December      NEWSPAPER ABBREVIATION
                                          LifeInc
INVESTMENT ADVISER
The Fund does not employ an investment    VANGUARD FUND NUMBER
adviser, but benefits from the            723
investment advisory services provided
to the underlying Vanguard funds          CUSIP NUMBER
in which it invests                       921909206

INCEPTION DATE                            TICKER SYMBOL
September 30, 1994                        VASIX

NET ASSETS AS OF DECEMBER 31, 1999
$555 million

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

5


FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R)
CONSERVATIVE GROWTH FUND

The  following  profile   summarizes  key  features  of  Vanguard   LifeStrategy
Conservative Growth Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and low to moderate growth of capital.

INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to bonds and 40% to common stocks. The Fund's assets are invested in the underlying funds as follows:
-    Vanguard Total Bond Market Index Fund             30%
-    Vanguard Asset Allocation Fund                    25%
-    Vanguard Short-Term Corporate Fund                20%
-    Vanguard Total Stock Market Index Fund            20%
-    Vanguard Total International Stock Index Fund      5%

     The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds. Its indirect stock holdings consist substantially of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks and foreign stocks.

PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests more than half of its assets in bonds, the Fund's overall level of risk should be low to moderate.
- With approximately 60% of its assets allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates; income risk, which is the chance that falling interest rates will cause the Fund's income to decline; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; and prepayment risk, which is the chance that during periods of falling interest rates, a bond issuer will repay its higher-yielding bond earlier than expected, forcing the underlying fund to reinvest the unanticipated proceeds at lower interest rates.
- With approximately 40% of its assets allocated to stocks, the Fund is subject to stock market risk, which is the chance that stock prices in general will decline over short or even long periods.

- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively-managed underlying funds--and, thus, the Fund itself--to underperform funds with similar objectives. For additional information on investment risks, see MORE ON THE FUNDS.

6

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of broad-based stock and bond market indexes and a composite stock/bond index weighted to match the Fund's target allocation. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1995          24.35%
                              1996          10.36%
                              1997          16.81%
                              1998          15.88%
                              1999           7.86%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 8.84% (quarter ended December 31, 1998) and the lowest return for a quarter was -2.44% (quarter ended September 30, 1998).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*

      -------------------------------------------------------------------------
      Vanguard LifeStrategy
       Conservative Growth Fund    7.86%       14.91%            14.17%
      Lehman Brothers
       Aggregate Bond Index       -0.82         7.73              7.43
      Wilshire 5000 Total
       Market Index               23.77        27.11             25.47
      Conservative Growth
      Composite Index**            9.98        14.22             13.52
      -------------------------------------------------------------------------
       *September 30, 1994.
      **Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for cash reserves, the Salomon Smith Barney 3-Month U.S. Treasury Bill Index.

      -------------------------------------------------------------------------

7

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                None
      Sales Charge (Load) Imposed on Reinvested Dividends:     None
      Redemption Fee:                                          None
      Exchange Fee:                                            None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the underlying funds' assets)
      Indirect Operating Expenses:                                +

    +Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its investments in the underlying funds, was 0.29% as of December 31, 1999.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $30         $93       $163         $368
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Dividends are distributed                 $3,000; $1,000 for IRAs and custodial
quarterly in March, June, September,      accounts for minors
and December; capital gains, if any,
are distributed annually in December      NEWSPAPER ABBREVIATION
                                          LifeCon
INVESTMENT ADVISER
The Fund does not employ an investment    VANGUARD FUND NUMBER
adviser, but benefits from the            724
investment advisory services provided
to the underlying Vanguard funds          CUSIP NUMBER
in which it invests                       921909305

INCEPTION DATE                            TICKER SYMBOL
September 30, 1994                        VSCGX

NET ASSETS AS OF DECEMBER 31, 1999
$1.7 billion

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

8


FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R)
MODERATE GROWTH FUND

The following profile summarizes key features of Vanguard LifeStrategy Moderate Growth Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital and a low to moderate level of current income.

INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The Fund's assets are invested in the underlying funds as follows:
-    Vanguard Total Stock Market Index Fund            35%
-    Vanguard Total Bond Market Index Fund             30%
-    Vanguard Asset Allocation Fund                    25%
-    Vanguard Total International Stock Index Fund     10%

     The Fund's indirect stock holdings consist substantially of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds, with an emphasis on long-term U.S. Treasury bonds.

PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests a significant portion of its assets in bonds, the Fund's overall level of risk should be moderate.

- With approximately 60% of its assets allocated to stocks, the Fund is primarily subject to stock market risk, which is the chance that stock prices in general will decline over short or even long periods. The Fund is also subject to the following risks associated with investments in international stocks: currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies; and country risk, which is the chance that unfavorable developments in a particular country--for example, political troubles, financial problems, or natural disasters--will harm the international portion exposed to that particular country.

- With approximately 40% of its assets allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; and prepayment risk, which is the chance that during periods of falling interest rates, a bond issuer will repay its higher-yielding bond earlier than expected, forcing the underlying fund to reinvest the unanticipated proceeds at lower interest rates.

- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively-managed underlying funds--and, thus, the Fund itself--to underperform funds with similar objectives.

     For additional information on investment risks, see MORE ON THE FUNDS.

9

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of broad-based stock and bond market indexes and a composite stock/bond index weighted to match the Fund's target allocation. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1995          27.94%
                              1996          12.71%
                              1997          19.77%
                              1998          19.03%
                              1999          12.01%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 13.08% (quarter ended December 31, 1998) and the lowest return for a quarter was -5.52% (quarter ended September 30, 1998).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard LifeStrategy
       Moderate Growth Fund       12.01%       18.15%            17.05%
      Lehman Brothers
       Aggregate Bond Index       -0.82         7.73              7.43
      Wilshire 5000 Total
       Market Index               23.77        27.11             25.47
      Moderate Growth
      Composite Index**           13.88        17.96             16.95
      -------------------------------------------------------------------------
       *September 30, 1994.
      **Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for cash reserves, the Salomon Smith Barney 3-Month U.S. Treasury Bill Index.

      -------------------------------------------------------------------------

10

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                None
      Sales Charge (Load) Imposed on Reinvested Dividends:     None
      Redemption Fee:                                          None
      Exchange Fee:                                            None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the underlying funds' assets)
      Indirect Operating Expenses:                                +

    +Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its investments in the underlying funds, was 0.29% as of December 31, 1999.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $30         $93       $163         $368
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Dividends are distributed                 $3,000; $1,000 for IRAs and custodial
semiannually in June and December;        accounts for minors
capital gains, if any, are distributed
annually in December                      NEWSPAPER ABBREVIATION
                                          LifeMod
INVESTMENT ADVISER
The Fund does not employ an investment    VANGUARD FUND NUMBER
adviser, but benefits from the            914
investment advisory services provided
to the underlying Vanguard funds          CUSIP NUMBER
in which it invests                       921909404

INCEPTION DATE                            TICKER SYMBOL
September 30, 1994                        VSMGX

NET ASSETS AS OF DECEMBER 31, 1999
$3.4 billion

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

11


FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R)
GROWTH FUND

The following profile summarizes key features of Vanguard LifeStrategy Growth Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital and some current income.

INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds. The Fund's assets are invested in the underlying funds as follows:
-    Vanguard Total Stock Market Index Fund            50%
-    Vanguard Asset Allocation Fund                    25%
-    Vanguard Total International Stock Index Fund     15%
-    Vanguard Total Bond Market Index Fund             10%

     The Fund's indirect stock holdings consist substantially of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds, with a strong emphasis on long-term U.S. Treasury bonds.

PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. Because stocks usually are more volatile than bonds, and the Fund invests more in stocks than the other LifeStrategy Funds, the Fund's overall level of risk should be high compared with those funds; however, the level of risk should be lower than that of a fund investing entirely in stocks.

- With approximately 80% of its assets allocated to stocks, the Fund is primarily subject to stock market risk, which is the chance that stock prices in general will decline over short or even long periods. The Fund is also subject to the following risks associated with investments in international stocks: currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies; and country risk, which is the chance that unfavorable developments in a particular country--for example, political troubles, financial problems, or natural disasters--will harm the international portion exposed to that particular country.
- With approximately 20% of its assets allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; and prepayment risk, which is the chance that during periods of falling interest rates, a bond issuer will repay its higher-yielding bond earlier than expected, forcing the underlying fund to reinvest the unanticipated proceeds at lower interest rates.
- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively-managed underlying funds--and, thus, the Fund itself--to underperform funds with similar objectives. For additional information on investment risks, see MORE ON THE FUNDS.

12

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based stock market index and a composite stock/bond index weighted to match the Fund's target allocation. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1995          29.24%
                              1996          15.41%
                              1997          22.26%
                              1998          21.40%
                              1999          17.32%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 17.31% (quarter ended December 31, 1998) and the lowest return for a quarter was -8.84% (quarter ended September 30, 1998).

      --------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      --------------------------------------------------------------------------
                                1 YEAR       5 YEARS        SINCE INCEPTION*
      --------------------------------------------------------------------------
      Vanguard LifeStrategy
       Growth Fund              17.32%        21.03%              19.91%
      Wilshire 5000 Total
       Market Index             23.77         27.11               25.47
      Growth Composite Index**  19.14         21.15               19.91
      --------------------------------------------------------------------------
       *September 30, 1994.
      **Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East Index; for bonds, the
        Lehman Brothers Aggregate Bond Index; and for cash reserves, the
        Salomon Smith Barney 3-Month U.S. Treasury Bill Index.
      --------------------------------------------------------------------------

13

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                None
      Sales Charge (Load) Imposed on Reinvested Dividends:     None
      Redemption Fee:                                          None
      Exchange Fee:                                            None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the underlying funds' assets)
      Indirect Operating Expenses:                                +

    +Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its investments in the underlying funds, was 0.29% as of December 31, 1999.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $30         $93       $163         $368
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Dividends are distributed                 $3,000; $1,000 for IRAs and custodial
semiannually in June and December;        accounts for minors
capital gains, if any, are distributed
annually in December                      NEWSPAPER ABBREVIATION
                                          LifeGro
INVESTMENT ADVISER
The Fund does not employ an investment    VANGUARD FUND NUMBER
adviser, but benefits from the            122
investment advisory services provided
to the underlying Vanguard funds          CUSIP NUMBER
in which it invests                       921909503

INCEPTION DATE                            TICKER SYMBOL
September 30, 1994                        VASGX

NET ASSETS AS OF DECEMBER 31, 1999
$3.2 billion

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

14

MORE ON THE FUNDS

The following sections discuss other important features of the Vanguard LifeStrategy Funds. You will find information about the risks of investing in each Fund throughout these sections.

ASSET ALLOCATION FRAMEWORK
Asset allocation--that is, dividing your investment among stocks, bonds, and cash reserves--is one of the most critical decisions an investor makes. Selecting the appropriate mix should be based on personal investment objectives, time horizons, and risk tolerances. The LifeStrategy Funds offer varying degrees of risk and reward by holding different combinations of assets, thereby providing shareholders with a simple way to meet investment needs at different stages of life.
     Each Fund invests in up to five underlying Vanguard funds to pursue a target allocation of stocks, bonds, and cash instruments.* Because one of the underlying funds (Vanguard Asset Allocation Fund) periodically shifts its holdings among asset classes, each LifeStrategy Fund's asset mix can fluctuate within a prescribed range. The tables below illustrate the expected asset allocation and the potential allocation ranges for each Fund:

-------------------------------------------------------------------
                  EXPECTED ASSET ALLOCATION
-------------------------------------------------------------------
                                        STOCKS    BONDS      CASH*
-------------------------------------------------------------------
LifeStrategy Income Fund                 20%       80%        0%
LifeStrategy Conservative Growth Fund    40%       60%        0%
LifeStrategy Moderate Growth Fund        60%       40%        0%
LifeStrategy Growth Fund                 80%       20%        0%
-------------------------------------------------------------------

-------------------------------------------------------------------
                POTENTIAL ASSET ALLOCATION RANGE
-------------------------------------------------------------------
                                        STOCKS    BONDS      CASH*
-------------------------------------------------------------------
LifeStrategy Income Fund                5%-30%   70%-95%     0%-25%
LifeStrategy Conservative Growth Fund  25%-50%   50%-75%     0%-25%
LifeStrategy Moderate Growth Fund      45%-70%   30%-55%     0%-25%
LifeStrategy Growth Fund               65%-90%   10%-35%     0%-25%
-------------------------------------------------------------------

*"Cash" consists of any cash instruments held by Vanguard Asset Allocation Fund, one of the underlying Vanguard funds in which the LifeStrategy Funds invest.

PRIMARY INVESTMENT STRATEGIES
This section explains how the Funds pursue their individual objectives by investing in different combinations of Vanguard funds that hold stocks, bonds, and cash instruments. In addition, this section discusses several important risks faced by investors in some or all of the Funds. The Funds' Board of Trustees oversees the management of the Funds, and may change the investment strategies in the interest of shareholders.

MARKET EXPOSURE
Each of the LifeStrategy Funds owns, indirectly through investment in the underlying funds, a portfolio of stocks and bonds. Because one of the underlying funds (Vanguard Asset Allocation Fund) periodically shifts its holdings among asset classes, it is not possible to precisely describe, in all cases, the types of stocks and bonds each LifeStrategy Fund

15

owns. However, when the LifeStrategy Funds are invested at or near their expected asset allocations (see previous page), their portfolios are expected to be as follows:

LIFESTRATEGY INCOME FUND: Stock holdings (20%) consist substantially of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks. Bond holdings (80%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds.
LIFESTRATEGY CONSERVATIVE GROWTH FUND: Stock holdings (40%) consist mainly of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks and foreign stocks. Bond holdings (60%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds.
LIFESTRATEGY MODERATE GROWTH FUND: Stock holdings (60%) consist mainly of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks and foreign stocks. Bond holdings (40%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds, with an emphasis on long-term U.S. Treasury bonds.
LIFESTRATEGY GROWTH FUND: Stock holdings (80%) consist mainly of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks and foreign stocks. Bond holdings (20%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds, with a strong emphasis on long-term U.S. Treasury bonds.

STOCKS
By owning shares of other Vanguard mutual funds, each of the LifeStrategy Funds indirectly invests, to varying degrees, in U.S. common stocks, with emphasis on large-cap stocks, and to a lesser extent in foreign stocks (except that LifeStrategy Income Fund will not invest in foreign stocks).

[FLAG]THE FUND IS SUBJECT TO STOCK MARKET  RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

------------------------------------------------------
       U.S. STOCK MARKET RETURNS (1926-1999)
------------------------------------------------------
                 1 YEAR  5 YEARS  10 YEARS   20 YEARS
------------------------------------------------------
Best              54.2%   28.6%    19.9%      17.9%
Worst            -43.1   -12.4     -0.9        3.1
Average           13.2    11.0     11.1       11.1
------------------------------------------------------

16


     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $12 billion; mid-cap funds as those typically holding stocks of companies with a market value between $1 billion and $12 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

     Through their  investments  in one  underlying  fund (the Asset  Allocation
Fund), the Funds will hold a diversified combination of common stocks intended to parallel the performance of the S&P 500 Index, which is dominated by large-cap U.S. common stocks. Through another underlying fund (the Total Stock Market Index Fund), each Fund will hold a representative sample of the securities in the Wilshire 5000 Total Market Index--a benchmark for the entire U.S. stock market.
     Keep in mind that a significant portion of the market value of the Wilshire 5000 Index (about 24% as of December 31, 1999) is comprised of securities not included in the S&P 500 Index. These securities are overwhelmingly mid- and small-cap stocks, which historically have been more volatile than--and at times have performed quite differently from--the stocks of larger companies.

     By owning shares of Vanguard Total International Stock Index Fund, which invests in foreign stocks, the LifeStrategy Conservative Growth, Moderate Growth, and Growth Funds are subject to country risk and currency risk. Country risk is the chance that political troubles (such as a war), financial problems (such as government default), or natural disasters (such as an earthquake) will weaken a country's economy and cause investments in that country to lose money. Currency risk is the chance that a stronger U.S. dollar will reduce returns for Americans investing overseas. Generally, when the dollar rises in value against a foreign currency, your investment in that country loses value because its currency is worth fewer U.S. dollars.

BONDS
By owning shares of other Vanguard mutual funds, each of the LifeStrategy Funds indirectly invests, to varying degrees, in government, mortgage-backed, and corporate bonds.

[FLAG]THE FUNDS ARE SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK IS MODEST FOR SHORTER-TERM BOND FUNDS AND HIGHER FOR LONGER-TERM BOND FUNDS.

17

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.

     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
                    HOW INTEREST RATE CHANGES AFFECT THE
                           VALUE OF A $1,000 BOND*
-------------------------------------------------------------------------------
                           AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)     INCREASE     DECREASE     INCREASE      DECREASE
-------------------------------------------------------------------------------
Short-Term (2.5 years)        $978        $1,023        $956         $1,046
Intermediate-Term (10 years)   932         1,074         870          1,156
Long-Term (20 years)           901         1,116         816          1,251
-------------------------------------------------------------------------------

     These figures are intended only to illustrate interest rate risk; they should not be regarded as an indication of future returns from the bond market as a whole, or any Fund in particular.
     Changes in interest rates will affect bond income as well as bond prices.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

[FLAG]THE FUNDS ARE  SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE THAT A FUND'S
     DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY HIGHER FOR SHORT-TERM BOND FUNDS, AND LOWER FOR LONG-TERM BOND FUNDS.

18

     Income risk is a concern primarily for the LifeStrategy Income and Conservative Growth Funds, which, through their ownership of Vanguard Short-Term Corporate Fund, indirectly own more short-term bonds.

[FLAG]THE FUNDS ARE SUBJECT TO PREPAYMENT  RISK, WHICH IS THE CHANCE THAT DURING
     PERIODS  OF  FALLING   INTEREST   RATES,  A  BOND  ISSUER  WILL  REPAY  ITS
     HIGHER-YIELDING BOND EARLIER THAN SCHEDULED. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER RATES, THE UNDERLYING FUND WOULD EXPERIENCE A DECLINE IN INCOME.

     The risk of prepayment applies primarily to intermediate- and long-term corporate bonds and mortgage-backed securities, which comprise a significant portion of Vanguard Total Bond Market Index Fund. Prepayment risk is a concern primarily for the LifeStrategy Income Fund, which will invest half of its assets in the Total Bond Market Index Fund.

[FLAG]THE FUNDS ARE  SUBJECT  TO CREDIT  RISK,  WHICH IS THE CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     The credit quality of the bonds held by the underlying funds is expected to be very high, and thus credit risk of the LifeStrategy Funds should be low.
     To a limited extent, the Funds are also indirectly exposed to event risk, which is the possibility that corporate fixed-income securities held by underlying funds may suffer a substantial decline in credit quality and market value due to a corporate restructuring.

CASH
Through one underlying fund (Vanguard Asset Allocation Fund), from 0% to 25% of the assets of each LifeStrategy Fund can be invested in cash instruments. These potential cash holdings make the Funds subject to inflation risk, which is the possibility that the rising cost of living may erode the purchasing power of your investment over time.
     Since the Asset Allocation Fund typically invests only a small portion of its assets in cash instruments, and the LifeStrategy Funds invest only one-fourth of their assets in the Asset Allocation Fund, inflation risk to the Funds is very low.

SECURITY SELECTION

Each Fund seeks to achieve its objective by investing in fixed percentages of four or five underlying Vanguard funds. The following table shows these percentages for each Fund.

-------------------------------------------------------------------------
                                           LIFESTRATEGY FUND
                                 ----------------------------------------
                                         CONSERVATIVE  MODERATE
UNDERLYING VANGUARD FUND         INCOME     GROWTH      GROWTH    GROWTH
-------------------------------------------------------------------------
Total Stock Market Index            5%        20%         35%       50%
Total International Stock Index    --          5          10        15
Total Bond Market Index            50         30          30        10
Short-Term Corporate               20         20          --        --
Asset Allocation                   25         25          25        25
-------------------------------------------------------------------------
Total                             100%       100%        100%      100%
-------------------------------------------------------------------------

19

     The allocation of each Fund's assets among the underlying funds is made by the LifeStrategy Funds' Board of Trustees based on the Fund's investment objective and policies, and may be changed from time to time without shareholder approval. The Funds' investments in the underlying funds may be limited at times by certain factors. For example, the Board of Trustees of an underlying fund may impose limits on additional investments in the fund.
     The following briefly describes the five underlying Vanguard funds in which the Funds invest.

- Vanguard Total Stock Market Index Fund seeks to provide investment results that parallel the performance of the unmanaged Wilshire 5000 Index--which consists of all U.S. common stocks traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market--by investing in a select sampling of securities in the index.
- Vanguard Total International Stock Index Fund seeks to provide investment results that parallel the performance of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East Index plus the Select Emerging Markets Free Index, by investing in three mutual funds that track the various components of the indexes. The fund has exposure to stocks in more than 35 foreign countries.

- Vanguard Total Bond Market Index Fund seeks to provide investment results that parallel the performance of the Lehman Brothers Aggregate Bond Index, by investing in a select sampling of securities in the index. The Lehman Brothers Aggregate Bond Index provides extensive coverage of the investment-grade debt market in the U.S.--including government, corporate, mortgage-backed, and asset-backed bonds--with maturities of over one year.
- Vanguard Short-Term Corporate Fund invests in a diversified portfolio of investment-grade corporate bonds with an expected average maturity of two to three years.
- Vanguard Asset Allocation Fund invests in a mix of common stocks (selected to parallel the performance of the S&P 500 Index, which is dominated by large-capitalization stocks), long-term U.S. Treasury bonds, and cash equivalents. The allocations are designed to take advantage of perceived imbalances in the relative returns and risks of each asset class. At any given time, the adviser may allocate all, a portion, or none of the fund's assets to stocks, bonds, or cash reserves.

[FLAG]THROUGH THEIR LIMITED  INVESTMENTS IN  ACTIVELY-MANAGED  UNDERLYING FUNDS,
     THE LIFESTRATEGY FUNDS ARE SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT POOR SECURITY SELECTION WILL CAUSE AN UNDERLYING FUND--AND, THUS, THE LIFESTRATEGY FUNDS--TO UNDERPERFORM FUNDS WITH SIMILAR OBJECTIVES.

TEMPORARY INVESTMENT MEASURES
The Funds' underlying funds may temporarily depart from their normal investment policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, the LifeStrategy Funds may succeed in avoiding losses but otherwise fail to achieve their investment objectives.

20

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the buying and selling of securities by the fund. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Funds have adopted the following policies, among others, designed to discourage short-term trading:
- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund or the underlying funds. A purchase request could be rejected because of the timing of the request or because of a history of excessive trading by the investor.
- There is a limit on the number of times you can exchange into and out of each Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    Each Fund reserves the right to stop offering shares at any time.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

THE FUNDS AND VANGUARD

The LifeStrategy Funds have entered into an Agreement with Vanguard under which Vanguard provides all management, administrative, and distribution services to the Funds at cost. The Funds owe Vanguard a sum sufficient to cover Vanguard's out-of-pocket costs. The Funds also bear the expenses of services provided by other parties (such as auditors, legal counsel, and the Funds' custodian), as well as taxes and other direct expenses of the Funds. However, the Agreement provides that the Funds' expenses will be offset by a reimbursement from Vanguard for (a) contributions made by the Funds to the cost of operating the underlying Vanguard funds in which the LifeStrategy Funds invest, and (b) certain savings in administrative and marketing costs that Vanguard is expected to derive from the operation of the Funds.
     The Funds' Trustees believe that the reimbursements should be sufficient to offset most, if not all, of the expenses incurred by the Funds. Therefore, the Funds are expected to operate at a very low or zero expense ratio. Since their inception in 1994, the Funds in fact have had no direct net expenses.

21

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

     Of course, shareholders of the LifeStrategy Funds will still bear, indirectly, their proportionate share of the costs of operating the underlying Vanguard funds. During their most recent fiscal years, the underlying funds had the following expense ratios:
-    Vanguard Total Stock Market Index Fund            0.20%
-    Vanguard Total International Stock Index Fund     0.34%
-    Vanguard Total Bond Market Index Fund             0.20%

-    Vanguard Short-Term Corporate Fund                0.25%

-    Vanguard Asset Allocation Fund                    0.49%

     Based on the percentage of each underlying fund owned, the LifeStrategy Funds had the following indirect expense ratios as of December 31, 1999:

-    LifeStrategy Income Fund                          0.28%
-    LifeStrategy Conservative Growth Fund             0.29%
-    LifeStrategy Moderate Growth Fund                 0.29%
-    LifeStrategy Growth Fund                          0.29%

INVESTMENT ADVISER

The LifeStrategy Funds do not employ an investment adviser, but they benefit from the investment advisory services rendered to the underlying funds. The underlying funds are managed by the following investment advisory firms:

--------------------------------------------------------------------------------
UNDERLYING FUND                         INVESTMENT ADVISORY FIRM
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund  The Vanguard Group
--------------------------------------------------------------------------------
Vanguard Total International Stock
 Index Fund                             The Vanguard Group*
--------------------------------------------------------------------------------
Vanguard Total Bond Market Index Fund   The Vanguard Group
--------------------------------------------------------------------------------
Vanguard Short-Term Corporate Fund      The Vanguard Group
--------------------------------------------------------------------------------
Vanguard Asset Allocation Fund          Mellon Capital Management Corporation
--------------------------------------------------------------------------------
*Vanguard Total International Stock Index Fund does not have its own investment adviser, but rather benefits from the advisory services provided by The Vanguard Group to the three underlying funds in which the Total International Stock Index Fund invests: Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, and Vanguard Emerging Markets Stock Index Fund. The Vanguard Group also manages the Total International Stock Index Fund's cash assets, if any.
--------------------------------------------------------------------------------

22

     The chart below briefly describes each investment advisory firm:

--------------------------------------------------------------------------------
FIRM                                   BACKGROUND
--------------------------------------------------------------------------------
Mellon Capital Management Corporation  - Based in San  Francisco, California
                                       - Founded in 1983
                                       - Manages about $86 billion in assets
--------------------------------------------------------------------------------
The Vanguard Group                     - Based in Valley Forge, Pennsylvania
                                       - Founded in 1975
                                       - Manages about $371 billion in assets
--------------------------------------------------------------------------------

     The Board of Trustees of an underlying fund may, without prior approval from shareholders of the underlying fund or the LifeStrategy Funds, change the terms of any advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser.

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends paid by the underlying funds), as well as any capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds. Income dividends for the Income and Conservative Growth Funds generally are distributed in March, June, September, and December; income dividends for the Moderate Growth and Growth Funds generally are distributed in June and December. Capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.

23


- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
-    provide us with your correct taxpayer identification number;
-    certify that the taxpayer identification number is correct; and
-    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments (i.e., shares of the underlying Vanguard funds) and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                     TOTAL ASSETS - LIABILITIES
NET ASSET VALUE = --------------------------------
                    NUMBER OF SHARES OUTSTANDING

24

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     The Funds' share prices can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Funds' names, but the most common are:
LIFEINC, LIFECON, LIFEMOD, and LIFEGRO.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in each Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Funds' financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLES

This explanation uses the LifeStrategy Income Fund as an example. The Fund began fiscal 1999 with a net asset value (price) of $13.22 per share. During the year, the Fund earned $0.69 per share from investment income and $0.14 per share in capital gains distributions. There was a decline of $0.47 per share from investments that had depreciated in value or that were sold for lower prices than the Fund paid for them.

Shareholders received $0.76 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($0.36 per share) minus the distributions ($0.76 per share) resulted in a share price of $12.82 at the end of the year. This was a decrease of $0.40 per share (from $13.22 at the beginning of the year to $12.82 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 2.82% for the year.

As of December 31, 1999, the Fund had $555 million in net assets. For the year, its net investment income amounted to 5.37% of its average net assets; and it sold and replaced securities valued at 11% of its net assets.
--------------------------------------------------------------------------------

25


--------------------------------------------------------------------------------
                                    VANGUARD LIFESTRATEGY INCOME FUND
                                         YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $13.22      $12.43      $11.55      $11.54      $ 9.88
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .69         .63         .63         .64         .49
 Capital Gains Distributions
  Received                  .14         .20         .15         .19         .09
 Net Realized and
  Unrealized Gain (Loss)
  on Investments           (.47)        .78         .83         .03        1.66
                        --------------------------------------------------------
   Total from Investment
    Operations              .36        1.61        1.61         .86        2.24
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.69)       (.63)       (.63)       (.64)       (.49)
 Distributions from
  Realized Capital Gains   (.07)       (.19)       (.10)       (.21)       (.09)
                        --------------------------------------------------------
   Total Distributions     (.76)       (.82)       (.73)       (.85)       (.58)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $12.82      $13.22      $12.43      $11.55      $11.54
================================================================================

TOTAL RETURN              2.82%      13.17%      14.23%       7.65%      22.99%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)          $555        $449        $244        $151        $121
 Ratio of Expenses to
  Average Net Assets         0%          0%          0%          0%          0%
 Ratio of Net
  Investment Income to
  Average Net Assets      5.37%       5.24%       5.54%       5.66%       5.76%
 Turnover Rate              11%          3%          6%         22%          4%
================================================================================

--------------------------------------------------------------------------------
                              VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND
                                         YEAR ENDED DECEMBER 31,

                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $14.71      $13.40      $12.14      $11.68      $ 9.89
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .64         .58         .56         .53         .47
 Capital Gains Distributions
  Received                  .18         .20         .18         .20         .11
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            .31        1.32        1.27         .46        1.80
                        --------------------------------------------------------
   Total from Investment
    Operations             1.13        2.10        2.01        1.19        2.38
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.63)       (.59)       (.56)       (.53)       (.47)
 Distributions from
  Realized Capital Gains   (.11)       (.20)       (.19)       (.20)       (.12)
                        --------------------------------------------------------
   Total Distributions     (.74)       (.79)       (.75)       (.73)       (.59)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $15.10      $14.71      $13.40      $12.14      $11.68
================================================================================

TOTAL RETURN              7.86%      15.88%      16.81%      10.36%      24.35%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $1,748      $1,416        $803        $462        $219
 Ratio of Expenses to
  Average Net Assets         0%          0%          0%          0%          0%
 Ratio of Net
  Investment Income to
  Average Net Assets      4.34%       4.32%       4.61%       4.86%       5.14%
 Turnover Rate               5%          3%          1%          2%          1%
================================================================================

26


--------------------------------------------------------------------------------
                                      VANGUARD LIFESTRATEGY MODERATE
                                               GROWTH FUND
                                         YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $16.86      $14.81      $12.97      $12.11      $ 9.86
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .55        .510        .490         .44         .36
 Capital Gains Distributions
  Received                  .24        .241        .236         .22         .13
 Net Realized and
  Unrealized Gain (Loss)
  on Investments           1.21       2.054       1.819         .87        2.25

                        --------------------------------------------------------
   Total from Investment
    Operations             2.00       2.805       2.545        1.53        2.74
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.55)      (.510)      (.490)       (.44)       (.36)
 Distributions from
  Realized Capital Gains   (.13)      (.245)      (.215)       (.23)       (.13)
                        --------------------------------------------------------
   Total Distributions     (.68)      (.755)      (.705)       (.67)       (.49)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $18.18      $16.86      $14.81      $12.97      $12.11
================================================================================

TOTAL RETURN             12.01%      19.03%      19.77%      12.71%      27.94%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $3,441      $2,202      $1,358        $826        $235
 Ratio of Expenses to
  Average Net Assets         0%          0%          0%          0%          0%
 Ratio of Net
  Investment Income to
  Average Net Assets      3.47%       3.43%       3.72%       3.98%       4.42%
 Turnover Rate               3%          5%          2%          3%          1%
================================================================================

--------------------------------------------------------------------------------
                                    VANGUARD LIFESTRATEGY GROWTH FUND
                                         YEAR ENDED DECEMBER 31,

                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $18.79      $16.04      $13.68      $12.36      $ 9.93
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .45        .410         .39         .34         .32
 Capital Gains Distributions
  Received                  .29        .264         .28         .24         .14
 Net Realized and
  Unrealized Gain (Loss)
  on Investments           2.49       2.751        2.36        1.32        2.43
                        --------------------------------------------------------
   Total from Investment
    Operations             3.23       3.425        3.03        1.90        2.89
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.45)      (.410)       (.38)       (.35)       (.31)
 Distributions from
  Realized Capital Gains   (.16)      (.265)       (.29)       (.23)       (.15)
                        --------------------------------------------------------
   Total Distributions     (.61)      (.675)       (.67)       (.58)       (.46)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $21.41      $18.79      $16.04      $13.68      $12.36
================================================================================

TOTAL RETURN             17.32%      21.40%      22.26%      15.41%      29.24%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $3,177      $1,924      $1,184        $629        $217
 Ratio of Expenses to
  Average Net Assets         0%          0%          0%          0%          0%
 Ratio of Net
  Investment Income to
  Average Net Assets      2.50%       2.53%       2.84%       3.18%       3.67%
 Turnover Rate               1%          2%          1%          0%          1%
================================================================================


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

27

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK]. Please call us to request copies.
--------------------------------------------------------------------------------


SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for these Funds unless you notify us otherwise.
--------------------------------------------------------------------------------

VANGUARD(R) DIRECT DEPOSIT SERVICE [BOOK]

Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------

VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOK]

Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R) [BOOK]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS(R) [BOOK]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOK]

Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.

--------------------------------------------------------------------------------
ACCESS VANGUARD(TM) www.vanguard.com [COMPUTER]

You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:

-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.

28


- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------

CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273

Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOK]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

29

BUYING SHARES

You buy your shares at a Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.

--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES
The Funds reserve the right to close any nonretirement fund account whose balance falls below the minimum initial investment. Each Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.
--------------------------------------------------------------------------------
BY MAIL TO . . . [ENVELOPE]
open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account

Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
Vanguard LifeStrategy Income Fund-723;
Vanguard LifeStrategy Conservative Growth Fund-724;
Vanguard LifeStrategy Moderate Growth Fund-914;
Vanguard LifeStrategy Growth Fund-122
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:           Express or Registered mail to:

The Vanguard Group             The Vanguard Group
P.O. Box 1110                  455 Devon Park Drive
Valley Forge, PA 19482-1110    Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:           Express or Registered mail to:
The Vanguard Group             The Vanguard Group
P.O. Box 2900                  455 Devon Park Drive
Valley Forge, PA 19482-2900    Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------

30

--------------------------------------------------------------------------------
BY TELEPHONE TO . . . [PHONE]
open a new account

Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

add to an existing account

Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.

Vanguard Tele-Account          Client Services
1-800-662-6273                 1-800-662-2739

*You must obtain a Personal Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.

--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]

Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard LifeStrategy Income Fund-723;
Vanguard LifeStrategy Conservative Growth Fund-724;
Vanguard LifeStrategy Moderate Growth Fund-914;
Vanguard LifeStrategy Growth Fund-122
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.

31

--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 34.

When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules described in this "Redeeming Shares" section of the prospectus.

--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.

--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.

     The Vanguard funds whose shares you cannot exchange online or by telephone are: VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, a redemption check will be sent to your address of record.
--------------------------------------------------------------------------------
ONLINE REQUESTS [COMPUTER]
ACCESS VANGUARD at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

--------------------------------------------------------------------------------

32

--------------------------------------------------------------------------------
TELEPHONE REQUESTS [PHONE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours-- to sell or exchange shares. You can exchange shares from these Funds to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.

Vanguard Tele-Account          Client Services
1-800-662-6273                 1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-    The ten-digit account number.
-    The name and address exactly as registered on the account.
- The primary Social Security or employer identification number as registered on the account.

- The Personal Identification Number (PIN), if applicable (for instance, Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON  UNUSUAL  CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

33

Vanguard Retirement Accounts:
For information on how to request distributions from:
-    Traditional IRAs and Roth IRAs--call Client Services.
- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:           Express or Registered mail to:

The Vanguard Group             The Vanguard Group
P.O. Box 1110                  455 Devon Park Drive
Valley Forge, PA 19482-1110    Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:           Express or Registered mail to:
The Vanguard Group             The Vanguard Group
P.O. Box 2900                  455 Devon Park Drive
Valley Forge, PA 19482-2900    Wayne, PA 19087-1815
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.

     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS

You may receive your redemption proceeds in one of three ways: check, exchange to another Vanguard fund, or Fund Express redemption.

--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FUND EXPRESS(R) REDEMPTIONS

Vanguard will electronically transfer funds to your pre-linked checking or savings account.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
-    The Fund name and account number.

34

-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH EACH OF THE FUNDS during any 12-month period.
-    Your round trips through the Fund must be at least 30 days apart.
-    A Fund may refuse a share purchase at any time, for any reason.
- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

     A "round trip" is a redemption from one of the Funds followed by a purchase back into the same Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of that Fund.
--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------

ALL TRADES ARE FINAL

Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

--------------------------------------------------------------------------------

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

35

First-class mail to:           Express or Registered mail to:
The Vanguard Group             The Vanguard Group
P.O. Box 1110                  455 Devon Park Drive
Valley Forge, PA 19482-1110    Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:           Express or Registered mail to:
The Vanguard Group             The Vanguard Group
P.O. Box 2900                  455 Devon Park Drive
Valley Forge, PA 19482-2900    Wayne, PA 19087-1815
--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

     In addition, you will receive financial reports about your Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.

--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in February and August for these Funds.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOK]

Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.

--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and to make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.



COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The  percentage  of a fund's  average net assets used to pay its  expenses.  The
expense  ratio  includes   management   fees,   administrative   fees,  and  any
12b-1distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

FUND OF FUNDS
A mutual fund that pursues its objective by investing in other mutual funds rather than in individual securities.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.



NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [SHIP(R) LOGO]
                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Post Office Box 2600
                                                    Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about
Vanguard LifeStrategy Funds, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:

1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including  the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by electronic request at
the following e-mail address:
publicinfo@sec.gov, or by writing
the Public Reference Section,
Securities and Exchange
Commission, Washington, DC
20549-0102.

Funds' Investment Company Act file
number: 811-3919

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P088N-04/28/2000

                                                          VANGUARD
                                                          LIFESTRATEGY(R)
                                                          FUNDS

                                                          Participant Prospectus
                                                          April 28, 2000

This prospectus contains
financial data for the
Funds through the
fiscal year ended
December 31, 1999.

VANGUARD LIFESTRATEGY
INCOME FUND

VANGUARD LIFESTRATEGY
CONSERVATIVE GROWTH
FUND

VANGUARD LIFESTRATEGY
MODERATE GROWTH FUND

VANGUARD LIFESTRATEGY
GROWTH FUND

                                                    [THE VANGUARD GROUP(R) LOGO]

VANGUARD(R) LIFESTRATEGY(R) FUNDS
Participant Prospectus
April 28, 2000

--------------------------------------------------------------------------------
   CONTENTS
--------------------------------------------------------------------------------
  1 AN INTRODUCTION TO VANGUARD                20 THE FUNDS AND VANGUARD
    LIFESTRATEGY FUNDS
                                               21 INVESTMENT ADVISER
  1 FUND PROFILES
                                               22 DIVIDENDS, CAPITAL GAINS, AND
     1 Vanguard LifeStrategy Income Fund          TAXES

     5 Vanguard LifeStrategy Conservative      22 SHARE PRICE
       Growth Fund
                                               23 FINANCIAL HIGHLIGHTS
     8 Vanguard LifeStrategy Moderate
       Growth Fund                             26 INVESTING WITH VANGUARD

    11 Vanguard LifeStrategy Growth Fund       27 ACCESSING FUND INFORMATION BY
                                                  COMPUTER
 14 MORE ON THE FUNDS
                                               GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of each of the Vanguard LifeStrategy Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IMPORTANT NOTE

This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

AN INTRODUCTION TO VANGUARD LIFESTRATEGY FUNDS

This Prospectus provides information about the Vanguard LifeStrategy Funds, a group of mutual funds that invest a fixed percentage of assets in up to five other Vanguard stock and bond mutual funds. Because they invest in other funds, rather than in individual securities, each Fund is considered a "fund of funds."
     The LifeStrategy Funds offer four distinct choices for different investment styles and life stages. Because an investor's risk tolerance, investment goals, investment time horizon, and financial circumstances are subject to change over time, the LifeStrategy Funds offer alternative strategies for attaining capital growth and income. The allocation to stocks and bonds in each LifeStrategy Fund reflects its greater or lesser emphasis on pursuing current income or growth of capital.
     The profiles that follow summarize each Fund's objective and other key features. Following the profiles, there is important additional information about the Funds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Funds of funds are best suited for long-term investors.
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R)
INCOME FUND

The following profile summarizes key features of Vanguard LifeStrategy Income Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and some growth of capital.

INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to bonds and 20% to common stocks. The Fund's assets are invested in the underlying funds as follows:
-    Vanguard Total Bond Market Index Fund        50%
-    Vanguard Asset Allocation Fund               25%
-    Vanguard Short-Term Corporate Fund           20%
-    Vanguard Total Stock Market Index Fund        5%

     The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds. Its indirect stock holdings consist substantially of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks.

2

PRIMARY RISKS

The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests most of its assets in bonds, the Fund's overall level of risk should be relatively low.
- With approximately 80% of its assets allocated to bonds, the Fund is primarily subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates; income risk, which is the chance that falling interest rates will cause the Fund's income to decline; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; and prepayment risk, which is the chance that during periods of falling interest rates, a bond issuer will repay its higher-yielding bond earlier than expected, forcing the underlying fund to reinvest the unanticipated proceeds at lower interest rates.
- With approximately 20% of its assets allocated to stocks, the Fund is subject to stock market risk, which is the chance that stock prices in general will decline over short or even long periods.

- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively-managed underlying funds--and, thus, the Fund itself--to underperform funds with similar objectives. For additional information on investment risks, see MORE ON THE FUNDS.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index and a composite stock/bond index weighted to match the Fund's target allocation. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1995          22.99%
                              1996           7.65%
                              1997          14.23%
                              1998          13.17%
                              1999           2.82%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 6.93% (quarter ended June 30, 1995) and the lowest return for a quarter was -0.54% (quarter ended September 30, 1999).

3


      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*

      -------------------------------------------------------------------------
      Vanguard LifeStrategy
       Income Fund                 2.82%       11.97%            11.41%
      Lehman Brothers
       Aggregate Bond Index       -0.82         7.73              7.43
      Income Composite Index**     4.97        11.04             10.55
      -------------------------------------------------------------------------
       *September 30, 1994.
      **Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for cash reserves, the Salomon Smith Barney 3-Month U.S. Treasury Bill Index.

      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                None
      Sales Charge (Load) Imposed on Reinvested Dividends:     None
      Redemption Fee:                                          None
      Exchange Fee:                                            None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the underlying funds' assets)
      Indirect Operating Expenses:                                +

    +Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its investments in the underlying funds, was 0.28% as of December 31, 1999.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------

    $29         $90       $157         $356
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               NET ASSETS AS OF DECEMBER 31, 1999
Dividends are distributed                 $555 million
quarterly in March, June, September,
and December; capital gains, if any,      NEWSPAPER ABBREVIATION
are distributed annually in December      LifeInc

INVESTMENT ADVISER                        VANGUARD FUND NUMBER
The Fund does not employ an investment    723
adviser, but benefits from the
investment advisory services provided     CUSIP NUMBER
to the underlying Vanguard funds          921909206
in which it invests
                                          TICKER SYMBOL
INCEPTION DATE                            VASIX
September 30, 1994
--------------------------------------------------------------------------------

5


FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R)
CONSERVATIVE GROWTH FUND

The  following  profile   summarizes  key  features  of  Vanguard   LifeStrategy
Conservative Growth Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and low to moderate growth of capital.

INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to bonds and 40% to common stocks. The Fund's assets are invested in the underlying funds as follows:
-    Vanguard Total Bond Market Index Fund             30%
-    Vanguard Asset Allocation Fund                    25%
-    Vanguard Short-Term Corporate Fund                20%
-    Vanguard Total Stock Market Index Fund            20%
-    Vanguard Total International Stock Index Fund      5%

     The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds. Its indirect stock holdings consist substantially of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks and foreign stocks.

PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests more than half of its assets in bonds, the Fund's overall level of risk should be low to moderate.
- With approximately 60% of its assets allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates; income risk, which is the chance that falling interest rates will cause the Fund's income to decline; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; and prepayment risk, which is the chance that during periods of falling interest rates, a bond issuer will repay its higher-yielding bond earlier than expected, forcing the underlying fund to reinvest the unanticipated proceeds at lower interest rates.
- With approximately 40% of its assets allocated to stocks, the Fund is subject to stock market risk, which is the chance that stock prices in general will decline over short or even long periods.

- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively-managed underlying funds--and, thus, the Fund itself--to underperform funds with similar objectives. For additional information on investment risks, see MORE ON THE FUNDS.

6

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of broad-based stock and bond market indexes and a composite stock/bond index weighted to match the Fund's target allocation. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1995          24.35%
                              1996          10.36%
                              1997          16.81%
                              1998          15.88%
                              1999           7.86%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 8.84% (quarter ended December 31, 1998) and the lowest return for a quarter was -2.44% (quarter ended September 30, 1998).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*

      -------------------------------------------------------------------------
      Vanguard LifeStrategy
       Conservative Growth Fund    7.86%       14.91%            14.17%
      Lehman Brothers
       Aggregate Bond Index       -0.82         7.73              7.43
      Wilshire 5000 Total
       Market Index               23.77        27.11             25.47
      Conservative Growth
      Composite Index**            9.98        14.22             13.52
      -------------------------------------------------------------------------
       *September 30, 1994.
      **Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for cash reserves, the Salomon Smith Barney 3-Month U.S. Treasury Bill Index.

      -------------------------------------------------------------------------

7

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                None
      Sales Charge (Load) Imposed on Reinvested Dividends:     None
      Redemption Fee:                                          None
      Exchange Fee:                                            None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the underlying funds' assets)
      Indirect Operating Expenses:                                +

    +Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its investments in the underlying funds, was 0.29% as of December 31, 1999.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $30         $93       $163         $368
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               NET ASSETS AS OF DECEMBER 31, 1999
Dividends are distributed                 $1.7 billion
quarterly in March, June, September,
and December; capital gains, if any,      NEWSPAPER ABBREVIATION
are distributed annually in December      LifeCon

INVESTMENT ADVISER                        VANGUARD FUND NUMBER
The Fund does not employ an investment    724
adviser, but benefits from the
investment advisory services provided     CUSIP NUMBER
to the underlying Vanguard funds          921909305
in which it invests

INCEPTION DATE                            TICKER SYMBOL
September 30, 1994                        VSCGX
--------------------------------------------------------------------------------

8


FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R)
MODERATE GROWTH FUND

The following profile summarizes key features of Vanguard LifeStrategy Moderate Growth Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital and a low to moderate level of current income.

INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The Fund's assets are invested in the underlying funds as follows:
-    Vanguard Total Stock Market Index Fund            35%
-    Vanguard Total Bond Market Index Fund             30%
-    Vanguard Asset Allocation Fund                    25%
-    Vanguard Total International Stock Index Fund     10%

     The Fund's indirect stock holdings consist substantially of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds, with an emphasis on long-term U.S. Treasury bonds.

PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests a significant portion of its assets in bonds, the Fund's overall level of risk should be moderate.

- With approximately 60% of its assets allocated to stocks, the Fund is primarily subject to stock market risk, which is the chance that stock prices in general will decline over short or even long periods. The Fund is also subject to the following risks associated with investments in international stocks: currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies; and country risk, which is the chance that unfavorable developments in a particular country--for example, political troubles, financial problems, or natural disasters--will harm the international portion exposed to that particular country.

- With approximately 40% of its assets allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; and prepayment risk, which is the chance that during periods of falling interest rates, a bond issuer will repay its higher-yielding bond earlier than expected, forcing the underlying fund to reinvest the unanticipated proceeds at lower interest rates.

- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively-managed underlying funds--and, thus, the Fund itself--to underperform funds with similar objectives.

     For additional information on investment risks, see MORE ON THE FUNDS.

9

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of broad-based stock and bond market indexes and a composite stock/bond index weighted to match the Fund's target allocation. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1995          27.94%
                              1996          12.71%
                              1997          19.77%
                              1998          19.03%
                              1999          12.01%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 13.08% (quarter ended December 31, 1998) and the lowest return for a quarter was -5.52% (quarter ended September 30, 1998).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard LifeStrategy
       Moderate Growth Fund       12.01%       18.15%            17.05%
      Lehman Brothers
       Aggregate Bond Index       -0.82         7.73              7.43
      Wilshire 5000 Total
       Market Index               23.77        27.11             25.47
      Moderate Growth
      Composite Index**           13.88        17.96             16.95
      -------------------------------------------------------------------------
       *September 30, 1994.
      **Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for cash reserves, the Salomon Smith Barney 3-Month U.S. Treasury Bill Index.

      -------------------------------------------------------------------------

10

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                None
      Sales Charge (Load) Imposed on Reinvested Dividends:     None
      Redemption Fee:                                          None
      Exchange Fee:                                            None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the underlying funds' assets)
      Indirect Operating Expenses:                                +

    +Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its investments in the underlying funds, was 0.29% as of December 31, 1999.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $30         $93       $163         $368
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               NET ASSETS AS OF DECEMBER 31, 1999
Dividends are distributed                 $3.4 billion
semiannually in June and December;
capital gains, if any, are distributed    NEWSPAPER ABBREVIATION
annually in December                      LifeMod

INVESTMENT ADVISER                        VANGUARD FUND NUMBER
The Fund does not employ an investment    914
adviser, but benefits from the
investment advisory services provided     CUSIP NUMBER
to the underlying Vanguard funds          921909404
in which it invests

INCEPTION DATE                            TICKER SYMBOL
September 30, 1994                        VSMGX
--------------------------------------------------------------------------------

11


FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R)
GROWTH FUND

The following profile summarizes key features of Vanguard LifeStrategy Growth Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital and some current income.

INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds. The Fund's assets are invested in the underlying funds as follows:
-    Vanguard Total Stock Market Index Fund            50%
-    Vanguard Asset Allocation Fund                    25%
-    Vanguard Total International Stock Index Fund     15%
-    Vanguard Total Bond Market Index Fund             10%

     The Fund's indirect stock holdings consist substantially of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds, with a strong emphasis on long-term U.S. Treasury bonds.

PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. Because stocks usually are more volatile than bonds, and the Fund invests more in stocks than the other LifeStrategy Funds, the Fund's overall level of risk should be high compared with those funds; however, the level of risk should be lower than that of a fund investing entirely in stocks.

- With approximately 80% of its assets allocated to stocks, the Fund is primarily subject to stock market risk, which is the chance that stock prices in general will decline over short or even long periods. The Fund is also subject to the following risks associated with investments in international stocks: currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies; and country risk, which is the chance that unfavorable developments in a particular country--for example, political troubles, financial problems, or natural disasters--will harm the international portion exposed to that particular country.
- With approximately 20% of its assets allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; and prepayment risk, which is the chance that during periods of falling interest rates, a bond issuer will repay its higher-yielding bond earlier than expected, forcing the underlying fund to reinvest the unanticipated proceeds at lower interest rates.
- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively-managed underlying funds--and, thus, the Fund itself--to underperform funds with similar objectives. For additional information on investment risks, see MORE ON THE FUNDS.

12

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based stock market index and a composite stock/bond index weighted to match the Fund's target allocation. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1995          29.24%
                              1996          15.41%
                              1997          22.26%
                              1998          21.40%
                              1999          17.32%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 17.31% (quarter ended December 31, 1998) and the lowest return for a quarter was -8.84% (quarter ended September 30, 1998).

      --------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      --------------------------------------------------------------------------
                                1 YEAR       5 YEARS        SINCE INCEPTION*
      --------------------------------------------------------------------------
      Vanguard LifeStrategy
       Growth Fund              17.32%        21.03%              19.91%
      Wilshire 5000 Total
       Market Index             23.77         27.11               25.47
      Growth Composite Index**  19.14         21.15               19.91
      --------------------------------------------------------------------------
       *September 30, 1994.
      **Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East Index; for bonds, the
        Lehman Brothers Aggregate Bond Index; and for cash reserves, the
        Salomon Smith Barney 3-Month U.S. Treasury Bill Index.
      --------------------------------------------------------------------------

13

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                None
      Sales Charge (Load) Imposed on Reinvested Dividends:     None
      Redemption Fee:                                          None
      Exchange Fee:                                            None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the underlying funds' assets)
      Indirect Operating Expenses:                                +

    +Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its investments in the underlying funds, was 0.29% as of December 31, 1999.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $30         $93       $163         $368
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               NET ASSETS AS OF DECEMBER 31, 1999
Dividends are distributed                 $3.2 billion
semiannually in June and December;
capital gains, if any, are distributed    NEWSPAPER ABBREVIATION
annually in December                      LifeGro

INVESTMENT ADVISER
The Fund does not employ an investment    VANGUARD FUND NUMBER
adviser, but benefits from the            122
investment advisory services provided
to the underlying Vanguard funds          CUSIP NUMBER
in which it invests                       921909503

INCEPTION DATE                            TICKER SYMBOL
September 30, 1994                        VASGX
--------------------------------------------------------------------------------

14

MORE ON THE FUNDS

The following sections discuss other important features of the Vanguard LifeStrategy Funds. You will find information about the risks of investing in each Fund throughout these sections.

ASSET ALLOCATION FRAMEWORK
Asset allocation--that is, dividing your investment among stocks, bonds, and cash reserves--is one of the most critical decisions an investor makes. Selecting the appropriate mix should be based on personal investment objectives, time horizons, and risk tolerances. The LifeStrategy Funds offer varying degrees of risk and reward by holding different combinations of assets, thereby providing shareholders with a simple way to meet investment needs at different stages of life.
     Each Fund invests in up to five underlying Vanguard funds to pursue a target allocation of stocks, bonds, and cash instruments.* Because one of the underlying funds (Vanguard Asset Allocation Fund) periodically shifts its holdings among asset classes, each LifeStrategy Fund's asset mix can fluctuate within a prescribed range. The tables below illustrate the expected asset allocation and the potential allocation ranges for each Fund:

-------------------------------------------------------------------
                  EXPECTED ASSET ALLOCATION
-------------------------------------------------------------------
                                        STOCKS    BONDS      CASH*
-------------------------------------------------------------------
LifeStrategy Income Fund                 20%       80%        0%
LifeStrategy Conservative Growth Fund    40%       60%        0%
LifeStrategy Moderate Growth Fund        60%       40%        0%
LifeStrategy Growth Fund                 80%       20%        0%
-------------------------------------------------------------------

-------------------------------------------------------------------
                POTENTIAL ASSET ALLOCATION RANGE
-------------------------------------------------------------------
                                        STOCKS    BONDS      CASH*
-------------------------------------------------------------------
LifeStrategy Income Fund                5%-30%   70%-95%     0%-25%
LifeStrategy Conservative Growth Fund  25%-50%   50%-75%     0%-25%
LifeStrategy Moderate Growth Fund      45%-70%   30%-55%     0%-25%
LifeStrategy Growth Fund               65%-90%   10%-35%     0%-25%
-------------------------------------------------------------------

*"Cash" consists of any cash instruments held by Vanguard Asset Allocation Fund, one of the underlying Vanguard funds in which the LifeStrategy Funds invest.

PRIMARY INVESTMENT STRATEGIES
This section explains how the Funds pursue their individual objectives by investing in different combinations of Vanguard funds that hold stocks, bonds, and cash instruments. In addition, this section discusses several important risks faced by investors in some or all of the Funds. The Funds' Board of Trustees oversees the management of the Funds, and may change the investment strategies in the interest of shareholders.

MARKET EXPOSURE
Each of the LifeStrategy Funds owns, indirectly through investment in the underlying funds, a portfolio of stocks and bonds. Because one of the underlying funds (Vanguard Asset Allocation Fund) periodically shifts its holdings among asset classes, it is not possible to precisely describe, in all cases, the types of stocks and bonds each LifeStrategy Fund

15

owns. However, when the LifeStrategy Funds are invested at or near their expected asset allocations (see previous page), their portfolios are expected to be as follows:

LIFESTRATEGY INCOME FUND: Stock holdings (20%) consist substantially of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks. Bond holdings (80%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds.
LIFESTRATEGY CONSERVATIVE GROWTH FUND: Stock holdings (40%) consist mainly of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks and foreign stocks. Bond holdings (60%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds.
LIFESTRATEGY MODERATE GROWTH FUND: Stock holdings (60%) consist mainly of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks and foreign stocks. Bond holdings (40%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds, with an emphasis on long-term U.S. Treasury bonds.
LIFESTRATEGY GROWTH FUND: Stock holdings (80%) consist mainly of large-cap U.S. stocks, and to a lesser extent mid- and small-cap U.S. stocks and foreign stocks. Bond holdings (20%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency mortgage-backed, and investment-grade corporate bonds, with a strong emphasis on long-term U.S. Treasury bonds.

STOCKS
By owning shares of other Vanguard mutual funds, each of the LifeStrategy Funds indirectly invests, to varying degrees, in U.S. common stocks, with emphasis on large-cap stocks, and to a lesser extent in foreign stocks (except that LifeStrategy Income Fund will not invest in foreign stocks).

[FLAG]THE FUND IS SUBJECT TO STOCK MARKET  RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

------------------------------------------------------
       U.S. STOCK MARKET RETURNS (1926-1999)
------------------------------------------------------
                 1 YEAR  5 YEARS  10 YEARS   20 YEARS
------------------------------------------------------
Best              54.2%   28.6%    19.9%      17.9%
Worst            -43.1   -12.4     -0.9        3.1
Average           13.2    11.0     11.1       11.1
------------------------------------------------------

16


     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $12 billion; mid-cap funds as those typically holding stocks of companies with a market value between $1 billion and $12 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

     Through their  investments  in one  underlying  fund (the Asset  Allocation
Fund), the Funds will hold a diversified combination of common stocks intended to parallel the performance of the S&P 500 Index, which is dominated by large-cap U.S. common stocks. Through another underlying fund (the Total Stock Market Index Fund), each Fund will hold a representative sample of the securities in the Wilshire 5000 Total Market Index--a benchmark for the entire U.S. stock market.
     Keep in mind that a significant portion of the market value of the Wilshire 5000 Index (about 24% as of December 31, 1999) is comprised of securities not included in the S&P 500 Index. These securities are overwhelmingly mid- and small-cap stocks, which historically have been more volatile than--and at times have performed quite differently from--the stocks of larger companies.

     By owning shares of Vanguard Total International Stock Index Fund, which invests in foreign stocks, the LifeStrategy Conservative Growth, Moderate Growth, and Growth Funds are subject to country risk and currency risk. Country risk is the chance that political troubles (such as a war), financial problems (such as government default), or natural disasters (such as an earthquake) will weaken a country's economy and cause investments in that country to lose money. Currency risk is the chance that a stronger U.S. dollar will reduce returns for Americans investing overseas. Generally, when the dollar rises in value against a foreign currency, your investment in that country loses value because its currency is worth fewer U.S. dollars.

BONDS
By owning shares of other Vanguard mutual funds, each of the LifeStrategy Funds indirectly invests, to varying degrees, in government, mortgage-backed, and corporate bonds.

[FLAG]THE FUNDS ARE SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK IS MODEST FOR SHORTER-TERM BOND FUNDS AND HIGHER FOR LONGER-TERM BOND FUNDS.

17

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.

     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
                    HOW INTEREST RATE CHANGES AFFECT THE
                           VALUE OF A $1,000 BOND*
-------------------------------------------------------------------------------
                           AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)     INCREASE     DECREASE     INCREASE      DECREASE
-------------------------------------------------------------------------------
Short-Term (2.5 years)        $978        $1,023        $956         $1,046
Intermediate-Term (10 years)   932         1,074         870          1,156
Long-Term (20 years)           901         1,116         816          1,251
-------------------------------------------------------------------------------

     These figures are intended only to illustrate interest rate risk; they should not be regarded as an indication of future returns from the bond market as a whole, or any Fund in particular.
     Changes in interest rates will affect bond income as well as bond prices.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

[FLAG]THE FUNDS ARE  SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE THAT A FUND'S
     DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY HIGHER FOR SHORT-TERM BOND FUNDS, AND LOWER FOR LONG-TERM BOND FUNDS.

18

     Income risk is a concern primarily for the LifeStrategy Income and Conservative Growth Funds, which, through their ownership of Vanguard Short-Term Corporate Fund, indirectly own more short-term bonds.

[FLAG]THE FUNDS ARE SUBJECT TO PREPAYMENT  RISK, WHICH IS THE CHANCE THAT DURING
     PERIODS  OF  FALLING   INTEREST   RATES,  A  BOND  ISSUER  WILL  REPAY  ITS
     HIGHER-YIELDING BOND EARLIER THAN SCHEDULED. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER RATES, THE UNDERLYING FUND WOULD EXPERIENCE A DECLINE IN INCOME.

     The risk of prepayment applies primarily to intermediate- and long-term corporate bonds and mortgage-backed securities, which comprise a significant portion of Vanguard Total Bond Market Index Fund. Prepayment risk is a concern primarily for the LifeStrategy Income Fund, which will invest half of its assets in the Total Bond Market Index Fund.

[FLAG]THE FUNDS ARE  SUBJECT  TO CREDIT  RISK,  WHICH IS THE CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     The credit quality of the bonds held by the underlying funds is expected to be very high, and thus credit risk of the LifeStrategy Funds should be low.
     To a limited extent, the Funds are also indirectly exposed to event risk, which is the possibility that corporate fixed-income securities held by underlying funds may suffer a substantial decline in credit quality and market value due to a corporate restructuring.

CASH
Through one underlying fund (Vanguard Asset Allocation Fund), from 0% to 25% of the assets of each LifeStrategy Fund can be invested in cash instruments. These potential cash holdings make the Funds subject to inflation risk, which is the possibility that the rising cost of living may erode the purchasing power of your investment over time.
     Since the Asset Allocation Fund typically invests only a small portion of its assets in cash instruments, and the LifeStrategy Funds invest only one-fourth of their assets in the Asset Allocation Fund, inflation risk to the Funds is very low.

SECURITY SELECTION

Each Fund seeks to achieve its objective by investing in fixed percentages of four or five underlying Vanguard funds. The following table shows these percentages for each Fund.

-------------------------------------------------------------------------
                                           LIFESTRATEGY FUND
                                 ----------------------------------------
                                         CONSERVATIVE  MODERATE
UNDERLYING VANGUARD FUND         INCOME     GROWTH      GROWTH    GROWTH
-------------------------------------------------------------------------
Total Stock Market Index            5%        20%         35%       50%
Total International Stock Index    --          5          10        15
Total Bond Market Index            50         30          30        10
Short-Term Corporate               20         20          --        --
Asset Allocation                   25         25          25        25
-------------------------------------------------------------------------
Total                             100%       100%        100%      100%
-------------------------------------------------------------------------

19

     The allocation of each Fund's assets among the underlying funds is made by the LifeStrategy Funds' Board of Trustees based on the Fund's investment objective and policies, and may be changed from time to time without shareholder approval. The Funds' investments in the underlying funds may be limited at times by certain factors. For example, the Board of Trustees of an underlying fund may impose limits on additional investments in the fund.
     The following briefly describes the five underlying Vanguard funds in which the Funds invest.

- Vanguard Total Stock Market Index Fund seeks to provide investment results that parallel the performance of the unmanaged Wilshire 5000 Index--which consists of all U.S. common stocks traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market--by investing in a select sampling of securities in the index.
- Vanguard Total International Stock Index Fund seeks to provide investment results that parallel the performance of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East Index plus the Select Emerging Markets Free Index, by investing in three mutual funds that track the various components of the indexes. The fund has exposure to stocks in more than 35 foreign countries.

- Vanguard Total Bond Market Index Fund seeks to provide investment results that parallel the performance of the Lehman Brothers Aggregate Bond Index, by investing in a select sampling of securities in the index. The Lehman Brothers Aggregate Bond Index provides extensive coverage of the investment-grade debt market in the U.S.--including government, corporate, mortgage-backed, and asset-backed bonds--with maturities of over one year.
- Vanguard Short-Term Corporate Fund invests in a diversified portfolio of investment-grade corporate bonds with an expected average maturity of two to three years.
- Vanguard Asset Allocation Fund invests in a mix of common stocks (selected to parallel the performance of the S&P 500 Index, which is dominated by large-capitalization stocks), long-term U.S. Treasury bonds, and cash equivalents. The allocations are designed to take advantage of perceived imbalances in the relative returns and risks of each asset class. At any given time, the adviser may allocate all, a portion, or none of the fund's assets to stocks, bonds, or cash reserves.

[FLAG]THROUGH THEIR LIMITED  INVESTMENTS IN  ACTIVELY-MANAGED  UNDERLYING FUNDS,
     THE LIFESTRATEGY FUNDS ARE SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT POOR SECURITY SELECTION WILL CAUSE AN UNDERLYING FUND--AND, THUS, THE LIFESTRATEGY FUNDS--TO UNDERPERFORM FUNDS WITH SIMILAR OBJECTIVES.

TEMPORARY INVESTMENT MEASURES
The Funds' underlying funds may temporarily depart from their normal investment policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, the LifeStrategy Funds may succeed in avoiding losses but otherwise fail to achieve their investment objectives.

20

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the buying and selling of securities by the fund. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Funds have adopted the following policies, among others, designed to discourage short-term trading:
- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund or the underlying funds. A purchase request could be rejected because of the timing of the request or because of a history of excessive trading by the investor.
- There is a limit on the number of times you can exchange into and out of each Fund (see "Exchanges" in the INVESTING WITH VANGUARD section).
-    Each Fund reserves the right to stop offering shares at any time.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

THE FUNDS AND VANGUARD

The LifeStrategy Funds have entered into an Agreement with Vanguard under which Vanguard provides all management, administrative, and distribution services to the Funds at cost. The Funds owe Vanguard a sum sufficient to cover Vanguard's out-of-pocket costs. The Funds also bear the expenses of services provided by other parties (such as auditors, legal counsel, and the Funds' custodian), as well as taxes and other direct expenses of the Funds. However, the Agreement provides that the Funds' expenses will be offset by a reimbursement from Vanguard for (a) contributions made by the Funds to the cost of operating the underlying Vanguard funds in which the LifeStrategy Funds invest, and (b) certain savings in administrative and marketing costs that Vanguard is expected to derive from the operation of the Funds.
     The Funds' Trustees believe that the reimbursements should be sufficient to offset most, if not all, of the expenses incurred by the Funds. Therefore, the Funds are expected to operate at a very low or zero expense ratio. Since their inception in 1994, the Funds in fact have had no direct net expenses.

21

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

     Of course, shareholders of the LifeStrategy Funds will still bear, indirectly, their proportionate share of the costs of operating the underlying Vanguard funds. During their most recent fiscal years, the underlying funds had the following expense ratios:
-    Vanguard Total Stock Market Index Fund            0.20%
-    Vanguard Total International Stock Index Fund     0.34%
-    Vanguard Total Bond Market Index Fund             0.20%

-    Vanguard Short-Term Corporate Fund                0.25%

-    Vanguard Asset Allocation Fund                    0.49%

     Based on the percentage of each underlying fund owned, the LifeStrategy Funds had the following indirect expense ratios as of December 31, 1999:

-    LifeStrategy Income Fund                          0.28%
-    LifeStrategy Conservative Growth Fund             0.29%
-    LifeStrategy Moderate Growth Fund                 0.29%
-    LifeStrategy Growth Fund                          0.29%

INVESTMENT ADVISER

The LifeStrategy Funds do not employ an investment adviser, but they benefit from the investment advisory services rendered to the underlying funds. The underlying funds are managed by the following investment advisory firms:

--------------------------------------------------------------------------------
UNDERLYING FUND                         INVESTMENT ADVISORY FIRM
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund  The Vanguard Group
--------------------------------------------------------------------------------
Vanguard Total International Stock
 Index Fund                             The Vanguard Group*
--------------------------------------------------------------------------------
Vanguard Total Bond Market Index Fund   The Vanguard Group
--------------------------------------------------------------------------------
Vanguard Short-Term Corporate Fund      The Vanguard Group
--------------------------------------------------------------------------------
Vanguard Asset Allocation Fund          Mellon Capital Management Corporation
--------------------------------------------------------------------------------
*Vanguard Total International Stock Index Fund does not have its own investment adviser, but rather benefits from the advisory services provided by The Vanguard Group to the three underlying funds in which the Total International Stock Index Fund invests: Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, and Vanguard Emerging Markets Stock Index Fund. The Vanguard Group also manages the Total International Stock Index Fund's cash assets, if any.
--------------------------------------------------------------------------------

22

     The chart below briefly describes each investment advisory firm:

--------------------------------------------------------------------------------
FIRM                                   BACKGROUND
--------------------------------------------------------------------------------
Mellon Capital Management Corporation  - Based in San  Francisco, California
                                       - Founded in 1983
                                       - Manages about $86 billion in assets
--------------------------------------------------------------------------------
The Vanguard Group                     - Based in Valley Forge, Pennsylvania
                                       - Founded in 1975
                                       - Manages about $371 billion in assets
--------------------------------------------------------------------------------

     The Board of Trustees of an underlying fund may, without prior approval from shareholders of the underlying fund or the LifeStrategy Funds, change the terms of any advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest and dividends paid by the underlying funds), as well as any capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds. Income dividends for the Income and Conservative Growth Funds generally are distributed in March, June, September, and December; income dividends for the Moderate Growth and Growth Funds generally are distributed in June and December. Capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments (i.e., shares of the underlying Vanguard funds) and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                     TOTAL ASSETS - LIABILITIES
NET ASSET VALUE = --------------------------------
                    NUMBER OF SHARES OUTSTANDING

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

23

     The Funds' share prices can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Funds' names, but the most common are:
LIFEINC, LIFECON, LIFEMOD, and LIFEGRO.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in each Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Funds' financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                    VANGUARD LIFESTRATEGY INCOME FUND
                                         YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $13.22      $12.43      $11.55      $11.54      $ 9.88
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .69         .63         .63         .64         .49
 Capital Gains Distributions
  Received                  .14         .20         .15         .19         .09
 Net Realized and
  Unrealized Gain (Loss)
  on Investments           (.47)        .78         .83         .03        1.66
                        --------------------------------------------------------
   Total from Investment
    Operations              .36        1.61        1.61         .86        2.24
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.69)       (.63)       (.63)       (.64)       (.49)
 Distributions from
  Realized Capital Gains   (.07)       (.19)       (.10)       (.21)       (.09)
                        --------------------------------------------------------
   Total Distributions     (.76)       (.82)       (.73)       (.85)       (.58)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $12.82      $13.22      $12.43      $11.55      $11.54
================================================================================

TOTAL RETURN              2.82%      13.17%      14.23%       7.65%      22.99%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)          $555        $449        $244        $151        $121
 Ratio of Expenses to
  Average Net Assets         0%          0%          0%          0%          0%
 Ratio of Net
  Investment Income to
  Average Net Assets      5.37%       5.24%       5.54%       5.66%       5.76%
 Turnover Rate              11%          3%          6%         22%          4%
================================================================================

24


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLES

This explanation uses the LifeStrategy Income Fund as an example. The Fund began fiscal 1999 with a net asset value (price) of $13.22 per share. During the year, the Fund earned $0.69 per share from investment income and $0.14 per share in capital gains distributions. There was a decline of $0.47 per share from investments that had depreciated in value or that were sold for lower prices than the Fund paid for them.

Shareholders received $0.76 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($0.36 per share) minus the distributions ($0.76 per share) resulted in a share price of $12.82 at the end of the year. This was a decrease of $0.40 per share (from $13.22 at the beginning of the year to $12.82 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 2.82% for the year.

As of December 31, 1999, the Fund had $555 million in net assets. For the year, its net investment income amounted to 5.37% of its average net assets; and it sold and replaced securities valued at 11% of its net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND
                                         YEAR ENDED DECEMBER 31,

                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $14.71      $13.40      $12.14      $11.68      $ 9.89
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .64         .58         .56         .53         .47
 Capital Gains Distributions
  Received                  .18         .20         .18         .20         .11
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            .31        1.32        1.27         .46        1.80
                        --------------------------------------------------------
   Total from Investment
    Operations             1.13        2.10        2.01        1.19        2.38
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.63)       (.59)       (.56)       (.53)       (.47)
 Distributions from
  Realized Capital Gains   (.11)       (.20)       (.19)       (.20)       (.12)
                        --------------------------------------------------------
   Total Distributions     (.74)       (.79)       (.75)       (.73)       (.59)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $15.10      $14.71      $13.40      $12.14      $11.68
================================================================================

TOTAL RETURN              7.86%      15.88%      16.81%      10.36%      24.35%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $1,748      $1,416        $803        $462        $219
 Ratio of Expenses to
  Average Net Assets         0%          0%          0%          0%          0%
 Ratio of Net
  Investment Income to
  Average Net Assets      4.34%       4.32%       4.61%       4.86%       5.14%
 Turnover Rate               5%          3%          1%          2%          1%
================================================================================

25


--------------------------------------------------------------------------------
                                      VANGUARD LIFESTRATEGY MODERATE
                                               GROWTH FUND
                                         YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $16.86      $14.81      $12.97      $12.11      $ 9.86
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .55        .510        .490         .44         .36
 Capital Gains Distributions
  Received                  .24        .241        .236         .22         .13
 Net Realized and
  Unrealized Gain (Loss)
  on Investments           1.21       2.054       1.819         .87        2.25

                        --------------------------------------------------------
   Total from Investment
    Operations             2.00       2.805       2.545        1.53        2.74
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.55)      (.510)      (.490)       (.44)       (.36)
 Distributions from
  Realized Capital Gains   (.13)      (.245)      (.215)       (.23)       (.13)
                        --------------------------------------------------------
   Total Distributions     (.68)      (.755)      (.705)       (.67)       (.49)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $18.18      $16.86      $14.81      $12.97      $12.11
================================================================================

TOTAL RETURN             12.01%      19.03%      19.77%      12.71%      27.94%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $3,441      $2,202      $1,358        $826        $235
 Ratio of Expenses to
  Average Net Assets         0%          0%          0%          0%          0%
 Ratio of Net
  Investment Income to
  Average Net Assets      3.47%       3.43%       3.72%       3.98%       4.42%
 Turnover Rate               3%          5%          2%          3%          1%
================================================================================

--------------------------------------------------------------------------------
                                    VANGUARD LIFESTRATEGY GROWTH FUND
                                         YEAR ENDED DECEMBER 31,

                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $18.79      $16.04      $13.68      $12.36      $ 9.93
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .45        .410         .39         .34         .32
 Capital Gains Distributions
  Received                  .29        .264         .28         .24         .14
 Net Realized and
  Unrealized Gain (Loss)
  on Investments           2.49       2.751        2.36        1.32        2.43
                        --------------------------------------------------------
   Total from Investment
    Operations             3.23       3.425        3.03        1.90        2.89
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.45)      (.410)       (.38)       (.35)       (.31)
 Distributions from
  Realized Capital Gains   (.16)      (.265)       (.29)       (.23)       (.15)
                        --------------------------------------------------------
   Total Distributions     (.61)      (.675)       (.67)       (.58)       (.46)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $21.41      $18.79      $16.04      $13.68      $12.36
================================================================================

TOTAL RETURN             17.32%      21.40%      22.26%      15.41%      29.24%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $3,177      $1,924      $1,184        $629        $217
 Ratio of Expenses to
  Average Net Assets         0%          0%          0%          0%          0%
 Ratio of Net
  Investment Income to
  Average Net Assets      2.50%       2.53%       2.84%       3.18%       3.67%
 Turnover Rate               1%          2%          1%          0%          1%
================================================================================


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

26

INVESTING WITH VANGUARD

One or more of the Funds may be an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Funds as an investment option.

- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.

- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Funds' shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH EACH OF THE FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from one of the Funds followed by a purchase back into the same Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of that Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

- Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.

- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

27

ACCESSING FUND INFORMATION BY COMPUTER

--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and to make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.



COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The  percentage  of a fund's  average net assets used to pay its  expenses.  The
expense  ratio  includes   management   fees,   administrative   fees,  and  any
12b-1distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

FUND OF FUNDS
A mutual fund that pursues its objective by investing in other mutual funds rather than in individual securities.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.



NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [SHIP(R) LOGO]
                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Institutional Division
                                                    Post Office Box 2900
                                                    Valley Forge, PA 19482-2900


FOR MORE INFORMATION
If you'd like more information about
Vanguard LifeStrategy Funds, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP

PARTICIPANT ACCESS CENTER

P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including  the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by electronic request at
the following e-mail address:
publicinfo@sec.gov, or by writing
the Public Reference Section,
Securities and Exchange
Commission, Washington, DC
20549-0102.

Funds' Investment Company Act file
number: 811-3919

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I088N-04/28/2000

                                                             VANGUARD(R)
                                                             INTERNATIONAL STOCK
                                                             INDEX FUNDS

                                                             Prospectus
                                                             April 28, 2000

This prospectus contains
financial data for the
Funds through the
fiscal year ended
December 31, 1999.

VANGUARD EUROPEAN
STOCK INDEX FUND

VANGUARD PACIFIC STOCK
INDEX FUND

VANGUARD EMERGING
MARKETS STOCK INDEX
FUND

VANGUARD DEVELOPED
MARKETS INDEX FUND

VANGUARD TOTAL
INTERNATIONAL STOCK
INDEX FUND

                                         [MEMBERS OF THE VANGUARD GROUP(R) LOGO]

VANGUARD INTERNATIONAL STOCK INDEX FUNDS
Prospectus
April 28, 2000

A Group of International Stock Index Mutual Funds

--------------------------------------------------------------------------------
    CONTENTS
--------------------------------------------------------------------------------

  1 AN INTRODUCTION TO INDEX FUNDS

  2 FUND PROFILES

     2 Vanguard European Stock Index Fund

     5 Vanguard Pacific Stock Index Fund

     8 Vanguard Emerging Markets Stock Index Fund

    12 Vanguard Developed Markets Index Fund

    14 Vanguard Total International Stock Index Fund

 14 MORE ON THE FUNDS

 24 THE FUNDS AND VANGUARD

 25 INVESTMENT ADVISER

 26 DIVIDENDS, CAPITAL GAINS, AND TAXES

 27 SHARE PRICE

 28 FINANCIAL HIGHLIGHTS

 32 INVESTING WITH VANGUARD

    32 Services and Account Features

    33 Types of Accounts

    34 Buying Shares

    36 Redeeming Shares

    40 Transferring Registration

    40 Fund and Account Updates

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of each of the Vanguard International Stock Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE

The Vanguard European, Pacific, and Emerging Markets Stock Index Funds each offer two separate classes of shares: Investor and Institutional. This prospectus offers the Funds' Investor Shares, which have an investment minimum of $3,000 ($1,000 for IRAs) and are intended for individual investors. Please call Vanguard's Institutional Investor Group at 1-800-523-1036 to obtain a separate prospectus that offers the Funds' Institutional Shares as well as the institutional version of Vanguard Developed Markets Index Fund. These institutional options have an investment minimum of $10 million and generally are not available to investors who require special employee benefit plan services.
     The Funds' separate share classes have different expenses; as a result, their investment performances will vary. UNLESS OTHERWISE NOTED, ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES.

--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to track, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that comprise the index. Keep in mind that an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while expected to track its target index closely, typically will be unable to match the performance of the index exactly.
     Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example, the entire foreign stock market.
     Index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

WHAT INDEX FUNDS DOES VANGUARD OFFER?

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's International Stock Index Funds. There are five such Funds offered in this prospectus, each of which seeks to track a different segment of the international stock market:

--------------------------------------------------------------------------------
FUND                                       SEEKS TO TRACK
--------------------------------------------------------------------------------
Vanguard European Stock Index Fund         European stock markets
Vanguard Pacific Stock Index Fund          Australian and Far East
                                            stock markets
Vanguard Emerging Markets Stock            13 emerging stock markets in
 Index Fund                                 Europe, Asia, Africa, and
                                            Latin America
Vanguard Developed Markets Index Fund      European, Australian, and Far
                                            East stock markets
Vanguard Total International Stock         European, Australian, Far East,
 Index Fund                                 and 13 emerging stock
                                            markets in Europe, Asia,
                                            Africa, and Latin America
--------------------------------------------------------------------------------


     This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2


FUND PROFILE--
VANGUARD(R) EUROPEAN STOCK INDEX FUND

The following profile summarizes key features of Vanguard European Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Morgan Stanley Capital International (MSCI) Europe Index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all or substantially all of its assets in a representative sample of the common stocks included in the MSCI Europe Index. The MSCI Europe Index is made up of approximately 550 common stocks of companies located in 15 European countries--mostly in the United Kingdom, France, Germany, and the Netherlands, (which comprised 29%, 15%, 14%, and 8% of the Index's market capitalization, respectively, as of March 31, 2000), as well as in Austria, Belgium, Denmark, Finland, Ireland, Italy, Norway, Portugal, Spain, Sweden, and Switzerland. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters. The Index's, and therefore the Fund's, heavy exposure to four countries (United Kingdom, France, Germany, and the Netherlands) involves a higher degree of country risk than that of more geographically diversified international funds.

- Regional risk, which is the chance that an entire region--namely Europe--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

3


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1991          12.40%
                              1992          -3.32%
                              1993          29.13%
                              1994           1.88%
                              1995          22.28%
                              1996          21.26%
                              1997          24.23%
                              1998          28.86%
                              1999          16.62%
              ----------------------------------------------------
              Return figures do not reflect the annual account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to April 1, 2000. If these amounts were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.37% (quarter ended March 31, 1998) and the lowest return for a quarter was -14.41% (quarter ended September 30, 1998).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard European Stock
        Index Fund**              16.62%       22.58%            14.61%
      MSCI Europe Index           15.77        22.27             14.78
      -------------------------------------------------------------------------
       *June 18, 1990.
      **Return figures do not reflect the annual account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to April 1, 2000.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None
      Account Maintenance Fee (for accounts under $10,000):         $10/year*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.22%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.07%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.29%

      *The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

4

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
     $30         $93       $163         $368
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $3,000; $1,000 for IRAs and custodial
                                        accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    Europe

INCEPTION DATE                          VANGUARD FUND NUMBER
June 18, 1990                           079

NET ASSETS AS OF DECEMBER 31, 1999      CUSIP NUMBER
$6.1 billion                            922042205

SUITABLE FOR IRAS                       TICKER SYMBOL
Yes                                     VEURX
--------------------------------------------------------------------------------

5


FUND PROFILE--
VANGUARD(R) PACIFIC STOCK INDEX FUND

The following profile summarizes key features of Vanguard Pacific Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the MSCI Pacific Free Index.*

*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all or substantially all of its assets in a representative sample of the common stocks included in the MSCI Pacific Free Index. The MSCI Pacific Free Index consists of approximately 420 common stocks of companies located in Japan (which comprised 82% of the Index's market capitalization as of March 31, 2000), Australia, Hong Kong, New Zealand, and Singapore. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters. The Index's, and therefore the Fund's, heavy exposure to Japan involves a higher degree of country risk than that of more geographically diversified international funds.

- Regional risk, which is the chance that an entire region--namely the Pacific region--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

6


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1991          10.65%
                              1992         -18.17%
                              1993          35.46%
                              1994          13.04%
                              1995           2.75%
                              1996          -7.82%
                              1997         -25.67%
                              1998           2.41%
                              1999          57.05%
              ----------------------------------------------------
              Return figures do not reflect the annual account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to April 1, 2000. If these amounts were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 26.50% (quarter ended December 31, 1998) and the lowest return for a quarter was -20.69% (quarter ended December 31, 1997).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Pacific Stock
       Index Fund**               57.05%       2.52%              3.20%
      MSCI Pacific Free Index     56.38        2.39               3.08
      -------------------------------------------------------------------------
       *June 18, 1990.
      **Return figures do not reflect the annual account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to April 1, 2000.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None
      Account Maintenance Fee (for accounts under $10,000):         $10/year*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.31%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.06%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.37%

      *The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

7

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $38        $119       $208         $468
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $3,000; $1,000 for IRAs and custodial
                                        accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    Pacific

INCEPTION DATE                          VANGUARD FUND NUMBER
June 18, 1990                           072

NET ASSETS AS OF DECEMBER 31, 1999      CUSIP NUMBER
$2.5 billion                            922042106

SUITABLE FOR IRAS                       TICKER SYMBOL
Yes                                     VPACX
--------------------------------------------------------------------------------

8


FUND PROFILE--
VANGUARD(R) EMERGING MARKETS STOCK INDEX FUND

The following profile summarizes key features of Vanguard Emerging Markets Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Select Emerging Markets Free Index.*

*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely are tracked.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all or substantially all of its assets in a representative sample of the common stocks included in the Select Emerging Markets Free Index. The Select Emerging Markets Free Index includes approximately 500 common stocks of companies located in emerging markets around the world. As of March 31, 2000, the largest markets covered in the Index were Mexico, Brazil, and South Africa (which comprised 16%, 14%, and 13% of the Index's market capitalization, respectively). Other countries represented in the Index included Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, Turkey, Hong Kong, and Singapore. MSCI administers the Select Index exclusively for Vanguard. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters. Country risk is especially high for funds that focus on stocks in emerging markets. The Index's, and therefore the Fund's, heavy exposure to Mexico, Brazil, and South Africa involves a higher degree of country risk than that of more geographically diversified international funds.

- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of both a broad-based securities market index and the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

9


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1995           0.56%
                              1996          15.83%
                              1997         -16.82%
                              1998         -18.12%
                              1999          61.57%
              ----------------------------------------------------
              Return figures do not reflect the annual account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases and redemptions. If these amounts were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 28.32% (quarter ended December 31, 1999) and the lowest return for a quarter was -21.52% (quarter ended June 30, 1998).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Emerging Markets
       Stock Index Fund**         59.96%       4.88%             6.03%
      MSCI Emerging Markets
       Free Index                 66.40        2.00              3.69
      Select Emerging Markets
       Free Index+                60.86        4.81              4.93
      -------------------------------------------------------------------------
       *May 4, 1994.
      **Return figures do not reflect the annual account maintenance fee imposed on accounts with balances of less than $10,000, but do reflect the 0.5% transaction fee imposed on purchases and redemptions. +The Select Emerging Markets Free Index is administered by MSCI exclusively by Vanguard.
      -------------------------------------------------------------------------

10

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                     0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                  0.5%**
      Exchange Fee:                                                      None
      Account Maintenance Fee (for accounts under $10,000):         $10/year+

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.32%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.26%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.58%

      *The transaction fee on purchases is deducted from all purchases
       (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
     **The redemption fee applies to all redemptions (sales or exchanges);
       it is deducted from redemption proceeds, and retained by the Fund. +The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $161        $292       $434          $849
-------------------------------------------------

     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.5% redemption fee would not apply to any of the periods below, as it would to those above):

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $109        $235       $372          $772
-------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

11

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $3,000; $1,000 for IRAs and custodial
                                        accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    EmerMkt

INCEPTION DATE                          VANGUARD FUND NUMBER
May 4, 1994                             533

NET ASSETS AS OF DECEMBER 31, 1999      CUSIP NUMBER
$1.1 billion                            922042304

SUITABLE FOR IRAS                       TICKER SYMBOL
Yes                                     VEIEX
--------------------------------------------------------------------------------

12


FUND PROFILE--
VANGUARD(R) DEVELOPED MARKETS INDEX FUND

The following profile summarizes key features of Vanguard Developed Markets Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the MSCI Europe, Australasia, Far East (EAFE) Index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach. The Fund seeks to track the performance of the MSCI EAFE Index by investing in two other Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These other Vanguard funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Free Index, which together comprise the MSCI EAFE Index. The Fund allocates all or substantially all of its assets between the European Stock Index Fund and the Pacific Stock Index Fund based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The MSCI EAFE Index includes approximately 1,000 common stocks of companies located in Europe, Australia, Asia, and the Far East. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.
- Regional risk, which is the chance that an entire region--either Europe or the Far East--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The Fund began operations on May 5, 2000, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

13

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None
      Account Maintenance Fee (for accounts under $10,000):         $10/year*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Indirect Operating Expenses:                                         **

      *The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     **Although Developed Markets Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. It is estimated that the Fund's indirect expense ratio for its first fiscal year, based on its underlying investments, will be 0.30%.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

------------------------
  1 YEAR       3 YEARS
------------------------
   $35          $110
------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $3,000; $1,000 for IRAs and custodial
                                        accounts for minors

INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    DevMkt

INCEPTION DATE                          VANGUARD FUND NUMBER
May 5, 2000                             227

SUITABLE FOR IRAS                       CUSIP NUMBER
Yes                                     921909701

--------------------------------------------------------------------------------

14


FUND PROFILE--
VANGUARD(R) TOTAL INTERNATIONAL STOCK INDEX FUND

The following profile summarizes key features of Vanguard Total International Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Total International Composite Index. The Total International Composite Index is a combination of the indexes tracked by the European, Pacific, and Emerging Markets Stock Index Funds.

INVESTMENT STRATEGIES
The Fund seeks to track the performance of the Total International Composite Index by investing in three other Vanguard funds--the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund. These other Vanguard funds have the respective objectives of tracking the MSCI Europe Index, the MSCI Pacific Free Index, and the Select Emerging Markets Free Index, which together comprise the Total International Composite Index. The Fund allocates all or substantially all of its assets between the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund based on the market capitalization of European, Pacific, and emerging markets stocks in the Total International Composite Index. The Index is a market capitalization weighted index that combines the MSCI Europe Index, the MSCI Pacific Free Index, and the Select Emerging Markets Free Index. MSCI administers the Index exclusively for Vanguard. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of both a broad-based securities market index and the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

15


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1997          -0.77%
                              1998          15.60%
                              1999          29.92%
              ----------------------------------------------------
              Return figures do not reflect the annual account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to April 1, 2000. If these amounts were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.49% (quarter ended December 31, 1998) and the lowest return for a quarter was -14.53% (quarter ended September 30, 1998).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                           1 YEAR          SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Total International
       Stock Index Fund**                  29.92%               11.64%
      MSCI EAFE + Emerging Markets
       Free Index                          30.33                12.11
      Total International Composite
       Index+                              28.13                11.30
      -------------------------------------------------------------------------
       *April 29, 1996.
      **Return figures do not reflect the annual account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to April 1, 2000.
       +Consists of the MSCI EAFE Index and the Select Emerging Markets Free
        Index. This index is administered by MSCI exclusively for Vanguard.
      -------------------------------------------------------------------------

16

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None
      Account Maintenance Fee (for accounts under $10,000):         $10/year*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Indirect Operating Expenses:                                         **

      *The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.
     **Although Total International Stock Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its underlying investments, was 0.34% as of December 31, 1999.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $35         $110       $193          $434
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $3,000; $1,000 for IRAs and custodial
                                        accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    TotIntl

INCEPTION DATE                          VANGUARD FUND NUMBER
April 29, 1996                          113

NET ASSETS AS OF DECEMBER 31, 1999      CUSIP NUMBER
$2.6 billion                            921909602

SUITABLE FOR IRAS                       TICKER SYMBOL
Yes                                     VGTSX
--------------------------------------------------------------------------------

17

MORE ON THE FUNDS

The following sections discuss other important features of Vanguard International Stock Index Funds, including indexing methods, fund characteristics, costs and market-timing, fund turnover, and other investment policies and risks.

WHY INVEST IN INDEX FUNDS?
Index funds appeal to many investors for a number of reasons:
- Diversification. Index funds generally invest in a diversified mix of companies and industries.
- Relative consistency. Index funds typically track the performance of relevant market benchmarks more closely than comparable actively managed funds do.
- Low cost. Index funds do not have many of the expenses of an actively managed fund--such as research--and keep trading activity, and thus brokerage commissions, to a minimum.
- Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate--and thus its realization of capital gains--is usually very low.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

INDEXING METHODS

     Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves.
     Other index funds may use a different selection process. Because it would be very expensive to buy all of the stocks held in certain indexes (the Select Emerging Markets Free Index, for example, includes approximately 500 stocks), funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds invest in stocks that will, in the aggregate, recreate the key characteristics of their target indexes. For instance, if 10% of the market capitalization of the MSCI Europe Index were attributed to companies in Germany, Vanguard European Stock Index Fund would invest about 10% of its assets in stocks of German issuers. Furthermore, the Fund would construct a German portfolio whose size and industry weightings, as well as average financial characteristics, approximated the German component of the MSCI Europe Index. The European, Pacific, and Emerging Markets Stock Index Funds each employ this sampling method of indexing.
     While each Fund attempts to track the performance of its target index, there is no guarantee that securities selected for the Fund will provide investment performance exactly matching that of the index.
     Yet another indexing approach is to invest in other index funds that seek to track subsets of a target index. The Total International Stock Index Fund and Developed Markets Index Fund both use this "fund of funds" approach, which can be very cost-effective and efficient

18


when starting an index fund from scratch. For example, the Developed Markets Index Fund seeks to track the performance of the MSCI EAFE Index by investing in two other Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These other Vanguard funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Free Index, which together comprise the MSCI EAFE Index. The Fund allocates its assets between the European Stock Index Fund and the Pacific Stock Index Fund based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Funds of funds are best suited for long-term investors.
--------------------------------------------------------------------------------




     To track their target indexes as closely as possible, the European and Pacific Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. Each Fund intends to invest at least 95% of its total assets in the stocks of its target index. The Emerging Markets Stock Index Fund normally invests 95% of its total assets in stocks of its target index, holding the remaining 5% in cash reserves to meet daily redemption requests. The Total International Stock and Developed Markets Index Funds normally hold 100% of their assets in shares of their underlying funds

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      THE RISKS OF INTERNATIONAL INVESTING

Because foreign stock markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.

--------------------------------------------------------------------------------

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
       IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

19

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the MSCI EAFE Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------
     INTERNATIONAL STOCK MARKET RETURNS (1969-1999)
----------------------------------------------------------
                   1 YEAR    5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                69.9%     36.5%     22.8%      16.3%
Worst              -23.2       1.5       5.9       12.0
Average             15.2      13.6      14.5       14.7
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 1999. Keep in mind that this was a particularly favorable period for all stock markets. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or any of the Funds in particular.
     Note that the preceding chart does not take into account returns measured by the MSCI Emerging Markets Free Index, a widely used barometer of less developed stock markets. Emerging markets can be substantially more volatile than more developed foreign markets. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns from year to year for these markets individually, or the variability across these and other geographic regions or market sectors. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1990 to 1999, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

20

--------------------------------------------------------------------------------
            STOCK MARKET RETURNS FOR DIFFERENT INTERNATIONAL MARKETS*
--------------------------------------------------------------------------------
             EUROPEAN         PACIFIC         EMERGING           U.S.
              MARKET           MARKET          MARKETS         MARKETS
--------------------------------------------------------------------------------
1990          -2.00%          -34.43%          -10.55%          -3.10%
1991          14.12            11.51            59.91           30.47
1992          -3.92           -18.51            11.40            7.62
1993          29.25            36.15            74.84           10.08
1994           2.82            12.82            -7.31            1.32
1995          22.08             2.89             0.01**         37.58
1996          21.42            -8.23            15.19           22.96
1997          23.75           -25.74           -16.37           33.36
1998          28.68             2.64           -18.39           28.58
1999          15.77            56.38            60.86           21.04
--------------------------------------------------------------------------------
* European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Free Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
** The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1990 to 1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------

     Keep in mind, however, that these average returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from any of the Funds in particular.

[FLAG] EACH FUND IS SUBJECT TO COUNTRY RISK,  WHICH IS THE CHANCE THAT POLITICAL
     EVENTS (A WAR, NATIONAL ELECTIONS), FINANCIAL PROBLEMS (RISING INFLATION, GOVERNMENT DEFAULT), OR NATURAL DISASTERS (AN EARTHQUAKE, A FLOOD) WILL WEAKEN A COUNTRY'S ECONOMY AND CAUSE INVESTMENTS IN THAT COUNTRY TO LOSE MONEY.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------

     EUROPEAN STOCK INDEX FUND. Stocks from the United Kingdom, France, Germany, and the Netherlands comprised 29%, 15%, 14%, and 8% of the MSCI Europe Index, respectively, as of March 31, 2000; stocks from the remaining 11 countries in the Index have much less significant market capitalization weightings in the Index and thus much less impact on the Fund's total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds.
     PACIFIC STOCK INDEX FUND. Japanese stocks comprised 82% of the MSCI Pacific Free Index as of March 31, 2000. Therefore, Japanese stocks represent a correspondingly large component of the Pacific Stock Index Fund's assets. The Fund's large investment in the

21


Japanese stock market involves a higher degree of country risk than that of more geographically diversified international funds.
     EMERGING MARKETS STOCK INDEX FUND. As discussed above, emerging markets can be substantially more volatile than both U.S. and more developed foreign markets. Therefore, the Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility than funds that invest in more developed markets.
     DEVELOPED MARKETS INDEX FUND. As a fund of funds, the Developed Markets Index Fund intends to invest all of its assets in shares of the European and Pacific Stock Index Funds; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds.
     TOTAL INTERNATIONAL STOCK INDEX FUND. As a fund of funds, the Total International Stock Index Fund intends to invest all of its assets in shares of the European, Pacific, and Emerging Markets Stock Index Funds; indirectly, its country risk will proportionately mirror that of the underlying funds. As of March 31, 2000, the Fund's assets were invested as follows: 60% in the European Stock Index Fund; 30% in the Pacific Stock Index Fund; and 10% in the Emerging Markets Stock Index Fund.

[FLAG]EACH FUND IS SUBJECT TO CURRENCY RISK, WHICH IS THE CHANCE THAT A STRONGER
     U.S. DOLLAR WILL REDUCE RETURNS FOR AMERICANS INVESTING OVERSEAS. GENERALLY, WHEN THE DOLLAR RISES IN VALUE AGAINST ANOTHER COUNTRY'S CURRENCY, YOUR INVESTMENT IN THAT COUNTRY LOSES VALUE BECAUSE ITS CURRENCY IS WORTH FEWER U.S. DOLLARS. ON THE OTHER HAND, A WEAKER U.S. DOLLAR
     GENERALLY   LEADS  TO  HIGHER   RETURNS  FOR  AMERICANS   HOLDING   FOREIGN
     INVESTMENTS.

SECURITY SELECTION
In seeking to track its target index, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds each invest in a portfolio of foreign stocks selected in a manner that mirrors the weightings of their target indexes. The Total International Stock Index Fund simply invests in shares of the European, Pacific, and Emerging Markets Stock Index Funds. Likewise, the Developed Markets Index Fund will simply invest in shares of the European and Pacific Stock Index Funds. Each Fund seeks to provide investment results that correspond to its target index. The correlation between the performance of a Fund and its target index is expected to be at least 95%. (A correlation of 100% would indicate perfect correlation.)
     EUROPEAN STOCK INDEX FUND. The Fund invests in a statistically selected sample of approximately 550 common stocks included in the MSCI Europe Index, which is made up of the stocks of companies located in 15 European countries. Four countries--the United Kingdom, France, Germany, and the
Netherlands--dominate the Index, with 29%, 15%, 14%, and 8% of the market capitalization of the Index, respectively, as of March 31, 2000. The other 11 countries, which include Austria, Belgium, Denmark, Finland, Ireland, Italy, Norway, Portugal, Spain, Sweden, and Switzerland, are much less significant to the Index and, consequently, the Fund.
     PACIFIC STOCK INDEX FUND. The Fund invests in a statistically selected sample of the approximately 420 common stocks included in the MSCI Pacific Free Index, which is comprised of the stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented 82% of the market capitalization of the Index as of March 31, 2000. The other four countries represented in the Index are Australia, Hong Kong, New Zealand, and Singapore.

22


     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in a statistically selected sample of the approximately 500 common stocks included in the Select Emerging Markets Free Index, which is made up of the stocks of companies located in 13 emerging markets of Europe, Asia, Africa, and Latin America. Three countries--Mexico, Brazil, and South Africa--represent a majority of the Index, with 16%, 14%, and 13% of the market capitalization of the Index, respectively, as of March 31, 2000. The other 10 countries include Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, Philippines, Poland, Thailand, and Turkey. The developed countries of Hong Kong and Singapore are included in the Index to broaden diversification and ensure adequate liquidity. The Index is called "select" because it is modeled on a larger index--the MSCI Emerging Markets Free Index--but with certain adjustments designed to reduce risk. For instance, MSCI considers the Hong Kong and Singapore markets too mature to include in its index, but they are part of the Select Index. Conversely, as of March 31, 2000, the Select Index excluded certain countries found in the MSCI Emerging Markets Free Index--Chile, China, Colombia, India, Jordan, Korea, Pakistan, Peru, Russia, Sri Lanka, and Taiwan--due to concerns about liquidity or entry barriers in those markets. MSCI administers the Select Index exclusively for Vanguard, and periodically adjusts the included countries to keep pace with evolution in world markets. (Such adjustments are made on a forward-looking basis, so past performance of the Select Index always reflects actual country representation during the relevant period.)

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

TRANSACTION FEES AND ACCOUNT MAINTENANCE FEES

Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company and international stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund who do not generate the costs. In addition, most of Vanguard's index funds charge an account maintenance fee on accounts under $10,000 to divide the costs of maintaining accounts equitably among shareholders.
     All transaction fees are paid directly to the fund itself (unlike a sales charge or load that non-Vanguard funds may impose to compensate their sales representatives). Without transaction fees, some index funds would have trouble tracking their target indexes.
     Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a fund's shares) on the date a dividend is distributed. This fee is intended to allocate the costs of maintaining accounts more equitably among shareholders. For funds that distribute dividends annually, the account maintenance fee is $10 per year, deducted from the annual dividend, which usually is distributed during the last two weeks of the calendar year. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a nontaxable account). If you are due a dividend that is less than the fee, fractional shares will be automatically redeemed to make up the difference. This fee cannot be prepaid.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling

23

securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Vanguard International Stock Index Funds have adopted the following policies, among others, designed to discourage short-term trading:
- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- The Emerging Markets Stock Index Fund charges a transaction fee on purchases and redemptions.

-    Telephone and online exchanges are not accepted for non-IRA accounts.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    Each Fund reserves the right to stop offering shares at any time.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although each Fund seeks to invest for the long term, the Funds retain the right to sell securities regardless of how long the securities have been held. Generally, a passively- managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Because of this, the turnover rate for each Fund has been extremely low. The Financial Highlights tables beginning on page 29 show historic turnover rates for each Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for passively managed foreign stock index funds in 1999 was roughly 17%; for all foreign stock funds, the average turnover was approximately 76%, according to Morningstar, Inc. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

--------------------------------------------------------------------------------

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in common stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval.
     The Funds may also invest, to a limited extent, in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their

24

owners to purchase a specific number of shares of stock at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between two parties in which each agrees to make payments to the other based on the return of a specified index or asset).

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     Each Fund may also enter into forward foreign currency contracts in order to maintain the same currency exposure as its respective Index. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of international stock funds typically use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. However, the Funds will use these contracts for different reasons:
-    To gain currency exposure when investing in futures.
-    To settle trades in a foreign currency.

THE FUNDS AND VANGUARD

Vanguard International Stock Index Funds are offered by The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.
     Total International Stock and Developed Markets Index Funds will indirectly bear a proportionate share of the expenses of the underlying funds in which they invest. However, their direct expenses are expected to be very low or zero. For example, Total International

25


Stock Index Fund has incurred no direct expenses since its inception in 1996. Total International Stock and Developed Markets Index Funds may operate without incurring direct expenses because Vanguard will reimburse them for (i) their contributions to the cost of operating the underlying funds in which they invest, and (ii) savings in administrative and marketing costs that Vanguard expects to derive from their operations.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Quantitative Equity Group. (The Developed Markets and Total International Stock Index Funds receive advisory services indirectly, by investing in other funds.) Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the fiscal year ended December 31, 1999, the advisory fees represented an effective annual rate of less than 0.01% each for the European, Pacific, and Emerging Markets Stock Index Funds.

     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The Vanguard Group provides investment advisory services to many Vanguard funds; as of December 31, 1999, the Group managed more than $371 billion in total assets. The individual responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard, and head of Vanguard's Quantitative Equity Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.

--------------------------------------------------------------------------------

26

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. In addition, a Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

-    Distributions   declared  in  December--if  paid  to  you  by  the  end  of
     January--are taxable for federal income tax purposes as if received in December.

- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
- The European, Pacific, and Emerging Markets Stock Index Funds may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that they receive on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of a Fund's foreign tax obligations, provided that you meet certain requirements. Because the Total International Stock and Developed Markets Index Funds invest in foreign stocks indirectly through other funds, their investors are not able to take advantage of foreign tax credits or deductions. See your tax adviser or IRS publications for more information.

27

GENERAL INFORMATION

BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  31%  of  any  taxable
distributions  or redemptions from your account if you do not:
-    provide us with your correct taxpayer identification number;
-    certify that the taxpayer identification number is correct; and
-    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share for the Developed Markets and Total International Stock Index Funds is computed by adding up the total value of the Fund's investments (i.e., shares of the underlying funds) and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:


                     TOTAL ASSETS - LIABILITIES
NET ASSET VALUE = --------------------------------
                    NUMBER OF SHARES OUTSTANDING

     Net asset value per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed in a similar way, by dividing the net assets attributed to each class by the number of Fund shares outstanding for that class.

28

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day. Because foreign securities markets may operate on days which are not business days in the United States, the value of a Fund's holdings may change on days when shareholders will not be able to purchase or redeem the Fund's shares.
     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees. A Fund also may use fair value pricing if the value of a security held by the Fund is materially affected by events occurring after the close of the primary markets or exchanges on which such security is traded. In these situations, prices used by the Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are EUROPE, PACIFIC, EMERMKT, DEVMKT, and TOTINTL for the European, Pacific, Emerging Markets, Developed Markets, and Total International Stock Index Funds, respectively.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception (except for the Developed Markets Index Fund, which did not start operations until May 5, 2000), and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

29

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund as an example. The Fund began fiscal 1999 with a net asset value (price) of $25.28 per share. During the year, the Fund earned $0.50 per share from investment income (interest and dividends) and $3.69 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.65 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($4.19 per share) minus the distributions ($0.65 per share) resulted in a share price of $28.82 at the end of the year. This was an increase of $3.54 per share (from $25.28 at the beginning of the year to $28.82 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 16.62% for the year.

As of December 31, 1999, the Fund had $6.1 billion in net assets. For the year, its expense ratio was 0.29% ($2.90 per $1,000 of net assets); and its net investment income amounted to 1.99% of its average net assets. It sold and replaced securities valued at 7% of its net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      VANGUARD EUROPEAN STOCK INDEX FUND
                                            YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $25.28      $20.13      $16.57      $14.02      $11.76
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .50         .41         .38         .34         .32
 Net Realized and
  Unrealized Gain
  (Loss) on Investments    3.69        5.40        3.63        2.63        2.30
                        --------------------------------------------------------
   Total from Investment
    Operations             4.19        5.81        4.01        2.97        2.62
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.50)       (.52)       (.37)       (.36)       (.32)
 Distributions from
  Realized Capital Gains   (.15)       (.14)       (.08)       (.06)       (.04)
                        --------------------------------------------------------
   Total Distributions     (.65)       (.66)       (.45)       (.42)       (.36)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $28.82      $25.28      $20.13      $16.57      $14.02
================================================================================

TOTAL RETURN*             16.62%      28.86%      24.23%      21.26%      22.28%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $6,106      $4,479      $2,432      $1,595      $1,017
 Ratio of Total
  Expenses to Average
  Net Assets              0.29%       0.29%       0.31%       0.35%       0.35%
 Ratio of Net
  Investment Income to
  Average Net Assets      1.99%       1.97%       2.19%       2.45%       2.66%
 Turnover Rate               7%          7%          3%          4%          2%
================================================================================
*Total return figures do not reflect the transaction fee on purchases imposed prior to 4/1/2000 or the annual account maintenance fee.

30

--------------------------------------------------------------------------------
                                      VANGUARD PACIFIC STOCK INDEX FUND
                                           YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $ 7.84       $7.72      $10.51      $11.50      $11.31
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .08        .085         .09         .10         .10
 Net Realized and
  Unrealized Gain
  (Loss) on Investments    4.39        .100       (2.79)      (1.00)        .21
                        --------------------------------------------------------
   Total from Investment
    Operations             4.47        .185       (2.70)       (.90)        .31
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.09)      (.065)       (.09)       (.09)       (.12)
 Distributions from
  Realized Capital Gains     --          --          --          --          --
                        --------------------------------------------------------
   Total Distributions     (.09)      (.065)       (.09)       (.09)       (.12)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $12.22       $7.84      $ 7.72      $10.51      $11.50
================================================================================

TOTAL RETURN*            57.05%       2.41%     -25.67%      -7.82%       2.75%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $2,526      $1,033        $827        $978        $831
 Ratio of Total
  Expenses to Average
  Net Assets              0.37%       0.40%       0.35%       0.35%       0.35%
 Ratio of Net
  Investment Income to
  Average Net Assets      0.95%       1.17%       1.03%       0.89%       0.97%
 Turnover Rate               6%          4%          8%          9%          1%
================================================================================
*Total return figures do not reflect the transaction fee on purchases imposed prior to 4/1/2000 or the annual account maintenance fee.

--------------------------------------------------------------------------------
                                  VANGUARD EMERGING MARKETS STOCK INDEX FUND
                                           YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $ 7.91       $9.98      $12.28      $10.75      $10.87
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .24         .27         .24         .18         .15
 Net Realized and
  Unrealized Gain
  (Loss) on Investments    4.62       (2.08)      (2.31)       1.52        (.09)
                        --------------------------------------------------------
   Total from Investment
    Operations             4.86       (1.81)      (2.07)       1.70         .06
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.27)       (.26)       (.23)       (.17)       (.18)
 Distributions from
  Realized Capital Gains     --          --          --          --          --
                        --------------------------------------------------------
   Total Distributions     (.27)       (.26)       (.23)       (.17)       (.18)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $21.50       $7.91      $ 9.98      $12.28      $10.75
================================================================================

TOTAL RETURN*            61.57%     -18.12%     -16.82%      15.83%       0.56%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $1,138        $577        $660        $637        $234
 Ratio of Total
  Expenses to Average
  Net Assets              0.58%       0.61%       0.57%       0.60%       0.60%
 Ratio of Net
  Investment Income to
  Average Net Assets      2.55%       2.99%       1.96%       1.69%       2.00%
 Turnover Rate              22%         22%         19%          1%          3%
================================================================================
*Total return figures do not reflect the transaction fee on purchases (0.5% beginning 4/1/2000, 1.0% from 11/3/1997 to 3/31/2000, 1.5% from 1/1/1997 to
 11/2/1997, 2.0% in 1995 through 1996), the transaction fee on redemptions
 (0.5% beginning 4/1/2000, 1.0% through 3/31/2000), or the annual account maintenance fee.

31


--------------------------------------------------------------------------------
                                          VANGUARD TOTAL INTERNATIONAL
                                                STOCK INDEX FUND
                                             YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------
                                       1999         1998         1997     1996*
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                 $11.19       $ 9.87       $10.14    $10.26
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                  .21          .21          .18      .150
 Capital Gain Distributions
  Received                              .04          .02          .02      .015
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                3.09         1.31         (.28)    (.110)
                        --------------------------------------------------------
   Total from Investment
    Operations                         3.34         1.54         (.08)     .055
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                    (.21)        (.21)        (.17)    (.160)
 Distributions from
  Realized Capital Gains               (.01)        (.01)        (.02)    (.015)
                        --------------------------------------------------------
   Total Distributions                 (.22)        (.22)        (.19)    (.175)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $14.31       $11.19       $ 9.87    $10.14
================================================================================

TOTAL RETURN**                       29.92%       15.60%       -0.77%     0.55%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                  $2,570       $1,375         $903      $280
 Ratio of Total
  Expenses to Average
  Net Assets                             0%           0%           0%        0%
 Ratio of Net
  Investment Income to
  Average Net Assets                  2.04%        2.18%        2.19%    1.51%+
 Turnover Rate                           1%           2%           0%        0%
================================================================================
 *April 29 (inception) through December 31, 1996.
**Total return figures do not reflect the transaction fee on purchases imposed prior to April 1, 2000 or the annual account maintenance fee.
 +Annualized.


The Funds are not sponsored, sold, promoted, or endorsed by Morgan Stanley Capital International. Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500," are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group.

32

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK ICON]. Please call us to request copies.
--------------------------------------------------------------------------------

SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)

Automatically  set up for these Funds unless  you  notify  us  otherwise.  Note:
Limitations do apply; see page 37.

--------------------------------------------------------------------------------
VANGUARD(R) DIRECT DEPOSIT SERVICE [BOOK ICON]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOK ICON]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R) [BOOK ICON]

Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS(R) [BOOK ICON]

Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOK ICON]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.
--------------------------------------------------------------------------------
ACCESS VANGUARD(TM) www.vanguard.com [BOOK ICON]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:
-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.

33

- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------


TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK ICON]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOK ICON]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK ICON]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

34

BUYING SHARES

You buy your shares at a Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES
Each Fund reserves the right to close any nonretirement fund account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.
--------------------------------------------------------------------------------
A NOTE ON PURCHASE FEES

Emerging Markets Stock Index Fund deducts a 0.5% fee from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

--------------------------------------------------------------------------------
BY MAIL TO . . . [ENVELOPE ICON]
open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
European Stock Index Fund-79
Pacific Stock Index Fund-72
Emerging Markets Stock Index Fund-533

Developed Markets Index Fund-227

Total International Stock Index Fund-113

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815

35

--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . . [TELEPHONE ICON]
open a new account

Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.

Vanguard Tele-Account   Client Services
1-800-662-6273          1-800-662-2739

*You must obtain a Personal  Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE ICON]
Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
European Stock Index Fund-79
Pacific Stock Index Fund-72
Emerging Markets Stock Index Fund-533

Developed Markets Index Fund-227

Total International Stock Index Fund-113
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]
--------------------------------------------------------------------------------

36

--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES

It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt a Fund's operation or performance.

--------------------------------------------------------------------------------

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 39.

When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.
- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signature of all current account owners on your written instructions.

     In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules described in this "Redeeming Shares" section of the prospectus.

--------------------------------------------------------------------------------
A NOTE ON REDEMPTION FEES

Emerging Markets Stock Index Fund imposes a 0.5% redemption fee on all share redemptions. Currently, redemption fees do not apply to Fund shares held through Vanguard's separate recordkeeping system for employee benefit plan accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on its shares at any time if warranted by the Fund's future costs of processing redemptions from these accounts.

--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

37

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.
     The Vanguard funds whose shares you cannot exchange online or by telephone are: VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and some other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
ONLINE REQUESTS [COMPUTER ICON]
ACCESS VANGUARD at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).
--------------------------------------------------------------------------------

TELEPHONE REQUESTS [TELEPHONE ICON]
All Account Types Except Retirement:

Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell shares.

Retirement Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.

Vanguard Tele-Account   Client Services
1-800-662-6273          1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-    The ten-digit account number.
-    The name and address exactly as registered on the account.
- The primary Social Security or employer identification number as registered on the account.

- The Personal Identification Number (PIN), if applicable (for instance, Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you

38

experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE ICON]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:
-    Traditional IRAs and Roth IRAs--call Client Services.
- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division .  .  .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt a Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of three ways: check, exchange to another Vanguard fund, or Fund Express redemption.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------

39

EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------
FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
-    The Fund name and account number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt the management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A FUND during any 12-month period.
-    Your round trips through a Fund must be at least 30 days apart.
-    A Fund may refuse a share purchase at any time, for any reason.
- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

     A "round trip" is a redemption from a Fund followed by a purchase back into the Fund. Also a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a Fund.

--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

40

--------------------------------------------------------------------------------
ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

     In addition, you will receive financial reports about your Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the adviser, and the Fund's financial statements which include a listing of the Fund's holdings.

     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.
--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK ICON]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.

41

--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in February and August for these Funds.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOK ICON]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.
--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION

Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets.

CURRENCY RISK
The chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRINCIPAL
The amount of money you put into an investment.



TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [LOGO]
                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Post Office Box 2600
                                                    Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard International Stock Index
Funds, the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORT TO
SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders.


STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI provides more detailed
information about the Funds (there
is a separate SAI for Vanguard
Developed Markets and Total
International Stock Index Funds,
which are legally a part of Vanguard
STAR Funds).

The current annual and semiannual
reports and each SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA
19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)

You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by electronic request at
the following e-mail address:
publicinfo@sec.gov, or by writing
the Public Reference Section,
Securities and Exchange
Commission, Washington, DC
20549-0102.

Funds' Investment Company Act
file number: 811-5972 (811-3919)
for Developed Markets and Total
International Stock Index Funds)

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


P072N-04/28/2000

                                                          VANGUARD(R)
                                                          INTERNATIONAL STOCK
                                                          INDEX FUNDS

                                                          Participant Prospectus
                                                          April 28, 2000

This prospectus contains
financial data for the
Funds through the
fiscal year ended
December 31, 1999.

VANGUARD EUROPEAN
STOCK INDEX FUND

VANGUARD PACIFIC STOCK
INDEX FUND

VANGUARD EMERGING
MARKETS STOCK INDEX
FUND

VANGUARD DEVELOPED
MARKETS INDEX FUND

VANGUARD TOTAL
INTERNATIONAL STOCK
INDEX FUND

                                         [MEMBERS OF THE VANGUARD GROUP(R) LOGO]

VANGUARD INTERNATIONAL STOCK INDEX FUNDS
Participant Prospectus
April 28, 2000

A Group of International Stock Index Mutual Funds

--------------------------------------------------------------------------------
    CONTENTS
--------------------------------------------------------------------------------

  1 AN INTRODUCTION TO INDEX FUNDS

  2 FUND PROFILES

     2 Vanguard European Stock Index Fund

     5 Vanguard Pacific Stock Index Fund

     8 Vanguard Emerging Markets Stock Index Fund

    11 Vanguard Developed Markets Index Fund

    13 Vanguard Total International Stock Index Fund

 16 MORE ON THE FUNDS

 23 THE FUNDS AND VANGUARD

 24 INVESTMENT ADVISER

 25 DIVIDENDS, CAPITAL GAINS, AND TAXES

 25 SHARE PRICE

 26 FINANCIAL HIGHLIGHTS

 29 INVESTING WITH VANGUARD

 30 ACCESSING FUND INFORMATION BY COMPUTER

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of each of the Vanguard International Stock Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE

The Vanguard European, Pacific, and Emerging Markets Stock Index Funds each offer two separate classes of shares: Investor and Institutional. This prospectus offers the Funds' Investor Shares to participants in employer-sponsored retirement or savings plans. Please call Vanguard to obtain separate prospectuses that offer:
-    Investor Shares for private investors ($3,000 minimum)--1-800-662-7447
- Institutional Shares for very large investors ($10 million minimum)--1-800-523-1036
     The Funds' separate share classes have different expenses; as a result, their investment performances will vary. UNLESS OTHERWISE NOTED, ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES.

--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to track, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that comprise the index. Keep in mind that an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while expected to track its target index closely, typically will be unable to match the performance of the index exactly.
     Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example, the entire foreign stock market.
     Index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

WHAT INDEX FUNDS DOES VANGUARD OFFER?

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's International Stock Index Funds. There are five such Funds offered in this prospectus, each of which seeks to track a different segment of the international stock market:

--------------------------------------------------------------------------------
FUND                                       SEEKS TO TRACK
--------------------------------------------------------------------------------
Vanguard European Stock Index Fund         European stock markets
Vanguard Pacific Stock Index Fund          Australian and Far East
                                            stock markets
Vanguard Emerging Markets Stock            13 emerging stock markets in
 Index Fund                                 Europe, Asia, Africa, and
                                            Latin America
Vanguard Developed Markets Index Fund      European, Australian, and Far
                                            East stock markets
Vanguard Total International Stock         European, Australian, Far East,
 Index Fund                                 and 13 emerging stock
                                            markets in Europe, Asia,
                                            Africa, and Latin America
--------------------------------------------------------------------------------


     This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2


FUND PROFILE--
VANGUARD(R) EUROPEAN STOCK INDEX FUND

The following profile summarizes key features of Vanguard European Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Morgan Stanley Capital International (MSCI) Europe Index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all or substantially all of its assets in a representative sample of the common stocks included in the MSCI Europe Index. The MSCI Europe Index is made up of approximately 550 common stocks of companies located in 15 European countries--mostly in the United Kingdom, France, Germany, and the Netherlands, (which comprised 29%, 15%, 14%, and 8% of the Index's market capitalization, respectively, as of March 31, 2000), as well as in Austria, Belgium, Denmark, Finland, Ireland, Italy, Norway, Portugal, Spain, Sweden, and Switzerland. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters. The Index's, and therefore the Fund's, heavy exposure to four countries (United Kingdom, France, Germany, and the Netherlands) involves a higher degree of country risk than that of more geographically diversified international funds.

- Regional risk, which is the chance that an entire region--namely Europe--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

3


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1991          12.40%
                              1992          -3.32%
                              1993          29.13%
                              1994           1.88%
                              1995          22.28%
                              1996          21.26%
                              1997          24.23%
                              1998          28.86%
                              1999          16.62%
              ----------------------------------------------------
              Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000. If the fee was reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.37% (quarter ended March 31, 1998) and the lowest return for a quarter was -14.41% (quarter ended September 30, 1998).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard European Stock
        Index Fund**              16.62%       22.58%            14.61%
      MSCI Europe Index           15.77        22.27             14.78
      -------------------------------------------------------------------------
       *June 18, 1990.
      **Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.22%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.07%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.29%

4

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
     $30         $93       $163         $368
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             NEWSPAPER ABBREVIATION
Distributed annually in December        Europe

INVESTMENT ADVISER                      VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge,       079
Pa., since inception
                                        CUSIP NUMBER
INCEPTION DATE                          922042205
June 18, 1990

NET ASSETS AS OF DECEMBER 31, 1999      TICKER SYMBOL
$6.1 billion                            VEURX

--------------------------------------------------------------------------------

5


FUND PROFILE--
VANGUARD(R) PACIFIC STOCK INDEX FUND

The following profile summarizes key features of Vanguard Pacific Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the MSCI Pacific Free Index.*

*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all or substantially all of its assets in a representative sample of the common stocks included in the MSCI Pacific Free Index. The MSCI Pacific Free Index consists of approximately 420 common stocks of companies located in Japan (which comprised 82% of the Index's market capitalization as of March 31, 2000), Australia, Hong Kong, New Zealand, and Singapore. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters. The Index's, and therefore the Fund's, heavy exposure to Japan involves a higher degree of country risk than that of more geographically diversified international funds.

- Regional risk, which is the chance that an entire region--namely the Pacific region--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

6


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1991          10.65%
                              1992         -18.17%
                              1993          35.46%
                              1994          13.04%
                              1995           2.75%
                              1996          -7.82%
                              1997         -25.67%
                              1998           2.41%
                              1999          57.05%
              ----------------------------------------------------
              Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000. If the fee was reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 26.50% (quarter ended December 31, 1998) and the lowest return for a quarter was -20.69% (quarter ended December 31, 1997).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Pacific Stock
       Index Fund**               57.05%       2.52%              3.20%
      MSCI Pacific Free Index     56.38        2.39               3.08
      -------------------------------------------------------------------------
       *June 18, 1990.
      **Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.31%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.06%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.37%

7

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $38        $119       $208         $468
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             NEWSPAPER ABBREVIATION
Distributed annually in December        Pacific

INVESTMENT ADVISER                      VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge,       072
Pa., since inception

INCEPTION DATE                          CUSIP NUMBER
June 18, 1990                           922042106

NET ASSETS AS OF DECEMBER 31, 1999      TICKER SYMBOL
$2.5 billion                            VPACX

--------------------------------------------------------------------------------

8


FUND PROFILE--
VANGUARD(R) EMERGING MARKETS STOCK INDEX FUND

The following profile summarizes key features of Vanguard Emerging Markets Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Select Emerging Markets Free Index.*

*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely are tracked.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all or substantially all of its assets in a representative sample of the common stocks included in the Select Emerging Markets Free Index. The Select Emerging Markets Free Index includes approximately 500 common stocks of companies located in emerging markets around the world. As of March 31, 2000, the largest markets covered in the Index were Mexico, Brazil, and South Africa (which comprised 16%, 14%, and 13% of the Index's market capitalization, respectively). Other countries represented in the Index included Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, Turkey, Hong Kong, and Singapore. MSCI administers the Select Index exclusively for Vanguard. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters. Country risk is especially high for funds that focus on stocks in emerging markets. The Index's, and therefore the Fund's, heavy exposure to Mexico, Brazil, and South Africa involves a higher degree of country risk than that of more geographically diversified international funds.

- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of both a broad-based securities market index and the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

9


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1995           0.56%
                              1996          15.83%
                              1997         -16.82%
                              1998         -18.12%
                              1999          61.57%
              ----------------------------------------------------
              Return figures do not reflect the transaction fee imposed on purchases and redemptions. If these amounts were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 28.32% (quarter ended December 31, 1999) and the lowest return for a quarter was -21.52% (quarter ended June 30, 1998).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Emerging Markets
       Stock Index Fund**         59.96%       4.88%             6.03%
      MSCI Emerging Markets
       Free Index                 66.40        2.00              3.69
      Select Emerging Markets
       Free Index+                60.86        4.81              4.93
      -------------------------------------------------------------------------
       *May 4, 1994.
      **Return figures reflect the 0.5% transaction fee imposed on purchases and redemptions.
       +The Select Emerging Markets Free Index is administered by MSCI exclusively by Vanguard.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                     0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                  0.5%**
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.32%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.26%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.58%

      *The transaction fee on purchases is deducted from all purchases
       (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
     **The redemption fee applies to all redemptions (sales or exchanges);
       it is deducted from redemption proceeds, and retained by the Fund.

10

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $161        $292       $434          $849
-------------------------------------------------

     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.5% redemption fee would not apply to any of the periods below, as it would to those above):

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $109        $235       $372          $772
-------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             NEWSPAPER ABBREVIATION
Distributed annually in December        EmerMkt

INVESTMENT ADVISER                      VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge,       533
Pa., since inception

INCEPTION DATE                          CUSIP NUMBER
May 4, 1994                             922042304

NET ASSETS AS OF DECEMBER 31, 1999      TICKER SYMBOL
$1.1 billion                            VEIEX

--------------------------------------------------------------------------------

11


FUND PROFILE--
VANGUARD(R) DEVELOPED MARKETS INDEX FUND

The following profile summarizes key features of Vanguard Developed Markets Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the MSCI Europe, Australasia, Far East (EAFE) Index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach. The Fund seeks to track the performance of the MSCI EAFE Index by investing in two other Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These other Vanguard funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Free Index, which together comprise the MSCI EAFE Index. The Fund allocates all or substantially all of its assets between the European Stock Index Fund and the Pacific Stock Index Fund based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The MSCI EAFE Index includes approximately 1,000 common stocks of companies located in Europe, Australia, Asia, and the Far East. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.
- Regional risk, which is the chance that an entire region--either Europe or the Far East--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The Fund began operations on May 5, 2000, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

12

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Indirect Operating Expenses:                                          +

      +Although Developed Markets Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. It is estimated that the Fund's indirect expense ratio for its first fiscal year, based on its underlying investments, will be 0.30%.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

------------------------
  1 YEAR       3 YEARS
------------------------
   $35          $110
------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             NEWSPAPER ABBREVIATION
Distributed annually in December        DevMkt

INVESTMENT ADVISER                      VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge,       227
Pa., since inception

INCEPTION DATE                          CUSIP NUMBER
May 5, 2000                             921909701

--------------------------------------------------------------------------------

13


FUND PROFILE--
VANGUARD(R) TOTAL INTERNATIONAL STOCK INDEX FUND

The following profile summarizes key features of Vanguard Total International Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Total International Composite Index. The Total International Composite Index is a combination of the indexes tracked by the European, Pacific, and Emerging Markets Stock Index Funds.

INVESTMENT STRATEGIES
The Fund seeks to track the performance of the Total International Composite Index by investing in three other Vanguard funds--the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund. These other Vanguard funds have the respective objectives of tracking the MSCI Europe Index, the MSCI Pacific Free Index, and the Select Emerging Markets Free Index, which together comprise the Total International Composite Index. The Fund allocates all or substantially all of its assets between the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund based on the market capitalization of European, Pacific, and emerging markets stocks in the Total International Composite Index. The Index is a market capitalization weighted index that combines the MSCI Europe Index, the MSCI Pacific Free Index, and the Select Emerging Markets Free Index. MSCI administers the Index exclusively for Vanguard. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of both a broad-based securities market index and the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

14


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1997          -0.77%
                              1998          15.60%
                              1999          29.92%
              ----------------------------------------------------
              Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000. If the fee was reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.49% (quarter ended December 31, 1998) and the lowest return for a quarter was -14.53% (quarter ended September 30, 1998).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                           1 YEAR          SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Total International
       Stock Index Fund**                  29.92%               11.64%
      MSCI EAFE + Emerging Markets
       Free Index                          30.33                12.11
      Total International Composite
       Index+                              28.13                11.30
      -------------------------------------------------------------------------
       *April 29, 1996.
      **Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000.
       +Consists of the MSCI EAFE Index and the Select Emerging Markets Free
        Index. This index is administered by MSCI exclusively for Vanguard.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Indirect Operating Expenses:                                          +

      +Although Total International Stock Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its underlying investments, was 0.34% as of December 31, 1999.

15


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $35         $110       $193          $434
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             NEWSPAPER ABBREVIATION
Distributed annually in December        TotIntl

INVESTMENT ADVISER                      VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge,       113
Pa., since inception

INCEPTION DATE                          CUSIP NUMBER
April 29, 1996                          921909602

NET ASSETS AS OF DECEMBER 31, 1999      TICKER SYMBOL
$2.6 billion                            VGTSX

--------------------------------------------------------------------------------

16

MORE ON THE FUNDS

The following sections discuss other important features of Vanguard International Stock Index Funds, including indexing methods, fund characteristics, costs and market-timing, fund turnover, and other investment policies and risks.

WHY INVEST IN INDEX FUNDS?
Index funds appeal to many investors for a number of reasons:
- Diversification. Index funds generally invest in a diversified mix of companies and industries.
- Relative consistency. Index funds typically track the performance of relevant market benchmarks more closely than comparable actively managed funds do.
- Low cost. Index funds do not have many of the expenses of an actively managed fund--such as research--and keep trading activity, and thus brokerage commissions, to a minimum.
- Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate--and thus its realization of capital gains--is usually very low.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

INDEXING METHODS

     Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves.
     Other index funds may use a different selection process. Because it would be very expensive to buy all of the stocks held in certain indexes (the Select Emerging Markets Free Index, for example, includes approximately 500 stocks), funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds invest in stocks that will, in the aggregate, recreate the key characteristics of their target indexes. For instance, if 10% of the market capitalization of the MSCI Europe Index were attributed to companies in Germany, Vanguard European Stock Index Fund would invest about 10% of its assets in stocks of German issuers. Furthermore, the Fund would construct a German portfolio whose size and industry weightings, as well as average financial characteristics, approximated the German component of the MSCI Europe Index. The European, Pacific, and Emerging Markets Stock Index Funds each employ this sampling method of indexing.
     While each Fund attempts to track the performance of its target index, there is no guarantee that securities selected for the Fund will provide investment performance exactly matching that of the index.
     Yet another indexing approach is to invest in other index funds that seek to track subsets of a target index. The Total International Stock Index Fund and Developed Markets Index Fund both use this "fund of funds" approach, which can be very cost-effective and efficient

17


when starting an index fund from scratch. For example, the Developed Markets Index Fund seeks to track the performance of the MSCI EAFE Index by investing in two other Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These other Vanguard funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Free Index, which together comprise the MSCI EAFE Index. The Fund allocates its assets between the European Stock Index Fund and the Pacific Stock Index Fund based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Funds of funds are best suited for long-term investors.
--------------------------------------------------------------------------------




     To track their target indexes as closely as possible, the European and Pacific Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. Each Fund intends to invest at least 95% of its total assets in the stocks of its target index. The Emerging Markets Stock Index Fund normally invests 95% of its total assets in stocks of its target index, holding the remaining 5% in cash reserves to meet daily redemption requests. The Total International Stock and Developed Markets Index Funds normally hold 100% of their assets in shares of their underlying funds

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      THE RISKS OF INTERNATIONAL INVESTING

Because foreign stock markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.

--------------------------------------------------------------------------------

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
       IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

18

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the MSCI EAFE Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------
     INTERNATIONAL STOCK MARKET RETURNS (1969-1999)
----------------------------------------------------------
                   1 YEAR    5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                69.9%     36.5%     22.8%      16.3%
Worst              -23.2       1.5       5.9       12.0
Average             15.2      13.6      14.5       14.7
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 1999. Keep in mind that this was a particularly favorable period for all stock markets. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or any of the Funds in particular.
     Note that the preceding chart does not take into account returns measured by the MSCI Emerging Markets Free Index, a widely used barometer of less developed stock markets. Emerging markets can be substantially more volatile than more developed foreign markets. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns from year to year for these markets individually, or the variability across these and other geographic regions or market sectors. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1990 to 1999, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

19

--------------------------------------------------------------------------------
            STOCK MARKET RETURNS FOR DIFFERENT INTERNATIONAL MARKETS*
--------------------------------------------------------------------------------
             EUROPEAN         PACIFIC         EMERGING           U.S.
              MARKET           MARKET          MARKETS         MARKETS
--------------------------------------------------------------------------------
1990          -2.00%          -34.43%          -10.55%          -3.10%
1991          14.12            11.51            59.91           30.47
1992          -3.92           -18.51            11.40            7.62
1993          29.25            36.15            74.84           10.08
1994           2.82            12.82            -7.31            1.32
1995          22.08             2.89             0.01**         37.58
1996          21.42            -8.23            15.19           22.96
1997          23.75           -25.74           -16.37           33.36
1998          28.68             2.64           -18.39           28.58
1999          15.77            56.38            60.86           21.04
--------------------------------------------------------------------------------
* European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Free Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
** The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1990 to 1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------

     Keep in mind, however, that these average returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from any of the Funds in particular.

[FLAG] EACH FUND IS SUBJECT TO COUNTRY RISK,  WHICH IS THE CHANCE THAT POLITICAL
     EVENTS (A WAR, NATIONAL ELECTIONS), FINANCIAL PROBLEMS (RISING INFLATION, GOVERNMENT DEFAULT), OR NATURAL DISASTERS (AN EARTHQUAKE, A FLOOD) WILL WEAKEN A COUNTRY'S ECONOMY AND CAUSE INVESTMENTS IN THAT COUNTRY TO LOSE MONEY.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------

     EUROPEAN STOCK INDEX FUND. Stocks from the United Kingdom, France, Germany, and the Netherlands comprised 29%, 15%, 14%, and 8% of the MSCI Europe Index, respectively, as of March 31, 2000; stocks from the remaining 11 countries in the Index have much less significant market capitalization weightings in the Index and thus much less impact on the Fund's total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds.
     PACIFIC STOCK INDEX FUND. Japanese stocks comprised 82% of the MSCI Pacific Free Index as of March 31, 2000. Therefore, Japanese stocks represent a correspondingly large component of the Pacific Stock Index Fund's assets. The Fund's large investment in the

20


Japanese stock market involves a higher degree of country risk than that of more geographically diversified international funds.
     EMERGING MARKETS STOCK INDEX FUND. As discussed above, emerging markets can be substantially more volatile than both U.S. and more developed foreign markets. Therefore, the Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility than funds that invest in more developed markets.
     DEVELOPED MARKETS INDEX FUND. As a fund of funds, the Developed Markets Index Fund intends to invest all of its assets in shares of the European and Pacific Stock Index Funds; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds.
     TOTAL INTERNATIONAL STOCK INDEX FUND. As a fund of funds, the Total International Stock Index Fund intends to invest all of its assets in shares of the European, Pacific, and Emerging Markets Stock Index Funds; indirectly, its country risk will proportionately mirror that of the underlying funds. As of March 31, 2000, the Fund's assets were invested as follows: 60% in the European Stock Index Fund; 30% in the Pacific Stock Index Fund; and 10% in the Emerging Markets Stock Index Fund.

[FLAG]EACH FUND IS SUBJECT TO CURRENCY RISK, WHICH IS THE CHANCE THAT A STRONGER
     U.S. DOLLAR WILL REDUCE RETURNS FOR AMERICANS INVESTING OVERSEAS. GENERALLY, WHEN THE DOLLAR RISES IN VALUE AGAINST ANOTHER COUNTRY'S CURRENCY, YOUR INVESTMENT IN THAT COUNTRY LOSES VALUE BECAUSE ITS CURRENCY IS WORTH FEWER U.S. DOLLARS. ON THE OTHER HAND, A WEAKER U.S. DOLLAR
     GENERALLY   LEADS  TO  HIGHER   RETURNS  FOR  AMERICANS   HOLDING   FOREIGN
     INVESTMENTS.

SECURITY SELECTION
In seeking to track its target index, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds each invest in a portfolio of foreign stocks selected in a manner that mirrors the weightings of their target indexes. The Total International Stock Index Fund simply invests in shares of the European, Pacific, and Emerging Markets Stock Index Funds. Likewise, the Developed Markets Index Fund will simply invest in shares of the European and Pacific Stock Index Funds. Each Fund seeks to provide investment results that correspond to its target index. The correlation between the performance of a Fund and its target index is expected to be at least 95%. (A correlation of 100% would indicate perfect correlation.)
     EUROPEAN STOCK INDEX FUND. The Fund invests in a statistically selected sample of approximately 550 common stocks included in the MSCI Europe Index, which is made up of the stocks of companies located in 15 European countries. Four countries--the United Kingdom, France, Germany, and the
Netherlands--dominate the Index, with 29%, 15%, 14%, and 8% of the market capitalization of the Index, respectively, as of March 31, 2000. The other 11 countries, which include Austria, Belgium, Denmark, Finland, Ireland, Italy, Norway, Portugal, Spain, Sweden, and Switzerland, are much less significant to the Index and, consequently, the Fund.
     PACIFIC STOCK INDEX FUND. The Fund invests in a statistically selected sample of the approximately 420 common stocks included in the MSCI Pacific Free Index, which is comprised of the stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented 82% of the market capitalization of the Index as of March 31, 2000. The other four countries represented in the Index are Australia, Hong Kong, New Zealand, and Singapore.

21


     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in a statistically selected sample of the approximately 500 common stocks included in the Select Emerging Markets Free Index, which is made up of the stocks of companies located in 13 emerging markets of Europe, Asia, Africa, and Latin America. Three countries--Mexico, Brazil, and South Africa--represent a majority of the Index, with 16%, 14%, and 13% of the market capitalization of the Index, respectively, as of March 31, 2000. The other 10 countries include Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, Philippines, Poland, Thailand, and Turkey. The developed countries of Hong Kong and Singapore are included in the Index to broaden diversification and ensure adequate liquidity. The Index is called "select" because it is modeled on a larger index--the MSCI Emerging Markets Free Index--but with certain adjustments designed to reduce risk. For instance, MSCI considers the Hong Kong and Singapore markets too mature to include in its index, but they are part of the Select Index. Conversely, as of March 31, 2000, the Select Index excluded certain countries found in the MSCI Emerging Markets Free Index--Chile, China, Colombia, India, Jordan, Korea, Pakistan, Peru, Russia, Sri Lanka, and Taiwan--due to concerns about liquidity or entry barriers in those markets. MSCI administers the Select Index exclusively for Vanguard, and periodically adjusts the included countries to keep pace with evolution in world markets. (Such adjustments are made on a forward-looking basis, so past performance of the Select Index always reflects actual country representation during the relevant period.)

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

TRANSACTION FEES

Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company and international stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund who do not generate the costs. All transaction fees are paid directly to the fund itself (unlike a sales charge or load that non-Vanguard funds may impose to compensate their sales representatives). Without transaction fees, some index funds would have trouble tracking their target indexes.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Vanguard International Stock Index Funds have adopted the following policies, among others, designed to discourage short-term trading:
- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- The Emerging Markets Stock Index Fund charges a transaction fee on purchases and redemptions.

22

-    Telephone and online exchanges are not accepted for non-IRA accounts.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Exchanges" in the INVESTING WITH VANGUARD section).
-    Each Fund reserves the right to stop offering shares at any time.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although each Fund seeks to invest for the long term, the Funds retain the right to sell securities regardless of how long the securities have been held. Generally, a passively- managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Because of this, the turnover rate for each Fund has been extremely low. The Financial Highlights tables beginning on page 27 show historic turnover rates for each Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for passively managed foreign stock index funds in 1999 was roughly 17%; for all foreign stock funds, the average turnover was approximately 76%, according to Morningstar, Inc. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

--------------------------------------------------------------------------------

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in common stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval.
     The Funds may also invest, to a limited extent, in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of shares of stock at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between two parties in which each agrees to make payments to the other based on the return of a specified index or asset).

23

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     Each Fund may also enter into forward foreign currency contracts in order to maintain the same currency exposure as its respective Index. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of international stock funds typically use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. However, the Funds will use these contracts for different reasons:
-    To gain currency exposure when investing in futures.
-    To settle trades in a foreign currency.

THE FUNDS AND VANGUARD

Vanguard International Stock Index Funds are offered by The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.
     Total International Stock and Developed Markets Index Funds will indirectly bear a proportionate share of the expenses of the underlying funds in which they invest. However, their direct expenses are expected to be very low or zero. For example, Total International Stock Index Fund has incurred no direct expenses since its inception in 1996. Total International Stock and Developed Markets Index Funds may operate without incurring direct expenses because Vanguard will reimburse them for (i) their contributions to the cost of operating the underlying funds in which they invest, and (ii) savings in administrative and marketing costs that Vanguard expects to derive from their operations.

24

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Quantitative Equity Group. (The Developed Markets and Total International Stock Index Funds receive advisory services indirectly, by investing in other funds.) Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the fiscal year ended December 31, 1999, the advisory fees represented an effective annual rate of less than 0.01% each for the European, Pacific, and Emerging Markets Stock Index Funds.

     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The Vanguard Group provides investment advisory services to many Vanguard funds; as of December 31, 1999, the Group managed more than $371 billion in total assets. The individual responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard, and head of Vanguard's Quantitative Equity Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.

--------------------------------------------------------------------------------

25

DIVIDENDS, CAPITAL GAINS, AND TAXES
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share for the Developed Markets and Total International Stock Index Funds is computed by adding up the total value of the Fund's investments (i.e., shares of the underlying funds) and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:


                     TOTAL ASSETS - LIABILITIES
NET ASSET VALUE = --------------------------------
                    NUMBER OF SHARES OUTSTANDING

     Net asset value per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed in a similar way, by dividing the net assets attributed to each class by the number of Fund shares outstanding for that class.
     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day. Because foreign securities markets may operate on days which are not business days in the United States, the value of a Fund's holdings may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

26

     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees. A Fund also may use fair value pricing if the value of a security held by the Fund is materially affected by events occurring after the close of the primary markets or exchanges on which such security is traded. In these situations, prices used by the Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are EUROPE, PACIFIC, EMERMKT, DEVMKT, and TOTINTL for the European, Pacific, Emerging Markets, Developed Markets, and Total International Stock Index Funds, respectively.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception (except for the Developed Markets Index Fund, which did not start operations until May 5, 2000), and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund as an example. The Fund began fiscal 1999 with a net asset value (price) of $25.28 per share. During the year, the Fund earned $0.50 per share from investment income (interest and dividends) and $3.69 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.65 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($4.19 per share) minus the distributions ($0.65 per share) resulted in a share price of $28.82 at the end of the year. This was an increase of $3.54 per share (from $25.28 at the beginning of the year to $28.82 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 16.62% for the year.

As of December 31, 1999, the Fund had $6.1 billion in net assets. For the year, its expense ratio was 0.29% ($2.90 per $1,000 of net assets); and its net investment income amounted to 1.99% of its average net assets. It sold and replaced securities valued at 7% of its net assets.
--------------------------------------------------------------------------------

27


--------------------------------------------------------------------------------
                                      VANGUARD EUROPEAN STOCK INDEX FUND
                                            YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $25.28      $20.13      $16.57      $14.02      $11.76
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .50         .41         .38         .34         .32
 Net Realized and
  Unrealized Gain
  (Loss) on Investments    3.69        5.40        3.63        2.63        2.30
                        --------------------------------------------------------
   Total from Investment
    Operations             4.19        5.81        4.01        2.97        2.62
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.50)       (.52)       (.37)       (.36)       (.32)
 Distributions from
  Realized Capital Gains   (.15)       (.14)       (.08)       (.06)       (.04)
                        --------------------------------------------------------
   Total Distributions     (.65)       (.66)       (.45)       (.42)       (.36)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $28.82      $25.28      $20.13      $16.57      $14.02
================================================================================

TOTAL RETURN*             16.62%      28.86%      24.23%      21.26%      22.28%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $6,106      $4,479      $2,432      $1,595      $1,017
 Ratio of Total
  Expenses to Average
  Net Assets              0.29%       0.29%       0.31%       0.35%       0.35%
 Ratio of Net
  Investment Income to
  Average Net Assets      1.99%       1.97%       2.19%       2.45%       2.66%
 Turnover Rate               7%          7%          3%          4%          2%
================================================================================
*Total return figures do not reflect the transaction fee on purchases imposed prior to 4/1/2000.

--------------------------------------------------------------------------------
                                      VANGUARD PACIFIC STOCK INDEX FUND
                                           YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $ 7.84       $7.72      $10.51      $11.50      $11.31
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .08        .085         .09         .10         .10
 Net Realized and
  Unrealized Gain
  (Loss) on Investments    4.39        .100       (2.79)      (1.00)        .21
                        --------------------------------------------------------
   Total from Investment
    Operations             4.47        .185       (2.70)       (.90)        .31
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.09)      (.065)       (.09)       (.09)       (.12)
 Distributions from
  Realized Capital Gains     --          --          --          --          --
                        --------------------------------------------------------
   Total Distributions     (.09)      (.065)       (.09)       (.09)       (.12)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $12.22       $7.84      $ 7.72      $10.51      $11.50
================================================================================

TOTAL RETURN*            57.05%       2.41%     -25.67%      -7.82%       2.75%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $2,526      $1,033        $827        $978        $831
 Ratio of Total
  Expenses to Average
  Net Assets              0.37%       0.40%       0.35%       0.35%       0.35%
 Ratio of Net
  Investment Income to
  Average Net Assets      0.95%       1.17%       1.03%       0.89%       0.97%
 Turnover Rate               6%          4%          8%          9%          1%
================================================================================
*Total return figures do not reflect the transaction fee on purchases imposed prior to 4/1/2000.

28

--------------------------------------------------------------------------------
                                  VANGUARD EMERGING MARKETS STOCK INDEX FUND
                                           YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $ 7.91       $9.98      $12.28      $10.75      $10.87
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .24         .27         .24         .18         .15
 Net Realized and
  Unrealized Gain
  (Loss) on Investments    4.62       (2.08)      (2.31)       1.52        (.09)
                        --------------------------------------------------------
   Total from Investment
    Operations             4.86       (1.81)      (2.07)       1.70         .06
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.27)       (.26)       (.23)       (.17)       (.18)
 Distributions from
  Realized Capital Gains     --          --          --          --          --
                        --------------------------------------------------------
   Total Distributions     (.27)       (.26)       (.23)       (.17)       (.18)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $21.50       $7.91      $ 9.98      $12.28      $10.75
================================================================================

TOTAL RETURN*            61.57%     -18.12%     -16.82%      15.83%       0.56%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $1,138        $577        $660        $637        $234
 Ratio of Total
  Expenses to Average
  Net Assets              0.58%       0.61%       0.57%       0.60%       0.60%
 Ratio of Net
  Investment Income to
  Average Net Assets      2.55%       2.99%       1.96%       1.69%       2.00%
 Turnover Rate              22%         22%         19%          1%          3%
================================================================================
*Total return figures do not reflect the transaction fee on purchases (0.5% beginning 4/1/2000, 1.0% from 11/3/1997 to 3/31/2000, 1.5% from 1/1/1997 to
 11/2/1997, 2.0% in 1995 through 1996), or the transaction fee on redemptions (0.5% beginning 4/1/2000, 1.0% through 3/31/2000).

--------------------------------------------------------------------------------
                                          VANGUARD TOTAL INTERNATIONAL
                                                STOCK INDEX FUND
                                             YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------
                                       1999         1998         1997     1996*
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                 $11.19       $ 9.87       $10.14    $10.26
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                  .21          .21          .18      .150
 Capital Gain Distributions
  Received                              .04          .02          .02      .015
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                3.09         1.31         (.28)    (.110)
                        --------------------------------------------------------
   Total from Investment
    Operations                         3.34         1.54         (.08)     .055
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                    (.21)        (.21)        (.17)    (.160)
 Distributions from
  Realized Capital Gains               (.01)        (.01)        (.02)    (.015)
                        --------------------------------------------------------
   Total Distributions                 (.22)        (.22)        (.19)    (.175)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $14.31       $11.19       $ 9.87    $10.14
================================================================================

TOTAL RETURN**                       29.92%       15.60%       -0.77%     0.55%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                  $2,570       $1,375         $903      $280
 Ratio of Total
  Expenses to Average
  Net Assets                             0%           0%           0%        0%
 Ratio of Net
  Investment Income to
  Average Net Assets                  2.04%        2.18%        2.19%    1.51%+
 Turnover Rate                           1%           2%           0%        0%
================================================================================
 *April 29 (inception) through December 31, 1996.
**Total return figures do not reflect the transaction fee on purchases imposed prior to April 1, 2000.
 +Annualized.

The Funds are not sponsored, sold, promoted, or endorsed by Morgan Stanley Capital International. Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500," are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group.

29

INVESTING WITH VANGUARD

One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect any of the Funds as an investment option.

- If you have any questions about a Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.

- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

- Make sure to read that fund's prospectus. Contact Vanguard Participant Access Center, toll-free, at 1-800-523-1188 for a copy.

- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

30


--------------------------------------------------------------------------------
A NOTE ON REDEMPTION FEES: The Emerging Markets Stock Index Fund imposes a 0.5% redemption fee on all share redemptions. Currently, redemption fees do not apply to Fund shares held through Vanguard's separate recordkeeping system for employee benefit plan accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on its shares at any time if warranted by the Fund's future costs of processing redemptions from these accounts.
--------------------------------------------------------------------------------


ACCESSING FUND INFORMATION BY COMPUTER

--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION

Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets.

CURRENCY RISK
The chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRINCIPAL
The amount of money you put into an investment.



TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [LOGO]
                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Institutional Division
                                                    Post Office Box 2900
                                                    Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard International Stock Index
Funds, the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds (there
is a separate SAI for Vanguard
Developed Markets and Total
International Stock Index Funds,
which are legally a part of Vanguard
STAR Funds).

The current annual and semiannual
reports and each SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA  19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)

You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by electronic request at
the following e-mail address:
publicinfo@sec.gov, or by writing
the Public Reference Section,
Securities and Exchange
Commission, Washington, DC
20549-0102.

Funds' Investment Company Act
file number: 811-5972 (811-3919)
for Developed Markets and Total
International Stock Index Funds)

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I072N-04/28/2000

                                                       VANGUARD(R) INTERNATIONAL
                                                       STOCK INDEX FUNDS
                                                       INSTITUTIONAL SHARES

                                                       VANGUARD(R) INSTITUTIONAL
                                                       DEVELOPED MARKETS
                                                       INDEX FUND

                                                       Prospectus
                                                       April 28, 2000

This prospectus contains
financial data for the
Funds through the
fiscal year ended
December 31, 1999.

VANGUARD INTERNATIONAL
STOCK INDEX FUNDS
INSTITUTIONAL SHARES OF:

  VANGUARD EUROPEAN
  STOCK INDEX FUND

  VANGUARD PACIFIC
  STOCK INDEX FUND

  VANGUARD EMERGING
  MARKETS STOCK INDEX
  FUND

VANGUARD INSTITUTIONAL
DEVELOPED MARKETS
INDEX FUND




                                         [MEMBERS OF THE VANGUARD GROUP(R) LOGO]

VANGUARD INTERNATIONAL STOCK INDEX FUNDS INSTITUTIONAL SHARES
VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
Prospectus
April 28, 2000

A Group of International Stock Index Mutual Funds

--------------------------------------------------------------------------------
    CONTENTS
--------------------------------------------------------------------------------

  1 AN INTRODUCTION TO INDEX FUNDS

  2 FUND PROFILES

     2 Vanguard European Stock Index Fund Institutional Shares

     5 Vanguard Pacific Stock Index Fund Institutional Shares

     8 Vanguard Emerging Markets Stock Index Fund Institutional Shares

    12 Vanguard Institutional Developed Markets Index Fund

 14 MORE ON THE FUNDS

 21 THE FUNDS AND VANGUARD

 22 INVESTMENT ADVISER

 22 DIVIDENDS, CAPITAL GAINS, AND TAXES

 24 SHARE PRICE

 25 FINANCIAL HIGHLIGHTS

 28 INVESTING WITH VANGUARD

    28 Services and Account Features

    29 Types of Accounts

    29 Buying Shares

    31 Redeeming Shares

    34 Transferring Registration

    34 Fund and Account Updates

    35 Mandatory Conversion to Investor Shares

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of each of the Vanguard International Stock Index Funds Institutional Shares and Vanguard Institutional Developed Markets Index Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE

The Vanguard European, Pacific, and Emerging Markets Stock Index Funds each offer two separate classes of shares: Investor and Institutional. This prospectus offers the Funds' Institutional Shares, which have an investment minimum of $10 million and generally are not available to investors who require special employee benefit plan services. Please call Vanguard at 1-800-662-7447 to obtain a separate prospectus that offers the Funds' Investor Shares as well as the investor version of Vanguard Institutional Developed Markets Fund. These options have an investment minimum of $3,000 ($1,000 for IRAs).
     The Funds' separate share classes have different expenses; as a result, their investment performances will vary. UNLESS OTHERWISE NOTED, ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INSTITUTIONAL SHARES.

--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to track, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that comprise the index. Keep in mind that an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while expected to track its target index closely, typically will be unable to match the performance of the index exactly.
     Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example, the entire foreign stock market.
     Index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

WHAT INDEX FUNDS DOES VANGUARD OFFER?

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's International Stock Index Funds Institutional Shares and Vanguard Institutional Developed Markets Index Fund. There are four such funds, each of which seeks to track a different segment of the international stock market:

--------------------------------------------------------------------------------
FUND                                       SEEKS TO TRACK
--------------------------------------------------------------------------------
Vanguard European Stock Index Fund         European stock markets
Vanguard Pacific Stock Index Fund          Australian and Far East stock
                                            markets
Vanguard Emerging Markets Stock            13 emerging stock markets in
 Index Fund                                 Europe, Asia, Africa, and
                                            Latin America
Vanguard Institutional Developed           European, Australian, and Far
 Markets Index Fund                         East stock markets
--------------------------------------------------------------------------------

     This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--VANGUARD(R) EUROPEAN STOCK
INDEX FUND INSTITUTIONAL SHARES

The following profile provides you with a summary of the key features of Vanguard European Stock Index Fund Institutional Shares.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Morgan Stanley Capital International (MSCI) Europe Index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all or substantially all of its assets in a representative sample of the common stocks included in the MSCI Europe Index. The MSCI Europe Index is made up of approximately 550 common stocks of companies located in 15 European countries--mostly in the United Kingdom, France, Germany, and the Netherlands, (which comprised 29%, 15%, 14%, and 8% of the Index's market capitalization, respectively, as of March 31, 2000), as well as in Austria, Belgium, Denmark, Finland, Ireland, Italy, Norway, Portugal, Spain, Sweden, and Switzerland. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters. The Index's, and therefore the Fund's, heavy exposure to four countries (United Kingdom, France, Germany, and the Netherlands) involves a higher degree of country risk than that of more geographically diversified international funds.

- Regional risk, which is the chance that an entire region--namely Europe--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the performance of the Investor Shares of the Fund in each calendar year since inception. The table shows how the average annual total returns of the Fund's Investor Shares for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

3


              ----------------------------------------------------
                    ANNUAL TOTAL RETURNS FOR INVESTOR SHARES
              ----------------------------------------------------
                              1991          12.40%
                              1992          -3.32%
                              1993          29.13%
                              1994           1.88%
                              1995          22.28%
                              1996          21.26%
                              1997          24.23%
                              1998          28.86%
                              1999          16.62%
              ----------------------------------------------------
              Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000.
              Note: This prospectus offers the Fund's Institutional Shares, not the Investor Shares. Performance for the Investor Shares is shown here because the Fund's Institutional Shares are new and don't have a full calendar year of performance. However, the two share classes are invested in the same portfolio of securities and will have the same returns except that their operating expenses differ.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.37% (quarter ended March 31, 1998) and the lowest return for a quarter was -14.41% (quarter ended September 30, 1998).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard European Stock
        Index Fund Investor
        Shares**                  16.62%       22.58%            14.61%
      MSCI Europe Index           15.77        22.27             14.78
      -------------------------------------------------------------------------
       *June 18, 1990.
      **Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. Since the Fund did not begin offering Institutional Shares until May 5, 2000, the expenses shown under Annual Fund Operating Expenses are based upon estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.11%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.07%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.18%

4

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
     $20         $64       $113         $255
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $10 million

INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    EuroInst

INCEPTION DATE                          VANGUARD FUND NUMBER
May 5, 2000                             235

NET ASSETS (INVESTOR SHARES) AS OF      CUSIP NUMBER
DECEMBER 31, 1999                       922042502
$6.1 billion

--------------------------------------------------------------------------------

5

FUND PROFILE--VANGUARD(R) PACIFIC STOCK
INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Pacific Stock Index Fund Institutional Shares.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the MSCI Pacific Free Index.*

*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all or substantially all of its assets in a representative sample of the common stocks included in the MSCI Pacific Free Index. The MSCI Pacific Free Index consists of approximately 420 common stocks of companies located in Japan (which comprised 82% of the Index's market capitalization as of March 31, 2000), Australia, Hong Kong, New Zealand, and Singapore. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters. The Index's, and therefore the Fund's, heavy exposure to Japan involves a higher degree of country risk than that of more geographically diversified international funds.

- Regional risk, which is the chance that an entire region--namely the Pacific region--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the performance of the Investor Shares of the Fund in each calendar year since inception. The table shows how the average annual total returns of the Fund's Investor Shares for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

6


              ----------------------------------------------------
                    ANNUAL TOTAL RETURNS FOR INVESTOR SHARES
              ----------------------------------------------------
                              1991          10.65%
                              1992         -18.17%
                              1993          35.46%
                              1994          13.04%
                              1995           2.75%
                              1996          -7.82%
                              1997         -25.67%
                              1998           2.41%
                              1999          57.05%
              ----------------------------------------------------
              Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000.
              Note: This prospectus offers the Fund's Institutional Shares, not the Investor Shares. Performance for the Investor Shares is shown here because the Fund's Institutional Shares are new and don't have a full calendar year of performance. However, the two share classes are invested in the same portfolio of securities and will have the same returns except that their operating expenses differ.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 26.50% (quarter ended December 31, 1998) and the lowest return for a quarter was -20.69% (quarter ended December 31, 1997).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                    1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Pacific Stock Index
       Fund Investor Shares**       57.05%       2.52%             3.20%
      MSCI Pacific Free Index       56.38        2.39              3.08
      -------------------------------------------------------------------------
       *June 18, 1990.
      **Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. Since the Fund did not begin offering Institutional Shares until May 5, 2000, the expenses shown under Annual Fund Operating Expenses are based upon estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.18%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.06%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.24%

7

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $30         $93       $163         $368
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $10 million

INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    PacInst

INCEPTION DATE                          VANGUARD FUND NUMBER
May 5, 2000                             237

NET ASSETS (INVESTOR SHARES) AS OF      CUSIP NUMBER
DECEMBER 31, 1999                       922042403
$2.5 billion

--------------------------------------------------------------------------------

8

FUND PROFILE--VANGUARD(R) EMERGING MARKETS
STOCK INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Emerging Markets Stock Index Fund Institutional Shares.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Select Emerging Markets Free Index.*

*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely are tracked.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all or substantially all of its assets in a representative sample of the common stocks included in the Select Emerging Markets Free Index. The Select Emerging Markets Free Index includes approximately 500 common stocks of companies located in emerging markets around the world. As of March 31, 2000, the largest markets covered in the Index were Mexico, Brazil, and South Africa (which comprised 16%, 14%, and 13% of the Index's market capitalization, respectively). Other countries represented in the Index included Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, Turkey, Hong Kong, and Singapore. MSCI administers the Select Index exclusively for Vanguard. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters. Country risk is especially high for funds that focus on stocks in emerging markets. The Index's, and therefore the Fund's, heavy exposure to Mexico, Brazil, and South Africa involves a higher degree of country risk than that of more geographically diversified international funds.

- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the performance of the Investor Shares of the Fund in each calendar year since inception. The table shows how the average annual total returns of the Fund's Investor Shares for one and five calendar years and since inception compare with those of both a broad-based securities market index and the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

9


              ----------------------------------------------------
                    ANNUAL TOTAL RETURNS FOR INVESTOR SHARES
              ----------------------------------------------------
                              1995           0.56%
                              1996          15.83%
                              1997         -16.82%
                              1998         -18.12%
                              1999          61.57%
              ----------------------------------------------------
              Return figures do not reflect the transaction fee imposed on purchases and redemptions. If these amounts were reflected, returns would be less than those shown.
              Note: This prospectus offers the Fund's Institutional Shares, not the Investor Shares. Performance for the Investor Shares is shown here because the Fund's Institutional Shares are new and don't have a full calendar year of performance. However, the two share classes are invested in the same portfolio of securities and will have the same returns except that their operating expenses differ.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 28.32% (quarter ended December 31, 1999) and the lowest return for a quarter was -21.52% (quarter ended June 30, 1998).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Emerging Markets
       Stock Index Fund
       Investor Shares**          59.96%        4.88%             6.03%
      MSCI Emerging Markets
       Free Index                 66.40         2.00              3.69
      Select Emerging Markets
       Free Index+                60.86         4.81              4.93
      -------------------------------------------------------------------------
       *May 4, 1994.
      **Return figures reflect the 0.5% transaction fee imposed on purchases and redemptions.
       +The Select Emerging Markets Free Index is administered by MSCI exclusively for Vanguard.
      -------------------------------------------------------------------------

10

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. Since the Fund did not begin offering Institutional Shares until May 5, 2000, the expenses shown under Annual Fund Operating Expenses are based upon estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                     0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                  0.5%**
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.25%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.20%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.45%

      *The transaction fee on purchases is deducted from all purchases
       (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
     **The redemption fee applies to all redemptions (sales or exchanges);
       it is deducted from redemption proceeds, and retained by the Fund.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $148        $251       $363          $692
-------------------------------------------------

     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.5% redemption fee would not apply to any of the periods below, as it would to those above):

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $96         $194       $301          $614
-------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

11

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $10 million

INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    EmergInst

INCEPTION DATE                          VANGUARD FUND NUMBER
May 5, 2000                             239

NET ASSETS (INVESTOR SHARES) AS OF      CUSIP NUMBER
DECEMBER 31, 1999                       922042601
$1.1 billion

--------------------------------------------------------------------------------

12


FUND PROFILE--VANGUARD(R) INSTITUTIONAL DEVELOPED
MARKETS INDEX FUND

The  following  profile  summarizes  key  features  of  Vanguard   Institutional
Developed Markets Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the MSCI Europe, Australasia, Far East (EAFE) Index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach. The Fund seeks to track the performance of the MSCI EAFE Index by investing in two other Vanguard funds--the European Stock Index Fund Institutional Shares and the Pacific Stock Index Fund Institutional Shares. These other Vanguard funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Free Index, which together comprise the MSCI EAFE Index. The Fund allocates all or substantially all of its assets between the European Stock Index Fund Institutional Shares and the Pacific Stock Index Fund Institutional Shares based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The MSCI EAFE Index includes approximately 1,000 common stocks of companies located in Europe, Australia, Asia, and the Far East. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.
- Regional risk, which is the chance that an entire region--either Europe or the Far East--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The Fund began operations on May 5, 2000, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

13

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Indirect Operating Expenses:                                          +

      +Although Developed Markets Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See
       THE FUNDS AND VANGUARD. It is estimated that the Fund's indirect expense ratio for its first fiscal year, based on its underlying investments, will be 0.20%.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

------------------------
  1 YEAR       3 YEARS
------------------------
    $24         $74
------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $10 million

INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    DevMktInst

INCEPTION DATE                          VANGUARD FUND NUMBER
May 5, 2000                             234

                                        CUSIP NUMBER
                                        921909800

--------------------------------------------------------------------------------

14

MORE ON THE FUNDS

The following sections discuss other important features of Vanguard International Stock Index Funds and Vanguard Institutional Developed Markets Index Fund, including indexing methods, fund characteristics, costs and market-timing, fund turnover, and other investment policies and risks.

WHY INVEST IN INDEX FUNDS?
Index funds appeal to many investors for a number of reasons:
- Diversification. Index funds generally invest in a diversified mix of companies and industries.
- Relative consistency. Index funds typically track the performance of relevant market benchmarks more closely than comparable actively managed funds do.
- Low cost. Index funds do not have many of the expenses of an actively managed fund--such as research--and keep trading activity, and thus brokerage commissions, to a minimum.
- Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate--and thus its realization of capital gains--is usually very low.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

INDEXING METHODS

Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves.
     Other index funds may use a different selection process. Because it would be very expensive to buy all of the stocks held in certain indexes (the Select Emerging Markets Free Index, for example, includes approximately 500 stocks), funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds invest in stocks that will, in the aggregate, recreate the key characteristics of their target indexes. For instance, if 10% of the market capitalization of the MSCI Europe Index were attributed to companies in Germany, Vanguard European Stock Index Fund would invest about 10% of its assets in stocks of German issuers. Furthermore, the Fund would construct a German portfolio whose size and industry weightings, as well as average financial characteristics, approximated the German component of the MSCI Europe Index. The European, Pacific, and Emerging Markets Stock Index Funds each employ this sampling method of indexing.
     While each Fund attempts to track the performance of its target index, there is no guarantee that securities selected for the Fund will provide investment performance exactly matching that of the index.
     Yet another indexing approach is to invest in other index funds that seek to track subsets of a target index. The Institutional Developed Markets Index Fund uses this "fund of funds"

15


approach, which can be very cost-effective and efficient when starting an index fund from scratch. For example, the Institutional Developed Markets Index Fund seeks to track the performance of the MSCI EAFE Index by investing in two other Vanguard funds--the European Stock Index Fund Institutional Shares and the Pacific Stock Index Fund Institutional Shares. These other Vanguard funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Free Index, which together comprise the MSCI EAFE Index. The Fund allocates its assets between the European Stock Index Fund Institutional Shares and the Pacific Stock Index Fund Institutional Shares based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Funds of funds are best suited for long-term investors.
--------------------------------------------------------------------------------

     To track their target indexes as closely as possible, the European and Pacific Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. Each Fund intends to invest at least 95% of its total assets in the stocks of its target index. The Emerging Markets Stock Index Fund normally invests 95% of its total assets in stocks of its target index, holding the remaining 5% in cash reserves to meet daily redemption requests. Institutional Developed Markets Index Fund normally holds100% of its assets in shares of its underlying funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      THE RISKS OF INTERNATIONAL INVESTING

Because foreign stock markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
       IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

16

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the MSCI EAFE Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------
     INTERNATIONAL STOCK MARKET RETURNS (1969-1999)
----------------------------------------------------------
                   1 YEAR    5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                69.9%     36.5%     22.8%      16.3%
Worst              -23.2       1.5       5.9       12.0
Average             15.2      13.6      14.5       14.7
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 1999. Keep in mind that this was a particularly favorable period for all stock markets. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or any of the Funds in particular.

     Note that the preceding chart does not take into account returns measured by the MSCI Emerging Markets Free Index, a widely used barometer of less developed stock markets. Emerging markets can be substantially more volatile than more developed foreign markets. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns from year to year for these markets individually, or the variability across these and other geographic regions or market sectors. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1990 to 1999, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

17

--------------------------------------------------------------------------------
            STOCK MARKET RETURNS FOR DIFFERENT INTERNATIONAL MARKETS*
--------------------------------------------------------------------------------
             EUROPEAN         PACIFIC         EMERGING           U.S.
              MARKET           MARKET          MARKETS         MARKETS
--------------------------------------------------------------------------------
1990          -2.00%          -34.43%          -10.55%          -3.10%
1991          14.12            11.51            59.91           30.47
1992          -3.92           -18.51            11.40            7.62
1993          29.25            36.15            74.84           10.08
1994           2.82            12.82            -7.31            1.32
1995          22.08             2.89             0.01**         37.58
1996          21.42            -8.23            15.19           22.96
1997          23.75           -25.74           -16.37           33.36
1998          28.68             2.64           -18.39           28.58
1999          15.77            56.38            60.86           21.04
--------------------------------------------------------------------------------
* European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Free Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
** The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1990 to 1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------

     Keep in mind, however, that these average returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from any of the Funds in particular.

[FLAG] EACH FUND IS SUBJECT TO COUNTRY RISK,  WHICH IS THE CHANCE THAT POLITICAL
     EVENTS (A WAR, NATIONAL ELECTIONS), FINANCIAL PROBLEMS (RISING INFLATION, GOVERNMENT DEFAULT), OR NATURAL DISASTERS (AN EARTHQUAKE, A FLOOD) WILL WEAKEN A COUNTRY'S ECONOMY AND CAUSE INVESTMENTS IN THAT COUNTRY TO LOSE MONEY.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------

     EUROPEAN STOCK INDEX FUND. Stocks from the United Kingdom, France, Germany, and the Netherlands comprised 29%, 15%, 14%, and 8% of the MSCI Europe Index, respectively, as of March 31, 2000; stocks from the remaining 11 countries in the Index have much less significant market capitalization weightings in the Index and thus much less impact on the Fund's total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds.
     PACIFIC STOCK INDEX FUND. Japanese stocks comprised 82% of the MSCI Pacific Free Index as of March 31, 2000. Therefore, Japanese stocks represent a correspondingly large component of the Pacific Stock Index Fund's assets. The Fund's large investment in the

18


Japanese stock market involves a higher degree of country risk than that of more geographically diversified international funds.
     EMERGING MARKETS STOCK INDEX FUND. As discussed above, emerging markets can be substantially more volatile than both U.S. and more developed foreign markets. Therefore, the Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility than funds that invest in more developed markets.
     INSTITUTIONAL DEVELOPED MARKETS INDEX FUND. As a fund of funds, the Institutional Developed Markets Index Fund intends to invest all of its assets in shares of the European and Pacific Stock Index Funds Institutional Shares; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds.

[FLAG] EACH  FUND IS  SUBJECT  TO  CURRENCY  RISK,  WHICH IS THE  CHANCE  THAT A
     STRONGER U.S. DOLLAR WILL REDUCE RETURNS FOR AMERICANS INVESTING OVERSEAS. GENERALLY, WHEN THE DOLLAR RISES IN VALUE AGAINST ANOTHER COUNTRY'S CURRENCY, YOUR INVESTMENT IN THAT COUNTRY LOSES VALUE BECAUSE ITS CURRENCY IS WORTH FEWER U.S. DOLLARS. ON THE OTHER HAND, A WEAKER U.S. DOLLAR
     GENERALLY   LEADS  TO  HIGHER   RETURNS  FOR  AMERICANS   HOLDING   FOREIGN
     INVESTMENTS.

SECURITY SELECTION
In seeking to track its target index, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds each invest in a portfolio of foreign stocks selected in a manner that mirrors the weightings of their target indexes. The Institutional Developed Markets Index Fund simply invests in the Institutional Shares of the European and Pacific Stock Index Funds. Each Fund seeks to provide investment results that correspond to its target index. The correlation between the performance of a Fund and its target index is expected to be at least 95%. (A correlation of 100% would indicate perfect correlation.)
     EUROPEAN STOCK INDEX FUND. The Fund invests in a statistically selected sample of approximately 550 common stocks included in the MSCI Europe Index, which is made up of the stocks of companies located in 15 European countries. Four countries--the United Kingdom, France, Germany, and the
Netherlands--dominate the Index, with 29%, 15%, 14%, and 8% of the market capitalization of the Index, respectively, as of March 31, 2000. The other 11 countries, which include Austria, Belgium, Denmark, Finland, Ireland, Italy, Norway, Portugal, Spain, Sweden, and Switzerland, are much less significant to the Index and, consequently, the Fund.
     PACIFIC STOCK INDEX FUND. The Fund invests in a statistically selected sample of the approximately 420 common stocks included in the MSCI Pacific Free Index, which is comprised of the stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented 82% of the market capitalization of the Index as of March 31, 2000. The other four countries represented in the Index are Australia, Hong Kong, New Zealand, and Singapore.
     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in a statistically selected sample of the approximately 500 common stocks included in the Select Emerging Markets Free Index, which is made up of the stocks of companies located in 13 emerging markets of Europe, Asia, Africa, and Latin America. Three countries--Mexico, Brazil, and South Africa--represent a majority of the Index, with 16%, 14%, and 13% of the market capitalization of the Index, respectively, as of March 31, 2000. The other 10 countries include Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, Philippines, Poland, Thailand, and Turkey. The developed countries of Hong Kong and Singapore are included in

19


the Index to broaden diversification and ensure adequate liquidity. The Index is called "select" because it is modeled on a larger index--the MSCI Emerging Markets Free Index--but with certain adjustments designed to reduce risk. For instance, MSCI considers the Hong Kong and Singapore markets too mature to include in its index, but they are part of the Select Index. Conversely, as of March 31, 2000, the Select Index excluded certain countries found in the MSCI Emerging Markets Free Index--Chile, China, Colombia, India, Jordan, Korea, Pakistan, Peru, Russia, Sri Lanka, and Taiwan--due to concerns about liquidity or entry barriers in those markets. MSCI administers the Select Index exclusively for Vanguard, and periodically adjusts the included countries to keep pace with evolution in world markets. (Such adjustments are made on a forward-looking basis, so past performance of the Select Index always reflects actual country representation during the relevant period.)
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

TRANSACTION FEES
Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company and international stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund who do not generate the costs. All transaction fees are paid directly to the fund itself (unlike a sales charge or load that non-Vanguard funds may impose to compensate their sales representatives). Without transaction fees, some index funds would have trouble tracking their target indexes.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Vanguard International and Vanguard Institutional Developed Markets Index Funds have adopted the following policies, among others, designed to discourage short-term trading:

- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- The Emerging Markets Stock Index Fund charges a transaction fee on purchases and redemptions.

-    Telephone and online exchanges are not accepted for non-IRA accounts.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    Each Fund reserves the right to stop offering shares at any time.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

20

TURNOVER RATE

Although each Fund seeks to invest for the long term, the Funds retain the right to sell securities regardless of how long the securities have been held. Generally, a passively-managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Because of this, the turnover rate for each Fund has been extremely low. The Financial Highlights tables beginning on page 26 show historic turnover rates for each Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for passively managed foreign stock index funds in 1999 was roughly 17%; for all foreign stock funds, the average turnover was approximately 76%, according to Morningstar, Inc. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

--------------------------------------------------------------------------------

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in common stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval.
     The Funds may also invest, to a limited extent, in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of shares of stock at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between two parties in which each agrees to make payments to the other based on the return of a specified index or asset).

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

21

     For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     Each Fund may also enter into forward foreign currency contracts in order to maintain the same currency exposure as its respective Index. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of international stock funds typically use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. However, the Funds will use these contracts for different reasons:
-    To gain currency exposure when investing in futures.
-    To settle trades in a foreign currency.

THE FUNDS AND VANGUARD

The Funds are offered by The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.
     Vanguard Institutional Developed Markets Index Fund will indirectly bear a proportionate share of the expenses of the underlying funds in which it invests. However, the Fund's direct expenses are expected to be very low or zero. The Fund may operate without incurring direct expenses because Vanguard will reimburse it for (i) its contributions to the cost of operating the underlying funds in which it invests, and (ii) savings in administrative and marketing costs that Vanguard expects to derive from its operations.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

22

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Quantitative Equity Group.
(Institutional Developed Markets Index Fund receives advisory services indirectly, by investing in the European and Pacific Stock Index Funds Institutional Shares.) Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. The Funds began operations on May 5, 2000. Advisory fees for the first fiscal year of the European, Pacific, and Emerging Markets Stock Index Funds Institutional Shares is estimated at an effective annual rate of less than 0.01% each.

     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The Vanguard Group provides investment advisory services to many Vanguard funds; as of December 31, 1999, the Group managed more than $371 billion in total assets. The individual responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard, and head of Vanguard's Quantitative Equity Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.

--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. In addition, a Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

23

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.

- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- State and local income taxes may apply to any dividend or capital gains distributions that you receive, as well as to your gains or losses from any sale or exchange of Fund shares.

- The European, Pacific, and Emerging Markets Stock Index Funds may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that they receive on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of a Fund's foreign tax obligations, provided that you meet certain requirements. Because the Institutional Developed Markets Index Fund invests in foreign stocks indirectly through the European and Pacific Stock Index Funds, its investors are not able to take advantage of foreign tax credits or deductions. See your tax adviser or IRS publications for more information.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

GENERAL INFORMATION
BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  31%  of  any  taxable
distributions  or redemptions from your account if you do not:
-    provide us with your correct taxpayer identification number;
-    certify that the taxpayer identification number is correct; and
-    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.

24

FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share for the Institutional Developed Markets Index Fund is computed by adding up the total value of the Fund's investments (i.e., shares of the underlying funds) and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                     TOTAL ASSETS - LIABILITIES
NET ASSET VALUE = --------------------------------
                    NUMBER OF SHARES OUTSTANDING

     Net asset value per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed in a similar way, by dividing the net assets attributed to each class by the number of Fund shares outstanding for that class.
     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day. Because foreign securities markets may operate on days which are not business days in the United States, the value of a Fund's holdings may change on days when shareholders will not be able to purchase or redeem the Fund's shares.
     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees. A Fund also may use fair value pricing if the value of a security held by the Fund is materially affected by events occurring after the close of the primary markets or exchanges on which such security is traded. In these situations, prices used by the Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are EUROINST, PACINST, EMERGINST, and DEVMKTINST for the Institutional Shares of the European, Pacific, and Emerging Markets Stock Index Funds, and the Institutional Developed Markets Index Fund, respectively.

25

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception (except for Institutional Developed Markets Index Fund, which did not start operations until May 5, 2000), and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.
NOTE: This prospectus offers the Funds' Institutional Shares, not the Investor Shares. Information for the Investor Shares is shown here because each of the Fund's Institutional Shares are new. However, the two share classes are invested in the same portfolio of securities and will have the same financial performance except to the extent that their operating expenses differ.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund Investor Shares as an example. The Fund began fiscal 1999 with a net asset value (price) of $25.28 per share. During the year, the Fund earned $0.50 per share from investment income (interest and dividends) and $3.69 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.65 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($4.19 per share) minus the distributions ($0.65 per share) resulted in a share price of $28.82 at the end of the year. This was an increase of $3.54 per share (from $25.28 at the beginning of the year to $28.82 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 16.62% for the year.

As of December 31, 1999, the Fund had $6.1 billion in net assets. For the year, its expense ratio was 0.29% ($2.90 per $1,000 of net assets); and its net investment income amounted to 1.99% of its average net assets. It sold and replaced securities valued at 7% of its net assets.

--------------------------------------------------------------------------------

26

--------------------------------------------------------------------------------
                                      VANGUARD EUROPEAN STOCK INDEX FUND
                                                INVESTOR SHARES
                                            YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $25.28      $20.13      $16.57      $14.02      $11.76
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .50         .41         .38         .34         .32
 Net Realized and
  Unrealized Gain
  (Loss) on Investments    3.69        5.40        3.63        2.63        2.30
                        --------------------------------------------------------
   Total from Investment
    Operations             4.19        5.81        4.01        2.97        2.62
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.50)       (.52)       (.37)       (.36)       (.32)
 Distributions from
  Realized Capital Gains   (.15)       (.14)       (.08)       (.06)       (.04)
                        --------------------------------------------------------
   Total Distributions     (.65)       (.66)       (.45)       (.42)       (.36)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $28.82      $25.28      $20.13      $16.57      $14.02
================================================================================

TOTAL RETURN*             16.62%      28.86%      24.23%      21.26%      22.28%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $6,106      $4,479      $2,432      $1,595      $1,017
 Ratio of Total
  Expenses to Average
  Net Assets              0.29%       0.29%       0.31%       0.35%       0.35%
 Ratio of Net
  Investment Income to
  Average Net Assets      1.99%       1.97%       2.19%       2.45%       2.66%
 Turnover Rate               7%          7%          3%          4%          2%
================================================================================
*Total return figures do not reflect the transaction fee on purchases imposed prior to 4/1/2000.


--------------------------------------------------------------------------------
                                      VANGUARD PACIFIC STOCK INDEX FUND
                                              INVESTOR SHARES
                                           YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $ 7.84       $7.72      $10.51      $11.50      $11.31
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .08        .085         .09         .10         .10
 Net Realized and
  Unrealized Gain
  (Loss) on Investments    4.39        .100       (2.79)      (1.00)        .21
                        --------------------------------------------------------
   Total from Investment
    Operations             4.47        .185       (2.70)       (.90)        .31
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.09)      (.065)       (.09)       (.09)       (.12)
 Distributions from
  Realized Capital Gains     --          --          --          --          --
                        --------------------------------------------------------
   Total Distributions     (.09)      (.065)       (.09)       (.09)       (.12)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $12.22       $7.84      $ 7.72      $10.51      $11.50
================================================================================

TOTAL RETURN*            57.05%       2.41%     -25.67%      -7.82%       2.75%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $2,526      $1,033        $827        $978        $831
 Ratio of Total
  Expenses to Average
  Net Assets              0.37%       0.40%       0.35%       0.35%       0.35%
 Ratio of Net
  Investment Income to
  Average Net Assets      0.95%       1.17%       1.03%       0.89%       0.97%
 Turnover Rate               6%          4%          8%          9%          1%
================================================================================
*Total return figures do not reflect the transaction fee on purchases imposed prior to 4/1/2000.

27


--------------------------------------------------------------------------------
                                  VANGUARD EMERGING MARKETS STOCK INDEX FUND
                                               INVESTOR SHARES
                                           YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $ 7.91       $9.98      $12.28      $10.75      $10.87
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .24         .27         .24         .18         .15
 Net Realized and
  Unrealized Gain
  (Loss) on Investments    4.62       (2.08)      (2.31)       1.52        (.09)
                        --------------------------------------------------------
   Total from Investment
    Operations             4.86       (1.81)      (2.07)       1.70         .06
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.27)       (.26)       (.23)       (.17)       (.18)
 Distributions from
  Realized Capital Gains     --          --          --          --          --
                        --------------------------------------------------------
   Total Distributions     (.27)       (.26)       (.23)       (.17)       (.18)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $21.50       $7.91      $ 9.98      $12.28      $10.75
================================================================================

TOTAL RETURN*            61.57%     -18.12%     -16.82%      15.83%       0.56%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $1,138        $577        $660        $637        $234
 Ratio of Total
  Expenses to Average
  Net Assets              0.58%       0.61%       0.57%       0.60%       0.60%
 Ratio of Net
  Investment Income to
  Average Net Assets      2.55%       2.99%       1.96%       1.69%       2.00%
 Turnover Rate              22%         22%         19%          1%          3%
================================================================================
*Total return figures do not reflect the transaction fee on purchases (0.5% beginning 4/1/2000, 1.0% from 11/3/1997 to 3/31/2000, 1.5% from 1/1/1997 to
 11/2/1997, 2.0% in 1995 through 1996), or the transaction fee on redemptions (0.5% beginning 4/1/2000, 1.0% through 3/31/2000).




The Funds are not sponsored, sold, promoted, or endorsed by Morgan Stanley Capital International. Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500," are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group.

28

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK ICON]. Please call us to request copies.
--------------------------------------------------------------------------------

SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)

Automatically  set up for this  Fund  unless  you  notify  us  otherwise.
Note: Limitations do apply; see page 32.

--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOK ICON]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOK ICON]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.
--------------------------------------------------------------------------------
ACCESS VANGUARD(TM) www.vanguard.com [BOOK ICON]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:
-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.
- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

29

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK ICON]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK ICON]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

BUYING SHARES

You buy your shares at a Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value. You may convert the Investor Shares of European, Pacific, and Emerging Markets Stock Index Funds into Institutional Shares of the same Fund provided that you meet the minimum initial investment requirements for such Shares.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$10 million

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON PURCHASE FEES

Emerging Markets Stock Index Fund deducts a 0.5% fee from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE ICON]
Call your assigned Service Associate to arrange your wire transaction.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

30

In favor of:

European Stock Index Fund Institutional Shares-235
Pacific Stock Index Fund Institutional Shares-237
Emerging Markets Stock Index Fund Institutional Shares-239
Institutional Developed Markets Index Fund-234

In favor of:
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]
--------------------------------------------------------------------------------
BY MAIL TO . . . [ENVELOPE ICON]
open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)

European Stock Index Fund Institutional Shares-235
Pacific Stock Index Fund Institutional Shares-237
Emerging Markets Stock Index Fund Institutional Shares-239
Institutional Developed Markets Index Fund-234

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                100 Vanguard Boulevard
Valley Forge, PA 19482-2900  Malvern, PA 19355-2331

--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . . [TELEPHONE ICON]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)


Vanguard Tele-Account
1-800-662-6273

*You must obtain a Personal Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.

31

--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 33.

When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.
- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signature of all current account owners on your written instructions.

     In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules described in this "Redeeming Shares" section of the prospectus.

--------------------------------------------------------------------------------
A NOTE ON REDEMPTION FEES

Emerging Markets Stock Index Fund Institutional Shares imposes a 0.5% redemption fee on all share redemptions. Currently, redemption fees do not apply to Fund shares held through Vanguard's separate recordkeeping system for employee benefit plan accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on its shares at any time if warranted by the Fund's future costs of processing redemptions from these accounts.

--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

32

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.

     The Vanguard funds whose shares you cannot exchange by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit telephone exchanges within IRAs and some other retirement accounts.
--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE ICON]
Call Vanguard Tele-Account 24 hours a day--or your assigned Service Associate during business hours--to sell shares.

--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-    The ten-digit account number.
-    The name and address exactly as registered on the account.
- The primary Social Security or employer identification number as registered on the account.
- The Personal Identification Number (PIN), if applicable (for instance, Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE ICON]
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

33


First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                100 Vanguard Boulevard
Valley Forge, PA 19482-2900  Malvern, PA 19355-2331

--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of fund shares within any 90-day period, the fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS

You may receive your redemption proceeds in one of three ways: check or exchange to another Vanguard fund.

--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------


FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
-    The Fund name and account number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee may be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt the management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A FUND during any 12-month period.
-    Your round trips through a Fund must be at least 30 days apart.
-    A Fund may refuse a share purchase at any time, for any reason.

34

- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a Fund.

--------------------------------------------------------------------------------
ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                100 Vanguard Boulevard
Valley Forge, PA 19482-2900  Malvern, PA 19355-2331

--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

     In addition, you will receive financial reports about your Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the adviser, and the Fund's financial statements which include a listing of the Fund's holdings.

To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Institutional Division at 1-888-809-8102.
--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------

35

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK ICON]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in February and August for these Funds.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, and proceeds from the sale of shares.
--------------------------------------------------------------------------------

MANDATORY CONVERSION TO INVESTOR SHARES

Vanguard European, Pacific, and Emerging Markets Stock Index Funds each reserve the right to convert an investor's Institutional Shares into Investor Shares of the same Fund if the investor's account balance falls below $10 million. In addition, Vanguard Institutional Developed Markets Index Fund reserves the right to redeem an investor's shares if the investor's account balance falls below $10 million. Any such conversion or redemption will be preceded by written notice to the investor. No transaction fee will be imposed on share-class conversions.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION

Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets.

CURRENCY RISK
The chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRINCIPAL
The amount of money you put into an investment.



TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [LOGO]
                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Institutional Division
                                                    Post Office Box 2600
                                                    Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard International Stock Index
Funds, the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds (there
is a separate SAI for Vanguard
Institutional Developed Markets
Index Fund, which is legally a part of
Vanguard STAR Funds).

The current annual and semiannual
reports and each SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)

You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by electronic request at
the following e-mail address:
publicinfo@sec.gov, or by writing
the Public Reference Section,
Securities and Exchange
Commission, Washington, DC
20549-0102.

Funds' Investment Company Act
file number: 811-5972 (811-3919
for Institutional Developed Markets
Index Fund)

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I235N-04/28/2000

                                     PART B

                              VANGUARD(R) STAR FUNDS
                                   (THE TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL 28, 2000


     This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses (dated April 28, 2000). To obtain a Prospectus or the most recent Annual Report to Shareholders, which contains the Funds' Financial Statements (except for Vanguard Developed Markets Index Fund and Vanguard Institutional Developed Markets Index Fund) as hereby incorporated by reference, please call:


                         INVESTOR INFORMATION DEPARTMENT
                              1-800-662-7447(SHIP)

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DESCRIPTION OF THE TRUST.....................................................B-1
FUNDAMENTAL INVESTMENT LIMITATIONS...........................................B-3
INVESTMENT POLICIES..........................................................B-4
MANAGEMENT OF THE FUNDS......................................................B-8
INVESTMENT ADVISORY SERVICES................................................B-10
PORTFOLIO TRANSACTIONS......................................................B-21
PURCHASE OF SHARES..........................................................B-21
REDEMPTION OF SHARES........................................................B-21
SHARE PRICE.................................................................B-22
YIELD AND TOTAL RETURN......................................................B-22
COMPARATIVE INDEXES.........................................................B-24
DESCRIPTION OF BOND CREDIT RATINGS..........................................B-26
FINANCIAL STATEMENTS........................................................B-26

                            DESCRIPTION OF THE TRUST


ORGANIZATION

     The Trust was organized as a Pennsylvania business trust in 1983, and was reorganized as a Delaware business trust in June 1998. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end diversified management investment company. It currently offers the following diversified Funds, each of which has outstanding one class of shares:


                    Vanguard(R) Developed Markets Index Fund
             Vanguard(R) Institutional Developed Markets Index Fund
              Vanguard(R) LifeStrategy(R) Conservative Growth Fund
                     Vanguard(R) LifeStrategy(R) Growth Fund
                     Vanguard(R) LifeStrategy(R) Income Fund
                Vanguard(R) LifeStrategy(R) Moderate Growth Fund
                            Vanguard(R) STAR(TM) Fund
                Vanguard(R) Total International Stock Index Fund
                 (individually, a Fund; collectively, the Funds)

     The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that a single fund or class of shares may issue.

SERVICE PROVIDERS

     CUSTODIAN. First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, Pennsylvania 19106 and The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York 11245, serve as the Funds' custodians. The custodians are responsible for maintaining the Funds' assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Funds' independent accountants. The accountants audit the Funds' financial statements and provide other related services.

     TRANSFER AND DIVIDEND-PAYING AGENT. The Funds' transfer and dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of each Fund's shares, other than the possible future termination of a Fund. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a fund shareholder will not be personally liable for payment of the fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a fund obligation only if the fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment of the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any Fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon written request of shareholders representing 10% or more of a fund's net assets, and to change any fundamental policy of the fund. Shareholders of a fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net assets owned on the record date. However, only the shares of a fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of Fund liquidation, shareholders will be entitled to receive a pro rata share of the applicable Fund's net assets.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of each Fund.

     CONVERSION RIGHTS. There are no conversion rights associated with shares of each Fund.

     REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENTS. Each Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, a fund must comply with certain requirements. If a fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                       FUNDAMENTAL INVESTMENT LIMITATIONS

     Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of a Fund's shares means shares representing the lesser of (i) 67% or more of the votes cast to approve a change, so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) more than 50% of a Fund's net asset value.

     BORROWING. A Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions.

     COMMODITIES. A Fund may not purchase or sell commodities, except that the Institutional Developed Markets Index, Developed Markets Index, LifeStrategy Conservative Growth, LifeStrategy Growth, LifeStrategy Income, LifeStrategy Moderate Growth, and Total International Stock Index Funds may invest in futures contracts and options transactions. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     ILLIQUID. A Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INVESTING FOR CONTROL. A Fund may not invest in a company for the purpose of controlling its management.

     LOANS. A Fund may not lend money to any person except by purchasing bonds and other debt securities that are publicly distributed or customarily purchased by institutional investors, by entering into repurchase agreements, or through Vanguard's interfund lending program.

     MARGIN. A Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS. A Fund may not invest in interests in oil, gas, or other mineral exploration or development programs.

     PUTS, CALLS. A Fund may not purchase or sell puts or calls.

     PLEDGING ASSETS. A Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     REAL ESTATE. A Fund may not invest directly in real estate.

     SENIOR SECURITIES. A Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. A Fund may not engage in the business of underwriting securities issued by other persons. A Fund will not be considered an underwriter when disposing of its investment securities.

     The investment limitations set forth above are considered at the time that investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restrictions.

     The investment limitations set forth above relate only to the Funds, and may not necessarily apply to the underlying funds in which the Funds invest. Thus, while a Fund may not invest directly in real estate, for example, it may do so indirectly if one of the underlying funds does so.

                              INVESTMENT POLICIES

     The following policies supplement the Funds' investment policies set forth in the Prospectuses:

     REPURCHASE AGREEMENTS. Each Fund (and each of the underlying Vanguard funds) may invest in repurchase agreements with commercial banks, brokers, or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker, or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a Fund's custodian bank until repurchased. In addition, the Funds' Board of Trustees will monitor each Fund's repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement with a Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the advisers acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures.

     FUTURES CONTRACTS. Institutional Developed Markets Index, Developed Markets Index, LifeStrategy Conservative Growth, LifeStrategy Growth, LifeStrategy Income, LifeStrategy Moderate Growth, and Total International Stock Index Funds (as well as most of their underlying funds) may enter into futures contracts, options, and options on futures contracts for several reasons: to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Although most futures contracts by their terms call for actual delivery or acceptance of the underlying financial instrument, the Funds will generally only utilize stock index contracts which are settled by a cash amount equal to the value of an explicit stock index (such as the Standard & Poor's 500 Stock Index) on the contract maturity date. In most cases, however, the contracts are closed out before the settlement date. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

     Traders in futures contracts, in general, use the futures markets for one of two purposes: 1) to offset or hedge unfavorable changes in the value of securities otherwise held (or expected to be held) for investment purposes; or,
2) to profit from fluctuations in the financial instrument underlying the value of the futures contracts. In either case, futures contracts general offer a cost effective and efficient means to replicate exposure to various financial instruments. The Funds intend to use futures contracts to either simulate full (or near full) investment in stocks, while keeping cash on hand to meet shareholder redemptions, or to reduce transaction costs. A Fund will not utilize futures contracts to leverage its exposure to gains and losses to that above 100% of its assets.

     Regulations of the CFTC applicable to the Funds require that all of their futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of a Fund's portfolio. The Funds will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Funds expect that approximately 75% of all futures contract purchases will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Funds upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     Restrictions on the Use of Futures Contracts. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge. The Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Funds are engaged in only for hedging purposes, the adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Funds would presumably have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation, particularly considering that futures contracts have set maturity dates (referred to as "expiration dates") while the underlying equity securities of the contract generally do not. Even in the event that a Fund utilizes futures for some limited hedging purpose, it is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Federal Tax Treatment of Futures Contracts. Each Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or foreign currencies, or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     Each Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Funds' other investments and shareholders will be advised on the nature of the transactions.

     ILLIQUID SECURITIES. Each underlying fund may invest up to 15% (10% for Prime Money Market Fund) of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the fund's books.

     The underlying funds may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers or after they have been held for a number of years, they may be considered illiquid securities--meaning that they could be difficult for the funds to convert to cash if needed.

     If a substantial market develops for a restricted security held by a fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the funds' Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933. While each fund's investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

     LENDING OF SECURITIES. The Funds (or any underlying fund) may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its securities, a Fund will be attempting to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act and the Rules or interpretations of the Commission thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund's total assets, and require that (a) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the fund at any time, and (d) the fund receive reasonable interest on the loan which may include the fund's investing any cash collateral in interest bearing short-term investments, any distribution on the loaned securities and any increase in their market value. Loan arrangements made by a fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the credit-worthiness of the broker, dealer, or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Funds' Board of Trustees.

     FOREIGN INVESTMENTS. Each underlying fund in which the Funds invest may invest its assets in securities of foreign companies. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

     Currency Risk. Since the stocks of foreign companies are frequently dominated in foreign currencies, and since the funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, the funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

     Country Risk. As foreign countries are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Although the funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of the funds' foreign securities will be somewhat greater than the expenses for custodial arrangements for handling U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from foreign companies held by each fund. However, these foreign withholding taxes are not expected to have a significant impact on the funds.

     Federal Tax Treatment of Non-U.S. Transactions. Special rules govern the Federal income tax treatment of certain transactions denominated in foreign currency or determined by reference to the value of one or more foreign currencies. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules.

     However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stock) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

     VANGUARD INTERFUND LENDING PROGRAM.The Commission has issued an exemptive order permitting the Funds and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies.

     TEMPORARY INVESTMENTS. Each underlying fund in which the Funds invest may take temporary defensive measures that are inconsistent with the funds' normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions. Such measures could include investments in (a) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the fund; (c) repurchase agreements involving any such securities; and (d) other money market instruments. There is no limit on the extent to which the funds may take temporary defensive measures. In taking such measures, the funds may fail to achieve their investment objective.

                             MANAGEMENT OF THE FUNDS

OFFICERS AND TRUSTEES

     The officers of each Fund manage its day-to-day operations and are responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Funds and choose its officers. The following is a list of the Trustees and officers of the Funds and a statement of their present positions and principal occupations during the past five years. As a group, the Funds' Trustees and officers own less than 1% of the outstanding shares of each Fund. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the funds administered by Vanguard. The mailing address of the Trustees and officers of the Funds is Post Office Box 876, Valley Forge, PA 19482.

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer & Trustee* Chairman, Chief Executive Officer, and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products); Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (Machinery/Coal/ Appliances); and Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/Coal/Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee Retired Chairman of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co.(Diesel Engine Company), and The Mead Corp. (Paper Products); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary* Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer* Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller* Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.
---------
*Officers of the Funds are "interested persons" as defined in the 1940 Act.

     The Trustees and officers of the Funds will receive no remuneration from the Funds. However, the Trustees are also Trustees of The Vanguard Group, Inc. (Vanguard) and of the Funds' underlying investment companies in The Vanguard Group (the Vanguard funds). Each Vanguard fund pays its unaffiliated Trustees an annual fee plus a proportionate share of travel and other expenses incurred in attending Board meetings. The officers are paid by Vanguard which, in turn, is reimbursed by each Vanguard fund for its proportionate share of officers' salaries and benefits.

THE VANGUARD GROUP

     GENERAL. Each Fund is part of the Vanguard family of mutual funds, which consists of more than 35 investment companies with over 100 funds. Each of the Vanguard funds receives at cost from The Vanguard Group, Inc. (Vanguard) virtually all of its administrative and distribution services. Vanguard also provides investment advisory services at cost to certain Vanguard funds; other Vanguard funds are advised by independent advisers unaffiliated with Vanguard.

     Vanguard is jointly owned by all of the Vanguard funds except the STAR Funds and one other investment company (the Member funds). Each of the Member funds contributes to Vanguard's capitalization, and pays its share of Vanguard's expenses, pursuant to formulas determined by the Member funds' boards of trustees. The STAR Funds are not Member funds because they contribute to Vanguard's capitalization and expenses indirectly through ownership of certain Vanguard funds. It is possible that, in the future, the Funds may become Member funds, but this will only happen on terms that assure that the Funds will not bear any duplicative capital contribution or expense allocation costs.

     SPECIAL SERVICING AGREEMENT. The Funds and Vanguard have entered into a Special Servicing Agreement under which Vanguard provides the Funds with administrative and distribution services, including dividend disbursing, shareholder servicing, and transfer agency services. The Agreement provides that the Funds pay Vanguard for the cost of providing these services, and bear the cost of services provided by outside parties, such as auditors, custodians, and outside legal counsel, as well as taxes and other direct expenses of the Funds. The Agreement further provides that the Funds' expenses will be offset, in whole or in part, by reimbursement from Vanguard for (a) contributions made by the Funds to the cost of operating the Vanguard funds in which the Funds invest, and
(b) certain savings in administrative and marketing costs that Vanguard is expected to derive from the operation of the Funds. The Funds' Board of Trustees believe that the reimbursements to be made by Vanguard to the Funds should be sufficient to offset most or all of the expenses incurred by each Fund. Therefore, the Funds are expected to operate at a very low--or zero--expense ratio. For the fiscal year ended December 31, 1999, all of the Funds in fact had expense ratios of zero. Of course, there is no guarantee that this will always be the case.

     Although the Funds are expected to operate at a zero expense ratio after reimbursement, they will bear indirectly, as shareholders of the underlying Vanguard funds, the costs associated with operating those funds. As of December 31, 1999, it is estimated that the indirect expense ratio of the Funds was as follows: STAR Fund--[0.36%]; LifeStrategy Income Fund--[0.28%]; LifeStrategy Conservative Growth Fund--[0.29%]; LifeStrategy Moderate Growth Fund--[0.29%]; LifeStrategy Growth Fund--[0.29%]; Total International Stock Index Fund--[0.34%]. Vanguard Institutional Developed Markets and Vanguard Developed Markets Index Funds did not commence operations until May 5, 2000.

     CODE OF ETHICS.Vanguard has adopted a Code of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the Funds (access persons) from profiting from that information. The Code permits access persons to invest in securities for their own accounts, including securities that may be held by the Funds, but places substantive and procedural restrictions on their trading activities. For example, the Code requires that access persons of the Funds receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the Funds.


                          INVESTMENT ADVISORY SERVICES

     The Funds do not employ an investment adviser. The allocation of each Fund's assets among the underlying Vanguard funds is made by officers of the Funds pursuant to instructions of the Funds' Board of Trustees and in conformity with each Fund's investment objective, strategies, and policies. The Declaration of Trust authorizes the Trustees to retain an investment adviser if they determine that such action is in the best interests of the shareholders of each Fund. The Trustees have no present intention to retain an investment adviser for any of the Funds. A Fund could not retain an investment adviser without first obtaining shareholder approval.

     The Funds benefit from the investment advisory services provided to the underlying Vanguard funds and, as shareholders of those funds, indirectly bear a proportionate share of those funds' advisory fees. The following is a description of the investment advisory agreements for each underlying Vanguard fund.

                              VANGUARD WINDSOR FUND

     Vanguard Windsor Fund employs a multimanager approach, using two primary investment advisers for the bulk of its assets and Vanguard's Core Management Group to manage its cash reserves.

WELLINGTON MANAGEMENT COMPANY, LLP

     Wellington Management Company, LLP (Wellington Management) manages a portion of the assets of Vanguard Windsor Fund. Windsor Fund pays Wellington Management a basic fee, calculated by applying a quarterly rate, based on the following annual percentage rates, to Windsor Fund's average month-end net assets managed by Wellington Management for the quarter:

     NET ASSETS                              RATE
     ----------                              ----
     First $17.5 billion ................... 125%
     Assets in excess of $17.5 billion ..... 100%

     The basic fee may be increased or decreased by applying an adjustment formula based on the investment performance of the assets of the fund managed by Wellington Management for the thirty-six months preceding the end of the quarter relative to the investment record of the Standard and Poor's 500 Composite Stock Price Index (the S&P 500) for the same period.

     During the fiscal years ended October 31, 1997, 1998, and 1999, Windsor Fund incurred the following advisory fees owed to Wellington Management:

                                           1997          1998          1999
                                           ----          ----          ----
     Basic Fee                      $23,502,000   $24,971,000   $19,713,650
     Increase/(Decrease) for        (11,821,000)  (15,501,000)  (14,040,175)
       Performance Adjustment       -----------   -----------   ------------
     Total                          $11,681,000   $ 9,470,000   $ 5,673,475
                                    -----------   -----------   ------------
                                    -----------   -----------   ------------

SANFORD C. BERNSTEIN & CO., INC.

     Sanford C. Bernstein & Co., Inc. (Bernstein) manages a portion of the assets of Vanguard Windsor Fund. The fund pays Bernstein a basic fee at the end of each of the fund's fiscal quarters, calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of the managed by Bernstein for the quarter:

     NET ASSETS                              RATE
     ----------                              ----
     First $1 billion .....................  .15%
     Next $2 billion ......................  .14%
     Next $2 billion ......................  .12%
     Assets in excess of $5 billion .......  .10%

     The basic fee may be increased or decreased by applying an adjustment formula based on the investment performance of the assets of the fund managed by Bernstein for the thirty-six months preceding the end of the quarter relative to the investment record of the Russell 1000 Value Index for the same period.

     During the fiscal years ended October 31, 1999, Windsor Fund incurred the following advisory fees owed to Bernstein:

                                                             1999
                                                             ----
     Basic Fee ....................................... $2,309,256
     Increase/(Decrease) for Performance Adjustment ..          0
                                                       ----------
     Total ........................................... $2,309,256
                                                       ----------
                                                       ----------

                          VANGUARD MORGAN GROWTH FUND

     Vanguard Morgan Growth Fund employs three separate investment advisers, each of whom manages the investment and reinvestment of a portion of the fund's assets.

WELLINGTON MANAGEMENT COMPANY, LLP

     Morgan Fund employs Wellington Management Company, LLP (Wellington Management) under an investment advisory agreement to manage the investment and reinvestment of approximately 42% (as of December 31, 1999) of the fund's assets and to continuously review, supervise, and administer the fund's investment program. Wellington Management discharges its responsibilities subject to the control of Morgan's officers and Trustees.

     Wellington Management is a Massachusetts limited liability partnership, and the following persons serve as managing partners of Wellington Management:
Laurie A. Gabriel, Duncan M. McFarland, and John R. Ryan. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960.

     Morgan Fund pays Wellington Management a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the fund's average month-end net assets for the quarter:

     NET ASSETS                              RATE
     ----------                              ----
     First $500 million ..................  .175%
     Next $500 million ...................  .100%
     Assets in excess of $1 billion ......  .075%

     The basic fee may be increased or decreased by applying an incentive/penalty fee based on the investment performance of the fund's assets managed by Wellington Management, over a 36-month period, relative to the investment record of a benchmark index composed of the stocks held in the country's 50 largest growth stock mutual funds (the Growth Fund Stock Index).

     During the fiscal years ended December 31, 1997, 1998, and 1999, Morgan Fund incurred the following advisory fees owed to Wellington Management:

                                                   1997        1998        1999
                                                   ----        ----        ----
     Basic Fee ............................  $1,292,417  $1,541,922  $1,830,546
     Increase/(Decrease) for Performance
       Adjustment .........................     (63,493)     76,371     378,563
                                             ----------  ----------  ----------
     Total ................................  $1,228,924  $1,618,293  $2,209,109
                                             ----------  ----------  ----------
                                             ----------  ----------  ----------

FRANKLIN PORTFOLIO ASSOCIATES LLC

     Morgan Fund employs Franklin Portfolio Associates LLC under an investment advisory agreement to manages the investment and reinvestment of approximately 39% (as of December 31, 1999) of the fund's assets. Franklin Portfolio
Associates discharges its responsibilities subject to the control of the officers and Trustees of the fund.

     Franklin Portfolio Associates is a Massachusetts limited liability company. The shares of Franklin Portfolio Associates are owned by MBC Investments Corporation, a holding company of Mellon Bank Corporation.

     Morgan Fund pays Franklin Portfolio Associates a basic fee by applying various percentage rates to the average net assets of the fund managed by Franklin Portfolio Associates. The fee schedule is as follows:

NET ASSETS                                   RATE
----------                                   ----
First $100 million ........................  .25%
Next $200 million .........................  .20%
Next $200 million .........................  .15%
Next $500 million .........................  .10%
Next $4 billion ...........................  .08%
Assets in excess of $5 billion ............  .06%

     The basic fee may be increased or decreased by applying an incentive/penalty fee based on the investment performance of the assets of the fund managed by Franklin Portfolio Associates, over a 36-month period, relative to the investment record of the Growth Fund Stock Index.

     During the fiscal years ended October 31, 1997, 1998, and 1999, Morgan Fund incurred the following advisory fees owed to Franklin Portfolio Associates:

                                                   1997        1998        1999
                                                   ----        ----        ----
     Basic Fee ............................  $1,310,220  $1,701,152  $1,981,731
     Increase/(Decrease) for Performance
       Adjustment .........................     571,862     383,794    (212,101)
                                             ----------  ----------  ----------
     Total ................................  $1,882,082  $2,084,946  $1,769,630
                                             ----------  ----------  ----------
                                             ----------  ----------  ----------

VANGUARD'S QUANTITATIVE EQUITY GROUP

     Vanguard's Quantitative Equity Group provides investment advisory services on an at-cost basis with respect to approximately xx% of Morgan Fund's assets as of December 31, 1999.

     During the fiscal years ended December 31, 1997, 1998, and 1999, Morgan Fund incurred expenses for investment advisory services provided by Vanguard in the following approximate amounts: $219,000, $317,000, and $500,000, respectively.

                   VANGUARD GNMA AND LONG-TERM CORPORATE FUNDS

     Wellington Management Company, LLP (Wellington Management) serves as investment adviser to GNMA and Long-Term Corporate Funds. Each of the funds pays Wellington Management an investment advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate to the average month-end net assets of each fund.

                    VANGUARD GNMA FUND

     NET ASSETS                              RATE
     ----------                              ----
     First $3 billion ....................  .020%
     Next $3 billion .....................  .010%
     Assets in excess of $6 billion ......  .008%

           VANGUARD LONG-TERM CORPORATE FUND

     NET ASSETS                              RATE
     ----------                              ----
     First $1 billion ....................  .040%
     Next $1 billion .....................  .030%
     Next $1 billion .....................  .020%
     Assets in excess of $3 billion ......  .015%

     During the fiscal years ended January 31, 1998, 1999, and 2000, GNMA and Long-Term Corporate Funds paid Wellington Management the following advisory fees:

     FUND                                         1998        1999         2000
     ----                                         ----        ----         ----
     GNMA ................................  $1,067,000  $1,229,000   $1,408,000
                                            ----------  ----------   ----------
                                            ----------  ----------   ----------
     Long-Term Corporate .................    $963,000  $1,048,000   $1,037,000
                                            ----------  ----------   ----------
                                            ----------  ----------   ----------

                       VANGUARD SHORT-TERM CORPORATE FUND

     Vanguard Short-Term Corporate Fund receives its investment advisory services on an "internalized," at-cost basis from an investment management staff employed directly by Vanguard. This staff, Vanguard's Fixed Income Group, is supervised by the officers of the fund. During the fiscal years ended January 31, 1998, 1999, and 2000, the fund incurred expenses for investment advisory services provided by Vanguard in the following approximate amounts: $698,000, $671,000, and $814,000, respectively.

                               VANGUARD WINDSOR II

     Vanguard Windsor II Fund employs a multimanager approach utilizing four investment advisers, each of whom manages the investment and reinvestment of a portion of the fund's assets.

BARROW, HANLEY, MEWHINNEY & STRAUSS

     Windsor II Fund has entered into an investment advisory agreement with Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley) to manage a portion of the fund's equity assets (approximately 64%, as of October 31, 1999). Under this agreement, Barrow, Hanley manages the investment and reinvestment of the designated assets and continuously reviews, supervises, and administers the investment program of the fund with respect to those assets. Barrow, Hanley discharges its responsibilities subject to the control of the officers and Trustees of the fund.

     Barrow Hanley is a Nevada corporation controlled by the following officers of Barrow Hanley: James Purdy Barrow, Principal; Bryant Miller Hanley, Jr., President, Secretary and Treasurer; Richard Albert Englander, Principal; and Joseph Ray Nixon, Principal.

     Windsor II Fund pays Barrow, Hanley a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of the fund managed by Barrow, Hanley for the quarter:

     NET ASSETS                              RATE
     ----------                              ----
     First $200 million ..................  .300%
     Next $300 million ...................  .200%
     Next $500 million ...................  .150%
     Assets in excess of $1 billion ......  .125%

     The basic fee paid to Barrow, Hanley, as provided above, will be increased or decreased by applying an incentive/penalty fee adjustment based on the investment performance of the assets of the fund managed by Barrow, Hanley over a trailing 36-month period relative to that of the Standard & Poor's 500/BARRA Value Index (the BARRA Value Index). The BARRA Value Index includes stocks in the Standard and Poor's 500 Composite Stock Price Index with lower than average ratios of market price to book value. These types of stocks are often referred to as "value" stocks.

     During the fiscal years ended October 31, 1997, 1998, and 1999, Windsor II Fund incurred the following advisory fees owed to Barrow, Hanley:

                                                 1997         1998         1999
                                                 ----         ----         ----
     Basic Fee .........................  $16,925,953  $24,225,773  $27,518,622
     Increase/(Decrease) for
       Performance Adjustment ..........    2,495,021    3,887,915   (1,429,591)
                                          -----------  -----------  ------------
     Total .............................  $19,420,974  $28,113,688  $26,089,031
                                          -----------  -----------  ------------
                                          -----------  -----------  ------------

EQUINOX CAPITAL MANAGEMENT, INC.

     Windsor II Fund has entered into an investment advisory agreement with Equinox Capital Management, Inc. (Equinox) to manage a portion of the fund's equity assets (approximately 14%, as of October 31, 1999). Under this agreement, Equinox manages the investment and reinvestment of the designated assets and continuously reviews, supervises, and administers the investment program of the fund with respect to those assets. Equinox discharges its responsibilities subject to the control of the officers and Trustees of the fund.

     Equinox is a Delaware Limited Liability Company controlled by the following officers of Equinox: Ronald J. Ulrich, Director and President; and Wendy D. Lee, Managing Director.

     Windsor II Fund pays Equinox a basic fee by applying a quarterly rate, based on the following annual percentage rates, to the portion of the fund's average month-end net assets managed by Equinox. The fee schedule is as follows:

     NET ASSETS                              RATE
     ----------                              ----
     First $400 million ..................  .200%
     Next $600 million ...................  .150%
     Next $1 billion .....................  .125%
     Assets in excess of $2 billion ......  .100%

     The basic fee paid to Equinox may be increased or decreased by applying an adjustment formula based on the 36-month investment performance of the fund's assets managed by Equinox relative to the investment record of the Russell 1000 Value Index.

     During the fiscal years ended October 31, 1997, 1998, and 1999, Windsor II Fund incurred the following advisory fees owed to Equinox:

                                                   1997        1998        1999
                                                   ----        ----        ----
     Basic Fee ...........................   $2,791,342  $3,945,052  $4,992,060
     Increase/(Decrease) for Performance
       Adjustment ........................      408,295     868,234   1,788,014
                                             ----------  ----------  ----------
     Total ...............................   $3,199,637  $4,813,286  $6,780,074
                                             ----------  ----------  ----------
                                             ----------  ----------  ----------

TUKMAN

     Windsor II Fund has entered into an investment advisory agreement with Tukman Capital Management, Inc. (Tukman) to manage a portion of the fund's equity assets (approximately 12%, as of October 31, 1999). Under this agreement, Tukman manages the investment and reinvestment of the designated assets and continuously reviews, supervises, and administers the investment program of the fund with respect to those assets. Tukman discharges its responsibilities subject to the control of the officers and Trustees of the fund.

     Tukman is a Delaware  corporation  controlled by the following  Officers of
Tukman: Melvin T. Tukman, President and Director, and Daniel L. Grossman, Vice President.

     Windsor II Fund pays Tukman a basic fee by applying a quarterly rate, based on the following annual percentage rates, to the portion of Windsor II's average month-end assets managed by Tukman:

     NET ASSETS                              RATE
     ----------                              ----
     First $25 million ....................  .40%
     Next $125 million ....................  .35%
     Next $350 million ....................  .25%
     Next $500 million ....................  .20%
     Assets in excess of $1 billion .......  .15%

     The basic fee paid to Tukman may be increased or decreased by applying an incentive/penalty fee adjustment based on the 36-month investment performance of the fund's assets managed by Tukman relative to the investment record of the Standard & Poor's 500 Composite Stock Price Index.

     During the fiscal years ended October 31, 1997, 1998, and 1999, Windsor II Fund incurred the following advisory fees owed to Tukman:

                                                   1997        1998        1999
                                                   ----        ----        ----
     Basic Fee ...........................   $3,622,904  $5,126,168  $6,192,444
     Increase/(Decrease) for
       Performance Adjustment ............      785,658     992,760  (2,000,847)
                                             ----------  ----------  -----------
     Total ...............................   $4,408,562  $6,118,928  $4,191,597
                                             ----------  ----------  -----------
                                             ----------  ----------  -----------

VANGUARD'S QUANTITATIVE EQUITY GROUP

     Vanguard's Quantitative Equity Group provides investment advisory services on an at-cost basis with respect to a portion of Windsor II Fund's assets (approximately 6%, as of October 31, 1999). The Core Management Group also provides investment advisory services to several other Vanguard funds. The Core Management Group is supervised by the officers of the fund.

     During the fiscal years ended October 31, 1997, 1998, and 1999, Windsor II Fund incurred expenses for investment advisory services in the following approximate amounts: $196,000, $287,000, and $511,000, respectively.

                             VANGUARD EXPLORER FUND

     Vanguard Explorer Fund employs four investment advisers: Wellington Management Company, LLP (Wellington Management), 75 State Street, Boston, MA 02109; Granahan Investment Management, Inc. (Granahan), 275 Wyman Street, Waltham, MA 02154; Chartwell Investment Partners (Chartwell), 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312; and Vanguard's Quantitative Equity Group. Until February 28, 1990, when Explorer acquired the assets of Explorer II, Wellington Management was sole investment adviser to Explorer (then known simply as Explorer Fund), and Granahan served as sole investment adviser to Explorer II, the acquired fund.

     The proportion of the net assets of Explorer managed by each adviser is established by the Board of Trustees of Explorer, and may be changed in the future by the Board of Trustees as circumstances warrant.

WELLINGTON MANAGEMENT COMPANY, LLP

     Explorer has entered into an advisory agreement with Wellington Management under which Wellington Management manages the investment and reinvestment of a portion of Explorer's assets and continuously reviews, supervises, and administers Explorer's investment program with respect to those assets. As of October 31, 1999, Wellington Management managed approximately 29% of Explorer's equity investments. Wellington Management discharges its responsibilities subject to the control of the officers and Trustees of Explorer.

     Explorer pays Wellington Management a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the portion of Explorer's average month-end net assets managed by Wellington Management for the quarter:

     NET ASSETS                              RATE
     ----------                              ----
     First $500 million ..................  .250%
     Next $250 million ...................  .200%
     Next $250 million ...................  .150%
     Assets in excess of $1 billion ......  .100%

     The basic fee paid to Wellington Management may be increased or decreased by applying an incentive/ penalty fee adjustment based on the 36-month investment performance of the fund's assets managed by Wellington Management relative to the investment performance of the Small Company Growth Fund Stock Index.

     During the fiscal years ended October 31, 1997, 1998, and 1999, Explorer Fund paid Wellington Management the following advisory fees:

                                                   1997        1998        1999
                                                   ----        ----        ----
     Basic Fee ...........................   $1,950,387  $1,647,928  $1,588,542
     Increase/(Decrease) for Performance
       Adjustment ........................      (89,408)   (288,253)    659,915
                                             ----------  ----------  ----------
     Total ...............................   $1,860,979  $1,359,675  $2,248,457
                                             ----------  ----------  ----------
                                             ----------  ----------  ----------

GRANAHAN INVESTMENT MANAGEMENT, INC.

     Granahan Investment Management, Inc. (Granahan) serves as a second investment adviser to Explorer. Under its advisory agreement, Granahan manages the investment and reinvestment of a portion of Explorer's assets and continuously reviews, supervises, and administers Explorer's investment program with respect to those assets. As of October 31, 1999, Granahan managed approximately 46% of Explorer's equity investments. Granahan discharges its responsibilities subject to the control of the officers and Trustees of Explorer.

     Granahan is an investment advisory firm specializing in small company stock investments. Mr. John Granahan is the President and major stockholder of Granahan Investment Management, Inc.

     Explorer pays Granahan a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the portion of Explorer's average month-end net assets managed by Granahan for the quarter:

     NET ASSETS                              RATE
     ----------                              ----
     First $500 million                     .300%
     Next $250 million                      .200%
     Next $250 million                      .150%
     Assets in excess of $1 billion         .100%

     The basic fee paid to Granahan may be increased or decreased by applying an incentive/penalty fee adjustment based on the investment performance of the fund's assets managed by Granahan over a trailing thirty-six month period relative to that of the Small Company Growth Fund Stock Index for the same period.

     During the fiscal years ended October 31, 1997, 1998, and 1999, Explorer Fund paid Granahan the following advisory fees:

                                                   1997        1998         1999
                                                   ----        ----         ----
     Basic Fee ............................  $2,532,966  $2,508,538   $2,476,006
     Increase/(Decrease) for Performance
       Adjustment .........................    (242,952)   (479,000)           0
                                             ----------  -----------  ----------
     Total ................................  $2,290,014  $2,029,538   $2,476,006
                                             ----------  -----------  ----------
                                             ----------  -----------  ----------

CHARTWELL INVESTMENT PARTNERS

     Explorer has entered into an advisory agreement with Chartwell Investment Partners (Chartwell) under which Chartwell manages the investment and reinvestment of a portion of Explorer's assets and continuously reviews, supervises, and administers Explorer's investment program with respect to those assets. As of October 31, 1999, Chartwell managed approximately 11% of Explorer's equity investments. Chartwell discharges its responsibilities subject to the control of the officers and Trustees of the fund.

     Chartwell is an employee-owned investment partnership providing equity and fixed income management. Edward N. Antoian, one of the firm's partners, is the portfolio manager for their small-capitalization growth products.

     For the services provided by Chartwell under the advisory agreement, Explorer will pay Chartwell a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of Explorer managed by Chartwell for the quarter:

     NET ASSETS                              RATE
     ----------                              ----
     First $250 million ..................  0.40%
     Next $250 million ...................  0.30%
     Assets in excess of $500 million ....  0.20%

     Effective with the quarter ended July 31, 1998, the basic fee, as provided above, shall be increased or decreased by applying an incentive/penalty fee adjustment based on the 36-month investment performance of the assets of Explorer managed by Chartwell relative to the investment performance of the Small Company Growth Fund Stock Index, which is made up of stocks held by the nation's 25 largest small company funds.

     For the period August 1, 1997 to October 31, 1997, and the fiscal years ended October 31, 1998 and 1999, Explorer paid Chartwell the following advisory fees:

                                          AUG. 1-OCT. 31
                                                    1997       1998         1999
                                                    ----       ----         ----
     Basic Fee ........................         $202,329   $952,259   $1,042,721
     Increase/(Decrease) for
       Performance Adjustment .........                0    (71,146)      70,879
                                          --------------   --------   ----------
     Total ............................         $202,329   $881,113   $1,113,600
                                          --------------   --------   ----------
                                          --------------   --------   ----------

THE VANGUARD GROUP, INC.

     Vanguard's Quantitative Equity Group provides investment advisory services on an at-cost basis with respect to approximately 10% (as of October 31, 1999) of Vanguard Explorer Fund's assets, and any cash reserves held by the fund (approximately 4%, as of October 31, 1999). Vanguard's Quantitative Equity Group is supervised by the officers of the funds.

     For the period August 1, 1997 to October 31, 1997, and the fiscal years ended October 31, 1998 and 1999, the fund incurred expenses for investment advisory services provided by Vanguard in the following approximate amounts:
$2,000, $38,000, and $170,000, respectively.

                         VANGUARD U.S. GROWTH PORTFOLIO

     Vanguard World Fund entered into an investment advisory agreement with Lincoln Capital Management Company (Lincoln) under which Lincoln manages the investment and reinvestment of the fund's assets and continuously reviews, supervises, and administers the fund. Lincoln discharges its responsibilities subject to the control of the officers and Trustees of the fund. Under this agreement the fund pays Lincoln an advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the fund's average month-end net assets for the quarter:

     NET ASSETS                              RATE
     ----------                              ----
     First $25 million ...................  0.40%
     Next $125 million ...................  0.35%
     Next $350 million ...................  0.25%
     Next $500 million ...................  0.20%
     Next $1.5 billion ...................  0.15%
     Next $12.5 billion ..................  0.10%
     Assets in excess of $15 billion .....  0.08%

     Lincoln is an Illinois corporation in which a controlling interest is held by the following persons: Timothy H. Ubben, Chairman; J. Parker Hall III, Chief Executive Officer; Kenneth R. Meyer, President; Ray B. Zemon, Executive Vice President; David M. Fowler, Executive Vice President; Richard W. Knee, Executive Vice President; and Jay H. Freedman, Executive Vice President.

     For the fiscal  years  ended  August 31,  1997,  1998,  and 1999,  the fund
incurred   advisory   fees  of   $8,475,000,   $11,377,000,   and   $16,307,000,
respectively.

                             VANGUARD PRIMECAP FUND

     Vanguard PRIMECAP Fund employs PRIMECAP Management Company (PRIMECAP) under an investment advisory agreement to manage the investment and reinvestment of the assets of the fund and to continuously review, supervise, and administer the fund's investment program. PRIMECAP discharges its responsibilities subject to the control of the officers and Trustees of the fund.

     PRIMECAP is a California corporation whose outstanding shares are owned by its directors and officers. The directors of the corporation and the offices they currently hold are: Howard Bernard Schow, Chairman; Mitchell John Milias, Vice Chairman and Treasurer; Theofanis Anastasios Kolokotrones, President and Secretary; and Joel P. Fried, Executive Vice President.

     The fund pays PRIMECAP an advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the fund's average month-end net assets for the quarter:

     NET ASSETS                              RATE
     ----------                              ----
     First $50 million ...................  0.500%
     Next $200 million ...................  0.450%
     Next $250 million ...................  0.375%
     Next $1,750 million .................  0.250%
     Next $2,750 million .................  0.200%
     Next $5 billion .....................  0.175%
     Assets in excess of $10 billion .....  0.150%

     During the fiscal years ended December 31, 1997, 1998, and 1999, the fund incurred investment advisory fees of approximately $14,455,000, $20,669,000, and $26,764,000, respectively.

                        VANGUARD PRIME MONEY MARKET FUND

     Vanguard's Fixed Income Group provides investment advisory services on an at-cost basis to Vanguard Prime Money Market Fund.

     During the fiscal years ended November 30, 1997, 1998, and 1999, Vanguard Prime Money Market Fund's share of Vanguard's investment advisory expenses totaled approximately $3,782,000, $3,811,000, and $4,718,000, respectively.

                         VANGUARD ASSET ALLOCATION FUND

     Vanguard Asset Allocation Fund employs Mellon Capital Management Corporation (Mellon), 595 Market St., 30th Floor, San Francisco, California, 94105, under an investment advisory agreement to manage the investment and reinvestment of the assets of the fund and to continuously review, supervise, and administer the fund's investment program. Mellon discharges its responsibilities subject to the control of the officers and Trustees of the fund.

     Mellon is an investment management firm which manages well diversified stock and bond portfolios for institutional clients. The Adviser is a wholly-owned subsidiary of MBC Investment Corporation, which itself is a wholly-owned subsidiary of Mellon Financial Corporation.

     Asset Allocation Fund pays Mellon a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the fund's average month-end net assets for the quarter:

     NET ASSETS                              RATE
     ----------                              ----
     First $100 million ..................  0.200%
     Next $900 million ...................  0.150%
     Next $500 million ...................  0.125%
     Assets in excess of $1.5 billion ....  0.100%

     This fee may be increased or decreased by applying an adjustment formula based on the cumulative investment performance of the fund's portfolio for the thirty-six months preceding the end of the quarter relative to the investment record of a Combined Index for the same period. The Combined Index is comprised of the Standard & Poor's 500 Composite Price Index (65% of the Combined Index) and the Lehman Brothers Long-Term U.S. Treasury Index (35% of the Combined Index).

     During the fiscal years ended September 30, 1997, 1998, and 1999, the fund incurred investment advisory fees as follows:

                                                 1997         1998         1999
                                                 ----         ----         ----
     Basic Fee                             $3,723,000   $5,466,000   $8,336,000
     Increase/(Decrease) for
       Performance Adjustment. . .           (921,000)  (1,404,000)  (1,564,000)
                                           ----------   ----------   -----------
     Total                                 $2,802,000   $4,062,000   $6,772,000
                                           ----------   ----------   -----------
                                           ----------   ----------   -----------

         VANGUARD TOTAL STOCK MARKET INDEX FUND, VANGUARD EUROPEAN STOCK
                 INDEX FUND, VANGUARD PACIFIC STOCK INDEX FUND,
               AND VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND

     Vanguard Total Stock Market, European Stock, and Pacific Stock Index Funds receive their investment advisory services on an at-cost basis from Vanguard's Quantitative Equity Group. Vanguard Total International Fund invests solely in other Vanguard funds and therefore does not employ an investment adviser or pay advisory fees. However, Total International Stock Index Fund benefits from the investment advisory services provided by Vanguard to the underlying funds in which it invests.

     During the fiscal years ended December 31, 1997,  1998, and 1999, the Funds
incurred  expenses  for  investment   advisory  services  of  approximately  the
following amounts:

     FUND                                       1997     1998      1999
     ----                                       ----     ----      ----
     European Stock Index Fund ............  $23,000  $47,000  $ 87,000
     Pacific Stock Index Fund .............   23,000   47,000    87,000
     Total Stock Market Index Fund ........   56,000   82,000   120,000

                             PORTFOLIO TRANSACTIONS

     Each Fund will purchase and sell the principal portion of its Fund securities (i.e., shares of the underlying Vanguard funds) by dealing directly with the issuer--the underlying funds. As such, the Funds incur no brokerage commissions.

                               PURCHASE OF SHARES

     The purchase price of shares of the Funds is the net asset value next determined after the order is received. The net asset value is calculated as of the close of the New York Stock Exchange (generally 4 p.m. Eastern time) on each day the Exchange is open for business and on any other day on which there is sufficient trading in each Fund's underlying securities to materially affect its net asset value per share. An order received prior to the close of the Exchange will be executed at the price computed on the date of receipt; and an order received after the close of the Exchange will be executed at the price computed on the next day the Exchange is open.

     Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of Fund's shares.

     To assure that each Fund continues to operate in the manner set forth in its Prospectus, including the desired composition of shareholder investments in the Fund, the officers of the Funds will monitor and report to the Trustees the composition of the Funds' shareholder base. The Funds' shares will be marketed to tax-advantaged and other retirement accounts. The officers will recommend to the Trustees any action they deem necessary to assure that investments in the Funds do not become inconsistent with the policies applicable to the Funds. This could include recommendations to limit sales to specific categories of investors or to revise the suitability standards for investors.



                              REDEMPTION OF SHARES

     Each Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     Each Fund has authorized Charles Schwab & Co., Inc. (Schwab) to accept on its behalf purchase and redemption orders under certain terms and conditions. Schwab is also authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf subject to those terms and conditions. Under this arrangement, a Fund will be deemed to have received a purchase or redemption order when Schwab or, if applicable, Schwab's authorized designee, accepts the order in accordance with the Fund's instructions. Customer orders that are properly transmitted to the Fund by Schwab, or if applicable, Schwab's authorized designee, will be priced as follows:

     Orders received by Schwab before 3 p.m. Eastern time on any business day, will be sent to Vanguard that day and your share price will be based on the Fund's net asset value calculated at the close of trading that day. Orders received by Schwab after 3 p.m. Eastern time, will be sent to Vanguard on the following business day and your share price will be based on the Fund's net asset value calculated at the close of trading that day.

     No charge is made by the Funds for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Funds.

                                  SHARE PRICE

     Each Fund's share price, or "net asset value" per share, is calculated by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding. The net asset value is determined as of the regular close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. This determination is made by appraising each Fund's underlying investment (i.e., the underlying Vanguard funds) at the price of each such fund determined at the regular close of the Exchange.

     The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading of Vanguard Funds.

                             YIELD AND TOTAL RETURN

     The yield of each Fund for the 30-day period ended December 31, 1999 was as follows:

     LifeStrategy Conservative Growth ............  4.49%
     LifeStrategy Growth .........................  2.28%
     LifeStrategy Income .........................  5.73%
     LifeStrategy Moderate Growth ................  3.42%
     STAR ........................................  3.51%


AVERAGE ANNUAL TOTAL RETURN

     Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares.

     Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/N - 1

     Where:

          T   =average annual total return
          P   =a hypothetical initial investment of $1,000
          n   =number of years
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

     We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the after-tax value, according to the following formulas:

                                 P (1+T)N = ATV

     Where:

          P   =a hypothetical initial payment of $1,000
          T   =average annual after-tax total return
          n   =number of years
          ATV =after-tax value at the end of the 1-, 5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods

     Instructions:

1. Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

2. Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

4.   State the total return quotation to the nearest hundredth of one percent.

CUMULATIVE TOTAL RETURN

     Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1

     Where:

          C   =cumulative total return
          P   =a hypothetical initial investment of $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS

     Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[((A-B)/CD+1)6 - 1]

     Where:

          a   =dividends and interest earned during the period
          b   =expenses accrued for the period (net of reimbursements)
          c   =the average daily number of shares outstanding during
               the period that were entitled to receive dividends
          d   =the maximum offering price per share on the last day of
               the period

                               COMPARATIVE INDEXES

     Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group may from time to time use one or more of the following unmanaged indexes for comparative performance purposes.

GROWTH FUND STOCK INDEX--The Index is composed of the various common stocks that are held in the 50 largest growth stock mutual funds, using year-end assets, monitored by Morningstar, Inc. Under an agreement with Vanguard Morgan Growth Fund, Morningstar, Inc. determines the composition of the Index and Vestek Systems calculates the monthly total return. Neither The Vanguard Group, Inc., nor its advisers are affiliated with Morningstar or Vestek Systems in any way.

SMALL COMPANY GROWTH FUND STOCK INDEX--The Index is composed of the various domestic common stocks that are held in the 25 largest small company stock mutual funds, using year-end assets, monitored by Morningstar, Inc. Under an agreement with Vanguard Explorer Fund, Morningstar, Inc. determines the composition of the Index and Vestek Systems calculates the monthly total return. Neither The Vanguard Group, Inc., nor its advisers are affiliated with Morningstar or Vestek Systems in any way.

STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD AND POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the Standard and Poor's 500 Composite Stock Price Index (S&P 500) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 7,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX--an arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of twenty-two developing countries.



GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of ten years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency, and investment grade corporate bonds.

LEHMAN BROTHERS CORPORATE (BAA) BOND INDEX--all publicly offered, fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $100 million outstanding. This index includes over 1,500 issues.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield of four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Brothers Corporate A or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Corporate A or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index, and 12.5% Standard & Poor's Telephone Index).

LEHMAN BROTHERS  LONG-TERM  CORPORATE AA OR BETTER BOND  INDEX--consists  of all
publicly    issued,    fixed    rate,     nonconvertible    investment    grade,
dollar-denominated, SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS CORPORATE A OR BETTER BOND INDEX--consists of all publicly issued, investment grade corporate bonds rated A or better, of all maturity levels.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated BBB- or better. The index has a market value of over $5 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between one and five years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between five and ten years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than ten years. The index has a market value of over $1.1 trillion.

RUSSELL 2000 STOCK INDEX--consists of the smallest 2,000 stocks within the Russell 3000; a widely-used benchmark for small capitalization common stocks.

IBBOTSON ASSOCIATES YEARBOOK--various mutual fund performance data.

LIPPER BALANCED FUND AVERAGE--An industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--An industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--An industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER SMALL CAP FUND AVERAGE--the average performance of small company growth funds as defined by Lipper Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Funds that constituted the Group at its inception.)

RUSSELL 3000 INDEX--consists of approximately the 3,000 largest stocks of U.S. domiciled companies commonly traded on the New York and American Stock Exchanges or the NASDAQ over-the-counter market, accounting for over 90% of the market value of publicly traded stocks in the U.S.


                       DESCRIPTION OF BOND CREDIT RATINGS

Excerpts from Moody's Investors Service, Inc. description of its four highest bond ratings:

     AAA--judged to be of the best quality. AA--judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. A--possess many favorable investment attributes and are to be considered as "upper-medium-grade obligations." BAA--considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from AA through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking in the lower end of that generic rating category.

Excerpts from Standard & Poor's Corporation description of its four highest bond ratings:

     AAA--highest rating assigned. Capacity to pay interest and repay principal is extremely strong. AA--a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. A--has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Standard & Poor's may apply indicators "+", no character and "-" to its rating categories from AA to CCC. The indicators show relative standing within the major rating categories.

                              FINANCIAL STATEMENTS

     The Funds' financial statements (except for Vanguard Developed Markets Index Fund and Vanguard Institutional Developed Markets Index Fund) for the year ended December 31, 1999, appearing in the Funds' 1999 Annual Reports to Shareholders and the reports thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' Annual Reports to Shareholders, which may be obtained without charge.



                                                               SAI056-04/28/2000

                                     PART C

                               VANGUARD STAR FUNDS
                                OTHER INFORMATION


ITEM 23. EXHIBITS

(a)    Declaration of Trust**
(b)    By-Laws**
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Not Applicable
(e)    Not Applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g)    Custodian Agreements+
(h)    Special Servicing Agreement**
(i)    Legal Opinion**
(j)    Consent of Independent Accountants*
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Not Applicable
(o)    Not Applicable
(p)    Code of Ethics*
  --------------------------
  * Filed herewith
 ** Filed previously
  + Filed herewith for Vanguard Developed Markets Index Fund and Vanguard
    Institutional Developed Markets Index Fund; filed previously for remaining Funds.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Funds have no Investment Adviser.

ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodians, First Union National Bank, Philadelphia, Pennsylvania 19106, and The Chase Manhattan Bank, Brooklyn, New York 11245.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 28th day of April, 2000.


                                                      VANGUARD STAR FUNDS
                                            BY:_________________________________
                                                          (signature)
                                                         (HEIDI STAM)
                                                       JOHN J. BRENNAN*
                                            CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                     TITLE                           DATE
--------------------------------------------------------------------------------

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      April 28, 2000
   ---------------------------  Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         April 28, 2000
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BRUCE K. MACLAURY      Trustee                         April 28, 2000
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*


By:/S/ BURTON G. MALKIEL      Trustee                         April 28, 2000
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.  Trustee                         April 28, 2000
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ JOHN C. SAWHILL        Trustee                         April 28, 2000
   ---------------------------
       (Heidi Stam)
      John C. Sawhill*


By:/S/ JAMES O. WELCH, JR.    Trustee                         April 28, 2000
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*


By:/S/ J. LAWRENCE WILSON     Trustee                         April 28, 2000
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         April 28, 2000
   ---------------------------  Financial Officer and
       (Heidi Stam)             Principal Accounting Officer
      Thomas J. Higgins*


*By Power of  Attorney.  See File Number  33-4424,  filed on January  25,  1999.
 Incorporated by Reference.

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                               INDEX TO EXHIBITS

Custodian Agreement ................................................... Ex-99.BG
Consent of Independent Accountants .................................... Ex-99.BJ
Code of Ethics ........................................................ Ex-99.BP